                            As filed with the Securities and Exchange Commission

                                                            on June 29, 2000
                                                      Registration Nos. 33-54748
                                                                        811-7346

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                    Pre-Effective Amendment No. ---- [   ]

                     Post-Effective Amendment No. 48 [ X ]

                          REGISTRATION STATEMENT UNDER
                    THE INVESTMENT COMPANY ACT OF 1940 [ X ]

                             Amendment No. 48 [ X ]

                       (Check appropriate box or boxes)

                            The Munder Funds, Inc.
              (Exact Name of Registrant as Specified in Charter)

                480 Pierce Street, Birmingham, Michigan  48009
             (Address of Principal Executive Offices)  (Zip code)

                Registrant's Telephone Number:  (248) 647-9200


                               Francine S. Hayes
                      State Street Bank and Trust Company
                             2 Avenue de Lafayette
                               Boston, MA  02111
                    (Name and Address of Agent for Service)
                                  Copies to:

             James Robinson                    Patrick W. D. Turley, Esq.
       Munder Capital Management                 Dechert Price & Rhoads
           480 Pierce Street                      1775 Eye Street, NW
       Birmingham, Michigan 48009                 Washington, DC 20006


[X] It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

                             THE MUNDER FUNDS, INC.

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                                Prospectus for
       Munder Fund of Funds (formerly Munder All-Season Aggressive Fund)
                            (Class A and B Shares)

Part A
---------

           Item                                      Heading
           ----                                      -------
1.         Cover Page                                Front and Back Cover Pages

2.         Synopsis                                  Risk/Return Summary

3.         Condensed Financial Information           Fees and Expenses; Financial Highlights

4.         General Description of Registrant         Front and Back Pages; Risk/Return Summary;
                                                     More About the Funds; Management

5.         Management of the Fund                    Management; Distributions; Federal Tax
                                                     Considerations

6.         Capital Stock and Other Securities        Management; Your Investment; Distribution
                                                     Arrangements; Pricing of Fund Shares;
                                                     Distributions; Federal Tax Considerations

7.         Purchase of Securities Being Offered      Your Investment; Distribution Arrangements;
                                                     Pricing of Fund Shares

8.         Redemption or Repurchase                  Your Investment; Distribution Arrangements

9.         Pending Legal Proceedings                 Not Applicable

                            THE MUNDER FUNDS, INC.

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                     Prospectus for Munder Fund of Funds
      (formerly Munder All-Season Aggressive Fund) (Class Y Shares)

Part A
------

          Item                                    Heading
          ----                                    -------
1.        Cover Page                              Front and Back Cover Pages

2.        Synopsis                                Risk/Return Summary

3.        Condensed Financial Information         Fees and Expenses; Financial Highlights

4.        General Description of Registrant       Front and Back Pages; Risk/Return Summary;
                                                  More About the Funds; Management

5.        Management of the Fund                  Management; Distributions; Federal Tax
                                                  Considerations

6.        Capital Stock and Other Securities      Management; Your Investment
                                                  Distribution Arrangements; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.        Purchase of Securities Being Offered    Your Investment; Distribution
                                                  Arrangements; Pricing of Fund Shares

8.        Redemption or Repurchase                Your Investment ArrangementS

9.        Pending Legal Proceedings               Not Applicable

                             THE MUNDER FUNDS, INC.

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                                 Prospectus for
                      Munder All-Season Conservative Fund
                      and Munder All-Season Moderate Fund
                            (Class A and B Shares)

Part A
------

           Item                                      Heading
           ----                                      -------
1.         Cover Page                                Front and Back Cover Pages

2.         Synopsis                                  Risk/Return Summary

3.         Condensed Financial Information           Fees and Expenses; Financial Highlights

4.         General Description of Registrant         Front and Back Pages; Risk/Return Summary;
                                                     More About the Funds; Management

5.         Management of the Funds                   Management; Distributions; Federal Tax
                                                     Considerations

6.         Capital Stock and Other Securities        Management; Your Investment; Pricing of
                                                     Fund Shares; Distributions; Federal Tax
                                                     Considerations

7.         Purchase of Securities Being Offered      Your Investment; Pricing of Fund Shares

8.         Redemption or Repurchase                  Your Investment

9.         Pending Legal Proceedings                 Not Applicable

                            THE MUNDER FUNDS, INC.

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

            Prospectus for The Munder All-Season Conservative Fund
                    and The Munder All-Season Moderate Fund
                                (Class Y Shares)

Part A
------

          Item                                    Heading
          ----                                    -------
1.        Cover Page                              Front and Back Cover Pages

2.        Synopsis                                Risk/Return Summary

3.        Condensed Financial Information         Fees and Expenses; Financial Highlights

4.        General Description of Registrant       Front and Back Pages; Risk/Return Summary;
                                                  More About the Funds; Management

5.        Management of the Funds                 Management; Distributions; Federal Tax
                                                  Considerations

6.        Capital Stock and Other Securities      Management; Your Investment; Pricing of
                                                  Fund Shares; Distributions; Federal Tax
                                                  Considerations

7.        Purchase of Securities Being Offered    Your Investment; Pricing of Fund Shares

8.        Redemption or Repurchase                Your Investment

9.        Pending Legal Proceedings               Not Applicable

                            THE MUNDER FUNDS, INC.

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                      Statement of Additional Information

       Munder Fund of Funds (formerly Munder All-Season Aggressive Fund)

Part B
------
10.       Cover Page                              Cover Page

11.       Table of Contents                       Table of Contents

12.       General Information and History         See Prospectus --"Management;" History and
                                                  General Information; Management of the Fund

13.       Investment Objectives and Policies      Fund Investments; Investment Limitations;
                                                  Portfolio Transactions

14.       Management of the Fund                  Management of the Fund; Other Information

15.       Control Persons and Principal           Other Information; Control Persons and
          Holders of Securities                   Principal Holders of Securities

16.       Investment Advisory Services and        Investment Advisory and Other Service
          Other Services                          Arrangements; See Prospectus --"Management"

17.       Brokerage Allocation and Other          Portfolio Transactions
          Practices

18.       Capital Stock and Other Securities      Additional Information Concerning Shares

19.       Purchase, Redemption and Pricing of     Additional Purchase and Redemption
          Securities Being Offered                Information; Net Asset Value; Additional
                                                  Information Concerning Shares

20.       Tax Status                              Taxes

21.       Underwriters                            Investment Advisory and Other Service
                                                  Arrangements

22.       Calculation of Performance Data         Performance Information

23.       Financial Statements                    Financial Statements

                            THE MUNDER FUNDS, INC.

                             CROSS-REFERENCE SHEET

                            Pursuant to Rule 495(a)

                      Statement of Additional Information
                      Munder All-Season Conservative Fund
                        Munder All-Season Moderate Fund

Part B
------
10.       Cover Page                              Cover Page

11.       Table of Contents                       Table of Contents

12.       General Information and History         See Prospectus --"Management;" History and
                                                  General Information; Management of the Fund

13.       Investment Objectives and Policies      Fund Investments; Investment Limitations;
                                                  Portfolio Transactions

14.       Management of the Funds                 Management of the Funds; Other Information

15.       Control Persons and Principal           Other Information; Control Persons and
          Holders of Securities                   Principal Holders of Securities

16.       Investment Advisory Services and        Investment Advisory and Other Service
          Other Services                          Arrangements; See Prospectus --"Management"

17.       Brokerage Allocation and Other          Portfolio Transactions
          Practices

18.       Capital Stock and Other Securities      Additional Information Concerning Shares

19.       Purchase, Redemption and Pricing of     Additional Purchase and Redemption
          Securities Being Offered                Information; Net Asset Value; Additional
                                                  Information Concerning Shares

20.       Tax Status                              Taxes

21.       Underwriters                            Investment Advisory and Other Service
                                                  Arrangements

22.       Calculation of Performance Data         Performance Information

23.       Financial Statements                    Financial Statements

                            THE MUNDER FUNDS, INC.

     The purposes of this Post-Effective Amendment filing are (i) to change the name of the Munder All-Season Aggressive Fund to Munder Fund of Funds; (ii) to separate into its own prospectuses and statement of additional information the Munder Fund of Funds and (iii) to separate into its own prospectuses and statement of additional information the Munder All-Season Conservative Fund and Munder All-Season Moderate Fund.

     The Prospectuses and Statements of Additional Information for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder International Bond Fund, Munder International NetNet Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund and Munder Small-Cap Value Fund are not included in this filing.

                                                            CLASS A AND B SHARES










[MUNDER LOGO]
                                                                      Prospectus


                                                                   JUNE 29, 2000

                                                            MUNDER FUND OF FUNDS
                                    (formerly Munder All-Season Aggressive Fund)










                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 3   Who May Want To Invest
 5   Fees And Expenses
 6   More About The Fund
 6   Glossary
 7   Asset Allocation Chart
 8   Description Of The Underlying Funds
 10  Principal Investment Strategies And Risks
 11  Other Investment Strategies And Risks Of The Fund And Underlying Funds
 14  Disclaimers
 15  Your Investment
 15  How To Reach The Fund
 15  Purchasing Shares
 16  Exchanging Shares
 16  Redeeming Shares
 17  Additional Policies For Purchases, Exchanges And Redemptions
 18  Shareholder Privileges
 19  Distribution Arrangements
 19  Share Class Selection
 19  Applicable Sales Charge
 21  CDSC
 22  12b-1 Fees
 22  Other Information
 23  Pricing of Fund Shares
 23  Distributions
 24  Federal Tax Considerations
 24  Taxes On Distributions
 24  Taxes On Sales Or Exchanges
 24  Other Considerations
 25  Management
 25  Investment Advisor
 25  Portfolio Managers
 26  Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Munder Fund of Funds (formerly Munder All-Season Aggressive
Fund) and the principal risks of investing in the Fund. For further information on these and the Fund's other investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 The Fund is a fund of funds, which
 means that it invests almost all
 of its assets in other mutual
 funds, rather than in individual
 securities. The Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the Fund
 are dependent on which underlying
 funds the Funds invest in, and to
 what extent. In addition, the
 investment performance of the Fund
 is directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the Underlying Funds

 . The underlying equity funds
   represented in the Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.


Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities.

The Fund may also invest a portion of its assets in underlying funds that invest primarily in money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 95% Equity Funds and 5% Money Market Funds.

The Fund's indirect, stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Fund" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting particular companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may have more risks than those of larger companies. Small or medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Who May Want to Invest

The Fund may be appropriate for investors who:

 . Seek long-term growth of capital.

 . Can tolerate short-term fluctuations in the financial markets.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart       Average Annual Total Returns
are for the Fund's Class A Shares
and do not reflect sales loads. If        (for the periods ended December 31,
sales loads were reflected, returns       1999)
would be less than those shown.

                                          ----------------------------------------
                                                                         Since
                                                     1 Year            Inception*
                                          ----------------------------------------
                         Class A                     15.88%               5.57%
                         Class B                     17.37%              13.46%
                         Wilshire 5000 Index**       23.56%              21.73%***
                          Class B                                        11.37%***

                                           --------

                                          *  The inception dates for the Class
                                             A shares and Class B shares are
                                             10/7/97 and 1/14/98,
                                             respectively.

                                          ** The Wilshire 5000 Equity Index
                                             measures the performance of all
                                             U.S. headquartered equity
                                             securities with readily available
                                             price data. Over 7,000
                                             capitalization weighted security
                                             returns are used to adjust the
                                             index.

                                          ***Index return from 9/31/97 for
                                             Class A shares and 1/31/98 for
                                             Class B shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
Total Return
(per calendr year)
                               [BAR CHART]
                     1998                       3.56%
                     1999                      22.59%
[BAR CHART]

Year-to-date through March 31, 2000:
11.86%

Best Quarter:                         Q 4 1999                                             20.83%
Worst Quarter:                        Q 3 1998                                             (16.27)%

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                              Class A   Class B
                                                              Shares    Shares
Shareholder Fees (fees paid directly from your investment)    -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
 offering price)............................................   5.5%(a)    None
Maximum Deferred Sales Charge (Load)(as a % of the lesser of
 original purchase price or redemption proceeds)............   None(b)   5%(c)
Sales Charge (Load) Imposed on Reinvested Dividends.........   None       None
Redemption Fees.............................................   None       None
Exchange Fees...............................................   None       None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
Management Fees.................................................  None    None
Distribution and/or Service (12b-1) Fees........................  0.30%   1.00%
Other Expenses..................................................  0.25%   0.25%
                                                                  ----    ----
Total Annual Fund Operating Expenses(1).........................  0.55%   1.25%
                                                                  ====    ====

--------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.

In addition to the expenses shown above, shareholders of the Fund will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the Underlying Fund. Since the Fund invests in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .37% to 2.45%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    Class A Class B    Class B
                                                    Shares  Shares*    Shares**
                                                    ------- -------    --------
1 Year............................................. $  644  $  647      $  128
3 Years............................................ $  717  $  733      $  398
5 Years............................................ $  841  $  929      $  688
10 Years........................................... $1,204  $1,143***   $1,143***

--------
   * Assumes you sold your shares at the end of the time period.
  ** Assumes you stayed in the Fund.
 *** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Fund
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Fund may invest. It also discusses the risks of investing in the Fund, which are dependent upon which underlying funds the Fund invests in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that the Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of the Fund. NAV is the value of a single share of the Fund. The Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that the Fund may make in the underlying funds.

      Equity Funds
      Equity Income Fund....................................................  20%
      Focus Growth Fund.....................................................  30%
      Future Technology Fund................................................  15%
      Growth Opportunities Fund.............................................  20%
      Institutional S&P 500 Index Equity Fund...............................  40%
      International Equity Fund.............................................  15%
      International Net Net Fund............................................  10%
      Micro-Cap Equity Fund.................................................  10%
      Multi-Season Growth Fund..............................................  30%
      NetNet Fund...........................................................  10%
      Real Estate Equity Investment Fund....................................  25%
      Small-Cap Value Fund..................................................  35%
      Small Company Growth Fund.............................................  35%
      Framlington Emerging Markets Fund.....................................  15%
      Framlington Global Financial Services Fund............................  15%
      Framlington Healthcare Fund...........................................  10%
      Framlington International Growth Fund.................................  15%

      Other Munder Equity Funds.............................................  20%

      Money Market Funds
      Cash Investment Fund..................................................  15%
      Money Market Fund.....................................................  10%
      U.S. Treasury Money Market Fund.......................................  10%

Description of Underlying Funds

Equity Funds

Equity Income Fund

The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Focus Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International Netnet Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry. The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Money Market Funds


Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is underway, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. The Fund and each underlying fund (except the Institutional S&P 500 Index Equity Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If the Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks of the Fund and Underlying Funds

Borrowing and Reverse Repurchase Agreements. The Fund and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by the Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the underlying fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the underlying fund worse off than if it had not entered into the position; and (7) the inability to close our certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.


Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund or underlying fund.

  Investment Strategy. The Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. The Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.



Disclaimers

The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds

           c/o PFPC Global Fund Services

           P.O. Box 60428

           King of Prussia, PA 19406-0428

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 . Initial: $250
 . Subsequent: $50
 . Automatic Investment Plan: $50

Purchases over $250,000 must be for Class A shares.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Fund's distributor can sell you shares of the Fund. Please note that brokers may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third party checks.

 . By Wire. To open a new account, you should call the Fund at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Fund's transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 . You may acquire shares of the Fund by exchanging shares of the same class of other Munder Funds.

 . You may also acquire Class A shares of the Fund by exchanging Class K shares of other Munder Funds. Class A shares of the Fund acquired in this manner may be exchanged for Class K shares of other Munder Funds, but they may not be exchanged for Class A shares of other Munder Funds.

 . Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of the Fund.

 . Class B shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund of that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares

 . Exchanges By Telephone. You may give exchange instructions by telephone to the Fund at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker, your financial advisor or you may send them directly to the Fund's transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 . For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
  (b) redemption proceeds not being made payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When the Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
  (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE
  MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares

You may redeem shares of the Fund in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker, your financial advisor or calling the Fund at (800) 438-5789. There is no minimum requirement for telephone redemptions.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Fund prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase or redemption procedures, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Fund's expenses, we no longer issue share certificates.

 . The Fund may temporarily stop redeeming shares if:

 L the New York Stock Exchange is closed;

 L trading on the New York Stock Exchange is restricted;

 L an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 L the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Fund, the Fund's transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. The Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If the Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will any Fund permit more than six exchanges into or out of the Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of the Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of the Fund. You or your broker must notify the Fund's transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in the Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Fund's transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------
Share Class Selection

The Fund offers Class A and Class B shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sale charges.

 . Lower annual expenses than Class B shares.

Class B shares

 . No front end sales charge. All your money goes to work for you right away.

 . Higher annual expenses than Class A shares.

 . A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses.

 . CDSC is waived for certain redemptions.

The Fund also issues Class Y shares, which have different sales charges, expense levels and performance. Class Y shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about Class Y shares.

Applicable Sales Charge--Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers as follows:

                                                  Sales Charge as     Dealer
                                                  a Percentage of   Reallowance
                                                  ----------------     as a
                                                              Net  Percentage of
                                                     Your    Asset the Offering
                                                  Investment Value     Price
                                                  ---------- ----- -------------
Less than $25,000................................   5.50%    5.82%         5.00%
$25,000 but less than $50,000....................   5.25%    5.54%         4.75%
$50,000 but less than $100,000...................   4.50%    4.71%         4.00%
$100,000 but less than $250,000..................   3.50%    3.63%         3.25%
$250,000 but less than $500,000..................   2.50%    2.56%         2.25%
$500,000 but less than $1,000,000................   1.50%    1.52%         1.25%
$1,000,000 or more...............................   None*    None* (see below)**

--------
   * No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
  ** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers--General

We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management the advisor to the Munder Funds):

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans

We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by the Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Fund you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Fund's transfer agent that you have a Letter of Intent each time you make an investment.

 You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund's custodian will hold such amount in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Fund's transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:

 . Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;

 . Class B shares within six years of buying them.

These time periods include the time you held Class B shares of another Munder Fund which you may have exchanged for Class B shares of the Fund you are redeeming.

The CDSC schedule for Class B shares is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares acquired through an exchange of shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

Years Since Purchase                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Fund's distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

The Fund has adopted Rule 12b-1 plans with respect to its Class A and Class B shares that allow the Fund to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Fund may pay up to .25% of the daily net assets of Class A and Class B shares to pay for certain shareholder services provided by institutions that have agreements with the Fund's distributor to provide such services. The Fund may also pay up to .75% of the daily net assets of the Class B shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in the Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or its shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of the Fund.

The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.


Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.

It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Fund at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Fund will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investment and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 billion were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, and affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decision for the Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual reports of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited, is included in the semi-annual report of the Fund, and is incorporated by reference into the Statement of Additional Information. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                            Munder Fund of Funds (a)
                          -----------------------------------------------------------------------
                            Period                              Period
                             Ended       Year      Period        Ended        Year       Period
                           12/31/99      Ended     Ended       12/31/99       Ended      Ended
                          (Unaudited)   6/30/99  6/30/98(d)   (Unaudited)    6/30/99   6/30/98(d)
                            Class A     Class A   Class A       Class B      Class B    Class B
                          -----------   -------  ----------   -----------    -------   ----------
Net asset value,
 beginning of period....    $13.21      $12.58     $13.23       $13.20       $12.54      $11.40
                            ------      ------     ------       ------       ------      ------
Income from investment
 operations:
Net investment income...      0.03        0.05       0.01        (0.03)       (0.01)      (0.04)
Net realized and
 unrealized gain/(loss)
 on investments.........      1.73        0.74      (0.25)        1.72         0.80        1.18
                            ------      ------     ------       ------       ------      ------
Total from investment
 operations.............      1.76        0.79      (0.24)        1.69         0.79        1.14
                            ------      ------     ------       ------       ------      ------
Less distributions:
Dividends from net
 investment income......     (0.21)      (0.06)     (0.01)       (0.18)           -           -
Distributions in excess
 of net investment
 income.................         -       (0.02)         -            -        (0.04)          -
Distributions from net
 realized gains.........     (0.30)      (0.09)     (0.36)       (0.30)       (0.09)          -
Distributions in excess
 of net realized gains..         -           -      (0.04)       (0.40)           -           -
                            ------      ------     ------       ------       ------      ------
Total distributions.....     (0.51)      (0.17)     (0.41)       (0.48)       (0.13)          -
                            ------      ------     ------       ------       ------      ------
Net asset value, end of
 period.................    $14.45      $13.20     $12.58       $14.41       $13.20      $12.54
                            ------      ------     ------       ------       ------      ------
Total return (c)........     13.63%       6.41%     (1.20)%      13.10%        6.40%      10.00%
                            ------      ------     ------       ------       ------      ------
Ratios to average net
 assets/ supplemental
 data:
Net assets, end of
 period (in 000's)......    $  490      $  344     $  154       $  319       $  222      $  260
Ratio of operating
 expenses to average net
 assets.................      0.66%(b)    0.66%      0.88%(b)     1.36%(b)     1.36%       1.58%(b)
Ratio of net investment
 income/(loss) to
 average net assets.....      0.47%(b)    0.12%      0.09%(b)    (0.23)%(b)   (0.58)%     (0.61)%(b)
Portfolio turnover rate.        24%         73%        55%          24%          73%         55%
Ratio of operating
 expenses to average net
 assets without waivers.      0.91%(b)    0.93%      1.06%(b)     1.61%(b)     1.63%       1.76%(b)

--------

(a) The Munder Fund of Funds (formerly the Munder All-Season Aggressive Fund) Class A Shares and B Shares commenced operations on October 7, 1997 and January 9, 1998, respectively.

(b) Annualized.

(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d) Per share numbers have been calculated using the average shares method.

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.


Statement of Additional Information

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered part of this prospectus).


To Obtain Information:
-------------------------------------------------------------------------------
By telephone
1-800-438-5789

By mail
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 60428
King of Prussia, PA 19406-0428

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:

     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov.

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
-------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number:  811-7346

PROMFFAB600
Investment Advisor:  Munder Capital Management
Distributor:  Funds Distributor, Inc.

[LOGO]
  THE
MUNDER
  FUNDS

Investments
  for all seasons

                                                                  CLASS Y SHARES



                                                                      Prospectus
                                                                   June 29, 2000
                                                            MUNDER FUND OF FUNDS
                                     (formerly Munder All-Season Agressive Fund)

                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the
                                  accuracy or adequacy of this prospectus. It is
                                          a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 2   Goal
 2   Principal Investment Strategies
 3   Who May Want To Invest
 4   Performance
 5   Fees And Expenses

 6   More About The Fund
 6   Glossary
 7   Asset Allocation Chart
 8   Description Of The Underlying Funds
 10  Principal Investment Strategies And Risks
 11  Other Investment Strategies And Risks Of The Fund And Underlying Funds
 14  Disclaimers

 15  Your Investment
 15  How To Reach The Fund
 15  Purchasing Shares
 16  Exchanging Shares
 16  Redeeming Shares
 16  Additional Policies For Purchases, Exchanges And Redemptions
 17  Shareholder Privileges

 18  Pricing Of Fund Shares

 18  Distributions

 19  Federal Tax Considerations
 19  Taxes On Distributions
 19  Taxes On Sales Or Exchanges
 19  Other Considerations

 20  Management
 20  Investment Advisor
 20  Portfolio Managers

 21  Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Munder Fund of Funds (formerly Munder All- Season Aggressive
Fund) and the principal risks of investing in the Fund. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About the Fund." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 The Fund is a fund of funds, which
 means that it invests almost all
 of its assets in other mutual
 funds, rather than in individual
 securities. The Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the Fund
 are dependent on which underlying
 funds the Fund invests in, and to
 what extent. In addition, the
 investment performance of the Fund
 is directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the
 Underlying Funds

 . The underlying equity funds
   represented in the Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.

Goal

The Fund's goal is to provide long-term capital appreciation.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities.

The Fund may also invest a portion of its assets in underlying funds that invest in money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 95% Equity Funds and 5% Money Market Funds.

The Fund's indirect stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Fund" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:



 . Stock Market Risk. The value of the securities in which the Fund invests may decline in response to developments affecting particular companies and/or general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of the Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Who May Want to Invest

The Fund may be appropriate for investors who:

 . Seek long-term growth of capital.

 . Can tolerate short-term fluctuations in the financial markets.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember a Fund's performance in past years is not necessarily an indication of how a Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1999)
                                         ------------------------------------------
                                                                           Since
                                                                         Inception
                                                     1 Year              (4/3/97)
                                         ------------------------------------------
                         Class Y                     22.61%                18.18%
                         Wilshire 5000 Index*        23.56%                28.49%**

                                         --------

                                         *The Wilshire 5000 Equity Index
                                            measures the performance of all
                                            U.S. headquartered equity
                                            securities with readily available
                                            price data. Our 7,000
                                            capitalization weighted security
                                            are used to adjust the index.

                                         **Index return from 3/31/97.
Total Return
(per calendar year)
[BAR CHART]
1998            3.84%
1999           22.61%

Year-to-date through March 31, 2000: 11.83%

Best Quarter:                          Q4 1999                                                20.97%
Worst Quarter:                         Q3 1998                                               (16.15%)

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases........................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

Management Fees....................................................... None
Other Expenses........................................................ 0.25%
                                                                       ----
Total Annual Fund Operating Expenses.................................. 0.25%
                                                                       ====

--------

  In addition to the expenses shown above, shareholders of the Fund will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Fund will be net of the expenses of the Underlying Funds. Since the Fund invests in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .37% to 2.45%.

Example

The example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$26                      $81                                  $141                                   $320

More About The Fund
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Fund may invest. It also discusses the risks of investing in the Fund, which are dependent upon which underlying funds the Fund invests in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that the Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Convertible Securities A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of the Fund. NAV is the value of a single share of the Fund. The Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of the Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that the Fund may make in the underlying funds.

Equity Funds
Equity Income Fund.......................................................... 20%
Focus Growth Fund........................................................... 30%
Future Technology Fund...................................................... 15%
Growth Opportunities Fund................................................... 20%
Institutional S&P 500 Index Equity Fund..................................... 40%
International Equity Fund................................................... 15%
International NetNet Fund................................................... 10%
Micro-Cap Equity Fund....................................................... 10%
Multi-Season Growth Fund.................................................... 30%
NetNet Fund................................................................. 10%
Real Estate Equity Investment Fund.......................................... 25%
Small-Cap Value Fund........................................................ 35%
Small Company Growth Fund................................................... 35%
Framlington Emerging Markets Fund........................................... 15%
Framlington Global Financial Services Fund.................................. 15%
Framlington Healthcare Fund................................................. 10%
Framlington International Growth Fund....................................... 15%

Other Munder Equity Funds................................................... 20%

Money Market Funds
Cash Investment Fund........................................................ 15%
Institutional Money Market Fund............................................. 10%
U.S. Treasury Money Market Fund............................................. 10%

Description of Underlying Funds

Equity Funds

Equity Income Fund

The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Focus Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International NetNet Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry. The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Money Market Funds

Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. The Fund and each underlying fund (except the Institutional S&P 500 Index Equity Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If the Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks Of The Fund And Underlying Funds

Borrowing and Reverse Repurchase Agreements. The Fund and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. The Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by the Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on any underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movement in an instrument can result in a loss substantially greater that the Funds initial nvestment in that instrument (in some leases, the potential loss is unlimited);
  (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off that if it had not entered into the position: and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to the Fund or underlying fund.

  Investment Strategy. The Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. The Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

  Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.


Disclaimers

Disclaimers. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Fund.

How To Reach The Fund

By telephone: 1-800-438-5789
           Call for account information.

By mail:The Munder Funds


c/o PFPC Global Fund Services

P.O. Box 60428

King of Prussia, PA 19406-0428

Purchasing Shares

Who May Purchase Shares

The following persons may purchase shares of the Fund:

  . fiduciary and discretionary accounts of institutions;

  . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers and financial advisors acting for their own accounts or for the accounts of their clients);

  . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;

  . the advisor's investment advisory clients; and

  . family members of employees of the advisor.

The Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Fund's other classes of shares.

Purchase Price of Shares

Class Y shares of the Fund are sold at the NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Fund's distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment

The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $5,000. Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders

Purchase orders must be received by the Fund's distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares

You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Gobal Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third-party checks.

 . By Wire. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 . You may redeem shares of all Funds through your broker-dealer, financial advisor or financial institution.

Policies for Redeeming Shares

 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Fund reserves the right to reject any purchase order.

 . At any time, the Fund may change any of its purchase, redemption or exchange practices, and may suspend the sale of its shares.

 . The Fund may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Fund's expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . The Fund may temporarily stop redeeming shares if:

  L the New York Stock Exchange is closed;

  L trading on the New York Stock Exchange is restricted;

  L an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  L the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by the Fund, investors may purchase shares of that Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Fund objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Fund at (800) 438-5789 for more information.

 . The Fund reserves the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Fund, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Fund's transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in the Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Fund at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Pricing Of Fund Shares
--------------------------------------------------------------------------------

The Fund's NAV is calculated on each day the New York Stock Exchange is open.


The Fund calculates NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Fund will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------
As a shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its shareholders as distributions. When the Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. The Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

The Fund pays dividends, if any, at least annually.

The Fund distributes its net realized capital gains, if any, at least annually.


It is possible that the Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

The Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Fund at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in the Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Fund and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Fund, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of the Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of the Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Fund must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $34 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investments and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, an affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Fund and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Fund or its shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Fund for providing shareholder services to its customers who own shares of the Fund.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decisions for the Fund.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, are included in the annual reports of the Fund, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited, is included in the semi-annual report of the Fund, and is incorporated by reference into the Statement of Additional Information. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                        Munder Fund of Funds(a)
                                 --------------------------------------------
                                   Period
                                    Ended       Year                  Period
                                  12/31/99      Ended      Year Ended  Ended
                                 (Unaudited)   6/30/99     6/30/98(d) 6/30/97
                                 -----------   -------     ---------- -------
Net asset value, beginning of
 period........................    $ 13.19     $ 12.57      $ 11.35   $10.00
                                   -------     -------      -------   ------
Income from investment opera-
 tions:
Net investment income..........       0.05        0.10         0.05     0.01
Net realized and unrealized
 gain on investments...........       1.71        0.71         1.61     1.34
                                   -------     -------      -------   ------
Total from investment opera-
 tions.........................       1.76        0.81         1.66     1.35
                                   -------     -------      -------   ------
Less distributions:
Dividends from net investment
 income........................      (0.23)      (0.10)       (0.04)      --
Distributions in excess of net
 investment income.............         --       (0.00)(c)       --       --
Distributions from net realized
 capital gains.................      (0.30)      (0.09)       (0.36)      --
Distributions in excess of net
 realized gains................         --          --        (0.04)      --
                                   -------     -------      -------   ------
Total distributions............      (0.53)      (0.19)       (0.44)      --
                                   -------     -------      -------   ------
Net asset value, end of period.    $ 14.42     $ 13.19      $ 12.57   $11.35
                                   =======     =======      =======   ======
Total return(c)................      13.66%       6.63%       15.04%   13.50%
                                   =======     =======      =======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)........................    $66,720     $59,236      $58,780   $1,483
Ratio of operating expenses to
 average net assets............       0.36%(b)    0.36%        0.58%    0.55%(b)
Ratio of net investment income
 to average net assets.........       0.77%(b)    0.41%        0.39%    1.08%(b)
Portfolio turnover rate........         24%         73%          55%       3%
Ratio of operating expenses to
 average net assets without
 expenses reimbursed...........       0.61%(b)    0.63%        0.76%   14.30%(b)

--------

(a) The Munder Fund of Funds (formerly Munder All-Season Aggressive Fund) Class Y Shares commenced operations on April 3, 1997.

(b) Annualized.

(c) Total return represents aggregate total return for the period indicated.

(d) Per share numbers have been calculated using the average shares method.

(e) Amount represents less than $0.01 per share.

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Fund will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement Of Additional Information

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information:
--------------------------------------------------------------------------------

  By telephone
  1-800-438-5789

  By mail
  Write to:
  The Munder Funds
  c/o PFPC Global Fund Services
  P.O. Box 60428
  King of Prussia, PA 19406-0428

  On the Internet
  Text-only versions of fund documents can be viewed online or downloaded from:
    Securities and Exchange Commission
    http://www.sec.gov

  You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

  You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
--------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

PROMFFY600
Investment Advisor: Munder Capital Management
Distributor: Funds Distributor, Inc.

[LOGO]
  THE
MUNDER
  FUNDS

Investments
  for all seasons

                                                              CLASS A & B SHARES



                                                                      Prospectus
                                                                   June 29, 2000
                                             Munder All-Season Conservative Fund
                                                 Munder All-Season Moderate Fund


                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the
                                  accuracy or adequacy of this prospectus. It is
                                          a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 8   Who May Want To Invest
 9   Fees And Expenses
 11  More About The Funds
 11  Glossary
 12  Asset Allocation Chart
 13  Description Of The Underlying funds
 15  Principal Investment Strategies And Risks
 17  Other Investment Strategies And Risks Of The Funds And Underlying Funds
 20  Disclaimers
 21  Your Investment
 21  How To Reach The Funds
 21  Purchasing Shares
 22  Exchanging Shares
 22  Redeeming Shares
 23  Additional Policies For Purchases, Exchanges And Redemptions
 24  Shareholder Privileges
 25  Distribution Arrangements
 25  Share Class Selection
 25  Applicable Sales Charge
 27  CDSC
 28  12b-1 Fees
 28  Other Information
 29  Pricing of Fund Shares
 29  Distributions
 30  Federal Tax Considerations
 30  Taxes On Distributions
 30  Taxes On Sales Or Exchanges
 30  Other Considerations
 31  Management
 31  Investment Advisor
 31  Portfolio Managers
 32  Financial Highlights

Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 Each Fund is a fund of funds,
 which means that it invests almost
 all of its assets in other mutual
 funds, rather than in individual
 securities. Each Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the
 Funds are dependent on which
 underlying funds the Funds invest
 in, and to what extent. In
 addition, the investment
 performance of each Fund is
 directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the Underlying Funds

 . The underlying equity funds
   represented in each Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.

 . The underlying fixed income
   funds reflect the advisor's core
   fixed income philosophy:
   interest rate relationships,
   sector weightings and credit
   analysis. Some exposure to
   international bonds may also be
   included.


Conservative Fund

Goal

The Fund's goal is to provide current income with capital appreciation as a secondary objective.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in fixed income securities.

The Fund may also invest a portion of its assets in underlying funds that invest primarily in equity securities or money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 70% Fixed Income Funds, 25% Equity Funds and 5% Money Market Funds.

The Fund's indirect fixed income holdings are a mix of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolios' holdings will be rated investment grade or better or if unrated are of comparable quality. The Fund's indirect, stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may have more risks than those of larger companies. Small or medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart
are for the Fund's Class B Shares
and do not reflect sales loads. If
sales loads were reflected, returns
would be less than those shown.

                         Average Annual Total Returns
                         (for the periods ended December 31, 1999)
                                          ----------------------------------------
                                                                         Since
                                                    1 Year             Inception*
                                          ----------------------------------------
                         Class A                    (3.73)%              (2.17)%
                         Class B                    (2.88)%               0.62%
                         Lehman Brothers Int.
                         Gov't/Corp. Index**         0.39%                4.10%***
                           Class B                                        2.18%***

                                          --------

                                          *The inception dates for Class A and
                                             Class B shares are 3/13/98 and
                                             1/14/98, respectively.

                                          **The Lehman Brothers Intermediate
                                             Government/Corporate Bond Index
                                             is a weighted composite of (i)
                                             Lehman Brothers Intermediate
                                             Government Bond Index, which is
                                             comprised of all publicly issued,
                                             non-convertible debt of the U.S.
                                             Government or any agency thereof,
                                             quasi-federal corporations and
                                             corporate debt guaranteed by the
                                             U.S. Government with a maturity
                                             between one and ten years and
                                             (ii) Lehman Brothers Corporate
                                             Bond Index, which is comprised of
                                             all public fixed-rate, non-
                                             convertible investment-grade
                                             domestic corporate debt,
                                             excluding collaterized mortgage
                                             obligations.

                                          ***Index return from 3/31/97 for
                                             Class A shares and 1/31/98 for
                                             Class B shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
                               [LINE CHART]
All-Season Conservative Fund Class B
Total Return (per calendar year)
[Bar Chart]
1999:     2.09%

Year-to-date through March 31, 2000: 4.47%

Best Quarter:                          Q4 1999                                                4.34%
Worst Quarter:                         Q3 1999                                               (2.34%)

Moderate Fund

Goal

The Fund's goal is to provide high total return through both capital appreciation and current income.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities and fixed income securities.

The Fund may also invest a small portion of its assets in underlying money market funds.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 60% Equity Funds, 35% Fixed Income Funds and 5% Money Market Funds.

The Fund's indirect stock holdings will be a mix of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks. The Fund's indirect fixed income holdings are a combination of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolios' holdings will be rated investment grade or better or if unrated are of comparable quality.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small or medium-size companies may have more risks than those of larger companies. Small or medium-size companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance for each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

The annual returns in the bar chart       Average Annual Total Returns
are for the Fund's Class A Shares
and do not reflect sales loads. If        (for the periods ended December 31,
sales loads were reflected, returns       1999)
would be less than those shown.

                                          --------------------------------------
                                                                       Since
                                                             1 Year  Inception*
                                          --------------------------------------
                         Class A                              8.51%    13.12%
                         Class B                              9.12%     9.72%
                         60% S&P 500 Index/40% Lehman Gov't
                          Corp. Index**                      11.76%    21.05%***
                          Class B                                 %    7.98%***

                                           --------

                                          *  The inception dates for the Class
                                             A shares and Class B shares are
                                             4/4/97 and 1/14/98, respectively.

                                          ** Standard & Poor's Composite 500
                                             Index is an unmanaged index of
                                             common stock prices. The Lehman
                                             Brothers Government/Corporate
                                             Bond Index is a weighted
                                             composite of (i) Lehman Brothers
                                             Government Bond Index, which is
                                             comprised of all publicly issued,
                                             non-convertible debt of the U.S.
                                             Government or any agency thereof,
                                             quasi-federal corporations, and
                                             corporate debt guaranteed by the
                                             U.S. Government and (ii) Lehman
                                             Brothers Corporate Bond Index,
                                             which is comprised of all public
                                             fixed-rate, non-convertible
                                             investment-grade domestic
                                             corporate debt, excluding
                                             collateralized mortgage
                                             obligations.

                                          ***Index return from 3/31/97 for
                                             Class A shares and 1/31/98 for
                                             Class B shares.

                                          The average annual total returns
                                          reflect imposition of the maximum
                                          front-end or contingent deferred
                                          sales charge and conversion of Class
                                          B shares to Class A shares after the
                                          applicable period.
[BAR CHART]

Year-to-date through March 31, 2000:
9.66%

Best Quarter:                         Q 4 1999                                             14.70%
Worst Quarter:                        Q 3 1998                                              (9.74)%

Who May Want To Invest

The All-Season Conservative Fund may be appropriate for investors who:

 . Seek current income.

 . Seek long term growth without taking undue risk.

The All-Season Moderate Fund may be appropriate for investors who:

 . Seek a balance of both capital appreciation and income.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

                                                              Class A   Class B
                                                              Shares    Shares
Shareholder Fees (fees paid directly from your investment)    -------   -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
 offering price)............................................   5.5%(a)    None
Maximum Deferred Sales Charge (Load)(as a % of the lesser of
 original purchase price or redemption proceeds)............   None(b)   5%(c)
Sales Charge (Load) Imposed on Reinvested Dividends.........   None       None
Redemption Fees.............................................   None       None
Exchange Fees...............................................   None       None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

Conservative Fund
                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
Management Fees(1)..............................................   .35%    .35%
Distribution and/or Service (12b-1) Fees........................   .30%   1.00%
Other Expenses(1)...............................................  5.61%   5.61%
                                                                  ----    ----
Total Annual Fund Operating Expenses(1).........................  6.26%   6.96%
                                                                  ====    ====

Moderate Fund
                                                                 Class A Class B
                                                                 Shares  Shares
                                                                 ------- -------
Management Fees(1)..............................................   .35%    .35%
Distribution and/or Service (12b-1) Fees........................   .30%   1.00%
Other Expenses(1)...............................................  1.89%   1.89%
                                                                  ----    ----
Total Annual Fund Operating Expenses(1).........................  2.54%   3.24%
                                                                  ====    ====

--------
(a) The sales charge declines as the amount invested increases.
(b) A contingent deferred sales charge (CDSC) is a one-time fee charged at the time of redemption. A 1% CDSC applies to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as part of an investment of $1,000,000 or more.
(c) The CDSC payable upon redemption of Class B shares declines over time.

(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees and voluntarily reimbursed certain operating expenses. As a result of these voluntary fee waivers and expense reimbursements, the actual management fees, operating expenses and total annual fund operating expenses paid by the Funds were: .10%, .31% and .71%, respectively, for Class A shares and .10%, .31% and 1.41%, respectively, for Class B shares of the Conservative Fund; and .10%, .26% and .66%, respectively, for Class A shares and .10%, .26% and 1.36%, respectively, for Class B shares of the Moderate Fund. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .37% to 2.45%.

Example

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Conservative Fund
                                                    Class A Class B    Class B
                                                    Shares  Shares*    Shares**
                                                    ------- -------    --------
1 Year............................................. $1,146  $1,185      $  695
3 Years............................................ $2,308  $2,327      $2,045
5 Years............................................ $3,439  $3,430      $3,430
10 Years........................................... $6,143  $6,149***   $6,149***

Moderate Fund
                                                    Class A Class B    Class B
                                                    Shares  Shares*    Shares**
                                                    ------- -------    --------
1 Year............................................. $  796  $  837      $  328
3 Years............................................ $1,301  $1,318      $1,002
5 Years............................................ $1,832  $1,808      $1,700
10 Years........................................... $3,279  $3,246***   $3,246***

--------
   * Assumes you sold your shares at the end of the time period.
  ** Assumes you stayed in the Fund.
 *** Reflects conversion of Class B shares to Class A shares (which pay lower ongoing expenses) approximately six years after the date of original purchase.

More About The Funds
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Funds may invest. It also discusses the risks of investing in the Funds, which are dependent upon which underlying funds the Funds invest in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that a Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible Securities. A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that each Fund may make in the underlying funds.

                                                           Conservative Moderate
                                                               Fund       Fund
                                                           ------------ --------
      Equity Funds
      Equity Income Fund..................................      10%        15%
      Focus Growth Fund...................................      10%        20%
      Future Technology Fund..............................       5%        10%
      Growth Opportunities Fund...........................      10%        15%
      Institutional S&P 500 Index Equity Fund.............      20%        30%
      International Equity Fund...........................       5%        10%
      Micro-Cap Equity Fund...............................      10%        10%
      Multi-Season Growth Fund............................      20%        30%
      NetNet Fund.........................................       5%         5%
      Real Estate Equity Investment Fund..................      10%        20%
      Small-Cap Value Fund................................      10%        20%
      Small Company Growth Fund...........................      20%        30%
      Framlington Emerging Markets Fund...................       5%        10%
      Framlington Global Financial Services Fund..........       5%        10%
      Framlington Healthcare Fund.........................       5%         5%
      Framlington International Growth Fund...............       5%        10%
      Income Funds
      Bond Fund...........................................      80%        50%
      Intermediate Bond Fund..............................      80%        50%
      International Bond Fund.............................      30%        20%
      U.S. Government Income Fund.........................      60%        40%
      Money Market Funds
      Cash Investment Fund................................      15%        15%
      Money Market Fund...................................      10%        10%
      U.S. Treasury Money Market Fund.....................      10%        10%

Description of Underlying Funds

Equity Funds

Focus Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Equity Income Fund
The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International Netnet Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry. The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Income Funds


Bond Fund
The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities. The Fund's dollar-weighted average maturity will generally range between six and fifteen years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Intermediate Bond Fund
The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities. The Fund's dollar-weighted average maturity will generally range between three and eight years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

International Bond Fund
The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. The Fund will invest in the securities of issuers in at least three foreign countries. The Fund's dollar-weighted average maturity will generally range between three and fifteen years. The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

U.S. Government Income Fund
The Fund's goal is to provide high current income. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities. The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

Money Market Funds


Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investments in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is underway, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB or higher by S&P;

 . Baa or higher by Moody's;

 . BBB or higher by Duff & Phelps; or

 . BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

  Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the underlying funds will generally be rated at least investment grade. The underlying funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

  Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or "Baa" by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by an underlying fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the underlying fund. The adviser or sub-advisor will consider such an event in determining whether the underlying fund should continue to hold the security.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund and underlying fund (except the Index 500 Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If a Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks Of The Funds and Underlying Funds

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

  Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on an underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the underlying fund's initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the underlying fund worse off than if it had not entered into the position; and (7) the inability to close our certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

  Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect an underlying fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund or underlying fund.

  Investment Strategy. Each Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. A Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

  Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. An underlying fund's investments in zero coupon bonds may require the underlying fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Disclaimers

The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
-------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for shareholder services.

By mail:   The Munder Funds

           c/o PFPC Global Fund Services

           P.O. Box 60428

           King of Prussia, PA 19406-0428.

Purchasing Shares

Purchase Price of Shares
Class A shares of a Fund are sold at the NAV next determined after a purchase order is received in proper form plus any applicable sales charge. Please see "Distribution Arrangements" below for information about sales charges.

Class B shares of a Fund are sold at NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you additional fees for shares you purchase through them.

Policies for Purchasing Shares

Investment minimums
 . Initial: $250
 . Subsequent: $50
 . Automatic Investment Plan: $50

Purchases over $250,000 must be for Class A shares.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). Purchase orders received after that time will be accepted as of the next business day.

Methods for Purchasing Shares
Investors may purchase shares:

 . By Broker and/or Financial Advisor. Any broker or financial advisor authorized by the Funds' distributor can sell you shares of the Funds. Please note that brokers or financial advisors may charge you fees for their services.

 . By Mail. You may open an account by completing, signing and mailing the attached account application form and a check or other negotiable bank draft (payable to The Munder Funds) for $250 or more to: The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Be sure to specify on your account application form the class of shares being purchased. If the class is not specified, your purchase will automatically be invested in Class A shares. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third party checks.

 . By Wire. To open a new account, you should call the Funds at (800) 438-5789 to obtain an account number and complete wire instructions prior to wiring any funds. Within seven days of purchase, you must send a completed account application form containing your certified taxpayer identification number to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 You may make additional investments at any time using the wire procedures described above. Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

 . You may purchase shares through the Reinvestment Privilege.

Exchanging Shares

Policies for Exchanging Shares
 . You may exchange Fund shares for shares of the same class of other Munder
  Funds based on their relative net asset values.

 . You may acquire shares of Funds by exchanging shares of the same class of other Munder Funds.

 . You may also acquire Class A shares of the Funds by exchanging Class K shares of other Munder Funds. Class A shares of the Funds acquired in this manner may be exchanged for Class K shares of other Munder Funds, but they may not be exchanged for Class A shares of other Munder Funds.

 . Class A shares of a Munder money market fund that were (1) acquired through the use of the exchange privilege and (2) can be traced back to a purchase of shares in one or more Munder Funds for which a sales charge was paid, can be exchanged for Class A shares of a Fund.

 . Class B shares will continue to age from the date of the original purchase and will retain the same CDSC rate as they had before the exchange.

 . You must meet the minimum purchase requirements for the Munder Fund of that you purchase by exchange.

 . If you are exchanging into shares of a Munder Fund with a higher sales charge, you must pay the difference at the time of the exchange.

 . A share exchange is a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or calling the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may change, suspend or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Methods for Exchanging Shares
 . Exchanges By Telephone. You may give exchange instructions by telephone to the Funds at (800) 438-5789. You may not exchange shares by telephone if you hold share certificates. We reserve the right to reject any telephone exchange request and to place restrictions on telephone exchanges.

 . Exchanges By Mail. You may send exchange orders to your broker, your financial advisor or you may send them directly to the Funds' transfer agent at The Munder Funds, c/o PFPC Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form. We will reduce the amount you receive by the amount of any applicable contingent deferred sales charge (CDSC).

Please see "Distribution Arrangements" below for information about CDSCs.

Policies for Redeeming Shares

 . For your protection, a medallion signature guarantee is required for the following redemption requests: (a) redemption proceeds greater than $50,000;
  (b) redemption proceeds not being made payable to the recordowner of the account; (c) redemption proceeds not being mailed to the address of record on the account; (d) if the redemption proceeds are being transferred to another Munder Fund account with a different registration; (e) change in ownership or registration of the account or (f) changes to banking information without a voided check being supplied. When a Fund requires a signature guarantee, a medallion signature guarantee must be provided. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association, or other financial institution which is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program
  (SEMP) and

 New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these programs will not be accepted.

Methods for Redeeming Shares
You may redeem shares of the Funds in several ways:

 . By Mail. You may mail your redemption request to: The Munder Funds, c/o PFPC
  Global Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. The redemption request should state the name of the Fund, share class, account number, amount of redemption, account name and where to send the proceeds. All account owners must sign.

 . By Telephone. You can redeem your shares by contacting your broker, your financial advisor or calling the Funds at (800) 438-5789. There is no minimum requirement for telephone redemptions.

 If you are redeeming at least $1,000 of shares and you have authorized expedited redemption on your account application form, simply call the Funds prior to 4:00 p.m. (Eastern time), and request the redemption proceeds be mailed to the commercial bank, registered broker-dealer or financial advisor you designated on your account application form. We will send your redemption proceeds to you on the next business day. We reserve the right at any time to change or impose fees for this expedited redemption procedure.

 During periods of unusual economic or market activity, you may experience difficulties or delays in effecting telephone redemptions. In such cases you should consider placing your redemption request by mail.

 . You may redeem shares through the Automatic Withdrawal Plan.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider orders to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase or redemption procedures, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . A Fund may temporarily stop redeeming shares if:

 . the New York Stock Exchange is closed;

 . trading on the New York Stock Exchange is restricted;

 . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

 . the Securities and Exchange Commission orders the Funds to suspend redemptions.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Funds' transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Funds' distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in NAV). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly from the Funds, the Funds' transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. If your account has been set up by a broker, financial advisor or other investment professional, account activity will be detailed in their statements to you.

 . The exchange privilege is not intended as a vehicle for short-term trading.
  Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Each Fund and its distributor reserve the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the Fund's view, is likely to engage in excessive trading or any order considered market-timing activity. If a Fund refuses a purchase or exchange request and the shareholder deems it necessary to redeem their account, any CDSC as permitted by the prospectus will be applicable.

 Additionally, in no event will any Fund permit more than six exchanges into or out of a Fund in any one-year period per account, tax identification number, social security number or related investment group. The Munder Money Market Funds are exempt from this policy.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Reinvestment Privilege. For 60 days after you sell shares of a Fund, you may reinvest your redemption proceeds in shares of the same class of the SAME Fund at NAV. Any CDSC you paid on the amount you are reinvesting will be credited to your account. You may use this privilege once in any given twelve-month period with respect to your shares of a Fund. You, your broker or financial advisor must notify the Funds' transfer agent in writing at the time of reinvestment in order to eliminate the sales charge on your reinvestment.

Automatic Withdrawal Plan (AWP). If you have an account value of $2,500 or more in a Fund, you may redeem shares on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $50. We usually process withdrawals on the 20th day of the month and promptly send you your redemption amount. You may enroll in the AWP by completing the AWP application form available through the Funds' transfer agent. To participate in the AWP you must have your dividends automatically reinvested and may not hold share certificates. You may change or cancel the AWP at any time upon notice to the Funds' transfer agent. You should not buy Class A shares (and pay a sales charge) while you participate in the AWP and you must pay any applicable CDSC when you redeem shares.

Distribution Arrangements
--------------------------------------------------------------------------------
Share Class Selection

Each Fund offers Class A and Class B shares. Each class has its own cost structure, allowing you to choose the one that best meets your requirements given the amount of your purchase and the intended length of your investment. You should consider both ongoing annual expenses and initial sales charge or CDSC in estimating the costs of investing in a particular class of shares.

Class A shares
 . Front end sales charge. There are several ways to reduce these sale charges.

 . Lower annual expenses than Class B shares.

Class B shares

 . No front end sales charge. All your money goes to work for you right away.

 . Higher annual expenses than Class A shares.

 . A CDSC on shares you sell within six years of purchase.

 . Automatic conversion to Class A shares approximately six years after issuance, thus reducing future annual expenses.

 . CDSC is waived for certain redemptions.

Each Fund also issues Class Y shares, which have different sales charges, expense levels and performance. Class Y shares are available to limited types of investors. Call (800) 438-5789 to obtain more information about Class Y shares.

Applicable Sales Charge--Class A Shares

You can purchase Class A shares at NAV plus an initial sales charge. The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates and commissions paid to selected dealers as follows:

                                                  Sales Charge as     Dealer
                                                  a Percentage of   Reallowance
                                                  ----------------     as a
                                                              Net  Percentage of
                                                     Your    Asset the Offering
                                                  Investment Value     Price
                                                  ---------- ----- -------------
Less than $25,000................................   5.50%    5.82%         5.00%
$25,000 but less than $50,000....................   5.25%    5.54%         4.75%
$50,000 but less than $100,000...................   4.50%    4.71%         4.00%
$100,000 but less than $250,000..................   3.50%    3.63%         3.25%
$250,000 but less than $500,000..................   2.50%    2.56%         2.25%
$500,000 but less than $1,000,000................   1.50%    1.52%         1.25%
$1,000,000 or more...............................   None*    None* (see below)**

--------
   * No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions within one year of purchase.
  ** The Distributor will pay a 1% commission to dealers who initiate and are responsible for purchases of $1 million or more.

Sales Charge Waivers--General

We will waive the initial sales charge on Class A shares for the following types of purchasers (the word "advisor" in the following refers to Munder Capital Management the advisor to the Munder Funds):

1. individuals with an investment account or relationship with the advisor;

2. full-time employees and retired employees of the advisor or its affiliates, employees of the Funds' service providers and immediate family members of such persons;

3. registered broker-dealers or financial advisors that have entered into selling agreements with the Fund's distributor, for their own accounts or for retirement plans for their employees or sold to registered representatives for full-time employees (and their families) that certify to the distributor at the time of purchase that such purchase is for their own account (or for the benefit of their families);

4. certain qualified employee benefit plans as described below;

5. individuals who reinvest a distribution from a qualified retirement plan for which the advisor serves as investment advisor;

6. individuals who reinvest the proceeds of redemptions from Class Y Shares of another Munder Fund, within 60 days of redemption;

7. banks and other financial institutions that have entered into agreements with the Munder Funds to provide shareholder services for customers (including customers of such banks and other financial institutions, and the immediate family members of such customers);

8. fee-based financial planners or employee benefit plan consultants acting for the accounts of their clients;

9. employer sponsored retirement plans which are administered by Universal Pensions, Inc. (UPI Plans); and

10. employer sponsored 401(k) plans that are administered by Merrill Lynch Group Employee Services (Merrill Lynch Plans) which meet the criteria described below under "Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans."

Sales Charge Waivers--Qualified Employer Sponsored Retirement Plans
We will waive the initial sales charge on purchases of Class A shares by employer sponsored retirement plans that are qualified under Section 401(a) or
Section 403(b) of the Internal Revenue Code (each, a Qualified Employee Benefit
Plan) and that (1) invest $1,000,000 or more in Class A shares offered by The Munder Funds or (2) have at least 75 eligible plan participants.

In addition, we will waive the CDSC of 1% charged on certain redemptions within one year of purchase for Qualified Employee Benefit Plan purchases that meet the above criteria. A 1% commission will be paid by the distributor to dealers and other entities (as permitted by applicable Federal and state law) who initiate and are responsible for Qualified Employee Benefit Plan purchases that meet the above criteria. This sales charge waiver does not apply to Simplified Employee Pension Plans (SEPs), Individual Retirement Accounts (IRAs), UPI Plans and Merrill Lynch Plans.

UPI Plans. We also will waive (i) the initial sales charge on Class A shares purchased by UPI Plans for employees participating in an employer-sponsored or administered retirement program operating under Section 408A of the Internal Revenue Code and (ii) the CDSC of 1% imposed on certain redemptions within one year of purchase for these accounts. The distributor will pay a 1% commission to dealers and others (as permitted by applicable Federal and state law) who initiate and are responsible for UPI Plan purchases.

Merrill Lynch Plans. We will waive the initial sales charge for all investments by Merrill Lynch Plans if

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch Group Employee Services (Merrill Lynch) and, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. (MLAM) that are made available pursuant to a Services Agreement between Merrill Lynch and the Fund's distributor and in funds advised or managed by MLAM (collectively, the Applicable Investments); or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

(iii) the Plan has 500 or more eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

For further information on sales charge waivers, call (800) 438-5789.

Sales Charge Reductions
You may qualify for reduced sales charges in the following cases:

 . Letter of Intent. If you intend to purchase at least $25,000 of Class A shares of the Funds you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Munder Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period). You should inform the Funds' transfer agent that you have a Letter of Intent each time you make an investment.

 You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Funds' custodian will hold such amount in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

 . Quantity Discounts. You may combine purchases of Class A shares that are made by you, your spouse, your children under age 21 and your IRA when calculating the sales charge. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

 . Right of Accumulation. You may add the value of any other Class A shares of non-money market Munder Funds you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase. You must notify your broker, your financial advisor or the Funds' transfer agent to qualify.

Certain brokers or financial advisors may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial advisor prior to purchasing the Funds' shares.

For further information on sales charge reductions, call (800) 438-5789.

Cdsc

You pay a CDSC when you redeem:

 . Class A shares that were bought as part of an investment of at least $1 million within one year of buying them;

 . Class B shares within six years of buying them.

These time periods include the time you held Class B shares of another Munder Fund which you may have exchanged for Class B shares of the Fund you are redeeming.

The CDSC schedule for Class B shares is set forth below. Consult the Statement of Additional Information for the CDSC schedule for Class B shares acquired through an exchange of shares purchased on or before June 27, 1995. The CDSC is based on the original NAV at the time of your investment or the NAV at the time of redemption, whichever is lower. Shares purchased through reinvestment of distributions are not subject to CDSC.

Years Since Purchase                                                       CDSC
--------------------                                                       -----
First..................................................................... 5.00%
Second.................................................................... 4.00%
Third..................................................................... 3.00%
Fourth.................................................................... 3.00%
Fifth..................................................................... 2.00%
Sixth..................................................................... 1.00%
Seventh and thereafter.................................................... 0.00%

If you sell some but not all of your shares, certain shares not subject to CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000, 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share (because the original purchase price of $10 per share is lower than the current net asset value of $12 per share). Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 3.00% (the applicable rate in the third year after purchase).

At the time of purchase of Class B shares, the Funds' distributor pays sales commissions of 4.00% of the purchase price to brokers that initiate and are responsible for purchases of such Class B shares.

CDSC Waivers
We will waive the CDSC payable upon redemptions for:

 . redemptions made within one year after the death of a shareholder or registered joint owner;

 . minimum required distributions made from an IRA or other retirement plan account after you reach age 70 1/2;

 . involuntary redemptions made by the Fund;

 . redemptions limited to 10% per year of an account's net asset value if taken by Systematic Withdrawal Plan ("SWP"). For example, if your balance on December 31st is $10,000 you can redeem up to $1,000 that following year free of charge through SWP.

We will waive the CDSC payable upon redemptions of shares which you purchased after December 1, 1998 (or acquired through an exchange of shares of another Munder Fund purchased after December 1, 1998) for:

 . redemptions made from an IRA or other individual retirement plan account established through Comerica Securities, Inc. after you reach age 59 1/2 and after the eighteen month anniversary of the purchase of Fund shares.

Consult the Statement of Additional Information for Class B CDSC waivers which apply when you redeem shares acquired through an exchange of shares of another Munder Fund purchased on or before June 27, 1995.

We will waive the CDSC for Class B shares for all redemptions by Merrill Lynch Plans if:

(i) the Plan is recordkept on a daily valuation basis by Merrill Lynch; or

(ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch; or

(iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

12b-1 Fees

The Funds have adopted Rule 12b-1 plans with respect to their Class A and Class B shares that allow the Funds to pay distribution and other fees for the sale of its shares and for services provided to shareholders. Under the plans, the Funds may pay up to .25% of the daily net assets of Class A and Class B shares to pay for certain shareholder services provided by institutions that have agreements with the Funds' distributor to provide such services. The Funds may also pay up to .75% of the daily net assets of the Class B shares to finance activities relating to the distribution of its shares.

Because the fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Other Information

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Pricing Of Fund Shares
--------------------------------------------------------------------------------


Each Fund's NAV is calculated on each day the New York Stock Exchange is open. NAV is the value of a single share of a Fund.

The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Funds will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Each Fund pays dividends, if any, at least annually.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Funds at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------

Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $39 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investment and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 billion were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, and affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

During the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of the advisory fees for each Fund. Each Fund paid an advisory fee at an annual rate of 0.10% of each Fund's average daily net assets (after waivers). As a result, the payments shown for the Funds were less than the contractual advisory fees of .35% of each Fund's average daily net assets.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decision for the Funds.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                                Conservative Fund (a)
                                                   Class A Shares
                                        ----------------------------------------
                                          Period
                                           Ended        Year      Period
                                        12/31/99(d)    Ended      Ended
                                        (Unaudited)  6/30/99(d) 6/30/98(d)
                                        -----------  ---------- ----------
Net asset value, beginning of period..     $8.91       $11.10     $11.10
                                           -----       ------     ------
Income from investment operations:
Net investment income.................      0.15         0.25       0.14
Net realized and unrealized
 gain/(loss) on investments...........      0.01        (0.40)     (0.04)
                                           -----       ------     ------
Total from investment operations......      0.16        (0.15)      0.10
                                           -----       ------     ------
Less distributions:
Dividends from net investment income..     (0.23)       (1.33)     (0.10)
Distributions in excess of net invest-
 ment income..........................         -        (0.05)         -
Distributions from net realized gains.         -        (0.66)         -
                                           -----       ------     ------
Total distributions...................     (0.23)       (2.04)     (0.10)
                                           -----       ------     ------
Net asset value, end of period........     $8.84       $ 8.91     $11.10
                                           -----       ------     ------
Total return(c).......................      1.83%       (0.98%)     0.91%
                                           =====       ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)..     $ 243       $  190     $    1
Ratio of operating expenses to average
 net assets...........................      0.72%(b)     0.71%      0.93%(b)
Ratio of net investment income to av-
 erage net assets.....................      3.48%(b)     2.79%      4.46%(b)
Portfolio turnover rate...............        86%         167%        31%
Ratio of operating expenses to average
 net assets without waivers...........     11.02%(b)     6.26%     23.99%(b)

--------

(a) The Munder All-Season Conservative Fund Class A Shares commenced operations on March 13, 1998.

(b)Annualized.

(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d) Per share numbers have been calculated using the average shares method.

                                                Conservative Fund (a)
                                                   Class B Shares
                                        ----------------------------------------
                                          Period
                                           Ended        Year      Period
                                        12/31/99(d)    Ended      Ended
                                        (Unaudited)  6/30/99(d) 6/30/98(d)
                                        -----------  ---------- ----------
Net asset value, beginning of period..     $8.94       $11.10     $10.74
                                           -----       ------     ------
Income from investment operations:
Net investment income.................      0.12         0.21       0.19
Net realized and unrealized
 gain/(loss) on investments...........      0.04        (0.38)      0.23
                                           -----       ------     ------
Total from investment operations......      0.16        (0.17)      0.42
                                           -----       ------     ------
Less distributions:
Dividends from net investment income..     (0.20)       (0.22)     (0.06)
Distributions in excess of net invest-
 ment income..........................         -        (1.11)         -
Distributions from net realized gains.         -        (0.66)         -
                                           -----       ------     ------
Total distributions...................     (0.20)       (1.99)     (0.06)
                                           -----       ------     ------
Net asset value, end of period........     $8.90       $ 8.94     $11.10
                                           -----       ------     ------
Total return(c).......................      1.80%       (1.17%)     3.91%
                                           =====       ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)..     $ 139       $  199     $  208
Ratio of operating expenses to average
 net assets...........................      1.42%(b)     1.41%      1.63%(b)
Ratio of net investment income to av-
 erage net assets.....................      2.78%(b)     2.21%      3.76%(b)
Portfolio turnover rate...............        86%         167%        31%
Ratio of operating expenses to average
 net assets without waivers...........     11.74%(b)     6.96%     24.69%(b)

--------

(a) The Munder All-Season Conservative Fund Class B Shares commenced operations on January 14, 1998.

(b)Annualized.

(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d) Per share numbers have been calculated using the average shares method.

                                               Moderate Fund (a)
                                                Class A Shares
                                   -------------------------------------------
                                     Period
                                      Ended         Year       Year    Period
                                   12/31/99(d)     Ended      Ended     Ended
                                   (Unaudited)   6/30/99(d) 6/30/98(d) 6/30/97
                                   -----------   ---------- ---------- -------
Net asset value, beginning of pe-
 riod............................    $12.30        $11.92     $11.02   $10.00
                                     ------        ------     ------   ------
Income from investment opera-
 tions:
Net investment income............      0.11          0.18       0.16     0.04
Net realized and unrealized
 gain/(loss) on investments......      1.00          0.60       1.44     0.98
                                     ------        ------     ------   ------
Total from investment operations.      1.11          0.78       1.60     1.02
                                     ------        ------     ------   ------
Less distributions:
Dividends from net investment in-
 come............................     (0.21)        (0.22)     (0.18)       -
Dividends in excess of net in-
 vestment income.................         -         (0.03)         -        -
Distributions from net realized
 gains...........................     (0.57)        (0.15)     (0.52)       -
                                     ------        ------     ------   ------
Total distributions..............     (0.78)        (0.40)     (0.70)       -
                                     ------        ------     ------   ------
Net asset value, end of period...    $12.63        $12.30     $11.92   $11.02
                                     ------        ------     ------   ------
Total return(b)..................      9.60%         6.74%     15.10%   10.20%
                                     ======        ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)..........................    $  636        $  432     $  342   $  214
Ratio of operating expenses to
 average net assets..............      0.69%(b)      0.66%      0.88%    0.85%(b)
Ratio of net investment income to
 average net assets..............      1.77%(b)      1.54%      1.38%    2.22%(b)
Portfolio turnover rate..........        18%          115%        54%       5%
Ratio of operating expenses to
 average net assets without
 waivers.........................      2.36%(b)      2.54%     11.07%   41.36%(b)

--------

(a) The Munder All-Season Moderate Fund Class A Shares commenced operations on April 4, 1997.

(b)Annualized.

(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d) Per share numbers have been calculated using the average shares method.

                                                  Moderate Fund (a)
                                                   Class B Shares
                                        -----------------------------------------
                                          Period
                                           Ended         Year      Period
                                        12/31/99(d)     Ended      Ended
                                        (Unaudited)   6/30/99(d) 6/30/98(d)
                                        -----------   ---------- ----------
Net asset value, beginning of period..    $12.29        $11.90     $11.14
                                          ------        ------     ------
Income from investment operations:
Net investment income.................      0.06          0.10       0.04
Net realized and unrealized
 gain/(loss) on investments...........      1.02          0.60       0.74
                                          ------        ------     ------
Total from investment operations......      1.08          0.70       0.78
                                          ------        ------     ------
Less distributions:
Dividends from net investment income..     (0.17)        (0.13)     (0.02)
Dividends in excess of net investment
 income...............................         -         (0.03)         -
Distributions from net realized gains.     (0.57)        (0.15)         -
                                          ------        ------     ------
Total distributions...................     (0.74)        (0.31)     (0.02)
                                          ------        ------     ------
Net asset value, end of period........    $12.63        $12.22     $11.09
                                          ------        ------     ------
Total return(b).......................      9.30%         6.06%      6.96%
                                          ======        ======     ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in 000's)..    $  274        $  155     $  193
Ratio of operating expenses to average
 net assets...........................      1.39%(b)      1.36%      1.58%(b)
Ratio of net investment income to av-
 erage net assets.....................      1.07%(b)      0.83%      0.68%(b)
Portfolio turnover rate...............        18%          115%        54%
Ratio of operating expenses to average
 net assets without waivers...........      3.06%(b)      3.24%     11.77%(b)

--------

(a) The Munder All-Season Moderate Fund Class B Shares commenced operations on January 14, 1998.

(b)Annualized.

(c) Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges.

(d) Per share numbers have been calculated using the average shares method.

More information about the Funds is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.

Statement Of Additional Information

Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

To Obtain Information:
--------------------------------------------------------------------------------

  By telephone
  Call 1-800-438-5789

  By mail
  Write to:
  The Munder Funds
  c/o PFPC Global Fund Services
  P.O. Box 60428
  King of Prussia, PA 19406-0428

  On the Internet
  Text-only versions of fund documents can be viewed online or downloaded from:
    Securities and Exchange Commission
    http://www.sec.gov

  You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

  You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
--------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number: 811-7346

PROLIFEAB600

Investment Advisor: Munder Capital Management
Distributed by: Funds Distributor, Inc.

                                                                  CLASS Y SHARES



[MUNDER LOGO]                                                         Prospectus

Investments
for all seasons                                                JUNE 29, 2000

                                             Munder All-Season Conservative Fund
                                                 Munder All-Season Moderate Fund







                                    As with all mutual funds, the Securities and
                                         Exchange Commission has not approved or
                                disapproved these securities nor passed upon the accuracy or adequacy of this prospectus. It is a criminal offense to state otherwise.

Table Of Contents

 2   Risk/Return Summary
 8   Who May Want To Invest
 9   Fees And Expenses

 10  More About The Funds
 10  Glossary
 11  Asset Allocation Chart
 12  Description Of The Underlying Funds
 14  Principal Investment Strategies And Risks
 16  Other Investment Strategies And Risks Of The Funds And Underlying Funds
 19  Disclaimers

 20  Your Investment
 20  How To Reach The Funds
 20  Purchasing Shares
 21  Exchanging Shares
 21  Redeeming Shares
 21  Additional Policies For Purchases, Exchanges And Redemptions
 22  Shareholder Privileges

 23  Pricing Of Fund Shares

 23  Distributions

 24  Federal Tax Considerations
 24  Taxes On Distributions
 24  Taxes On Sales Or Exchanges
 24  Other Considerations

 25  Management
 25  Investment Advisor
 25  Portfolio Managers

 26  Financial Highlights


Back Cover For Additional Information

Risk/Return Summary
--------------------------------------------------------------------------------

This Risk/Return Summary briefly describes the goals and principal investment strategies of the Funds and the principal risks of investing in the Funds. For further information on these and the Funds' other investment strategies and risks, please read the section entitled "More About the Funds." Certain terms used in this prospectus are defined in the Glossary.

 Fund of Funds

 Each Fund is a fund of funds,
 which means that it invests almost
 all of its assets in other mutual
 funds, rather than in individual
 securities. Each Fund invests its
 assets in a variety of other
 Munder Funds, referred to as
 "underlying funds."

 The risks of investing in the
 Funds are dependent on which
 underlying funds the Funds invest
 in, and to what extent. In
 addition, the investment
 performance of each Fund is
 directly related to the
 performance of the underlying
 funds in which it invests.


 Investment Approach of the
 Underlying Funds

 . The underlying equity funds
   represented in each Fund vary
   from growth to value styles of
   investing, from larger to
   smaller company stocks and from
   domestic to international
   equities.

 . The underlying fixed income
   funds reflect the advisor's core
   fixed income philosophy:
   interest rate relationships,
   sector weightings and credit
   analysis. Some exposure to
   international bonds may also be
   included.



Conservative Fund

Goal

The Fund's goal is to provide current income with capital appreciation as a secondary objective.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in fixed income securities.

The Fund may also invest a portion of its assets in underlying funds that invest primarily in equity securities or money market instruments.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 70% Fixed Income Funds, 25% Equity Funds and 5% Money Market Funds.

The Fund's indirect fixed income holdings are a mix of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolios' holdings will be rated investment grade or better or if unrated are of comparable quality. The Fund's indirect stock holdings will be a combination of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds.

 Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

 . Smaller Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember a Fund's performance in past years is not necessarily an indication of how a Fund will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31, 1999)
                                         -------------------------------------------
                                                                             Since
                                                                           Inception
                                                      1 Year               (4/3/97)
                                         -------------------------------------------
                         Class Y                       3.32%                 6.56%
                         Lehman Brothers Int.
                         Gov't/Corp. Index*            0.39%                 6.06%**

                                         --------
                                         *The Lehman Brothers Intermediate
                                            Government/Corporate Bond Index
                                            is a weighted composite of (i)
                                            Lehman Brothers Intermediate
                                            Government Bond Index, which is
                                            comprised of all publicly issued,
                                            non-convertible debt of the U.S.
                                            Government or any agency thereof,
                                            quasi-federal corporations and
                                            corporate debt guaranteed by the
                                            U.S. Government with a maturity
                                            between one and ten years and
                                            (ii) Lehman Brothers Corporate
                                            Bond Index, which is comprised of
                                            all public fixed-rate, non-
                                            convertible investment-grade
                                            domestic corporate debt,
                                            excluding collaterized mortgage
                                            obligations.
                                         **Index return from 3/31/97.

Year-to-date through March 31, 2000: 4.05%

Best Quarter:                          Q4 1999                                                4.24%
Worst Quarter:                         Q3 1998                                               (4.33%)

Moderate Fund

Goal

The Fund's goal is to provide high total return through both capital appreciation and current income.

Principal Investment Strategies

As a fund of funds, the Fund pursues its goal by investing a majority of its assets in underlying funds that invest primarily in equity securities and fixed income securities.

The Fund may also invest a small portion of its assets in underlying money market funds.

The advisor may periodically adjust the Fund's asset allocation among underlying funds in response to changing economic and market conditions. The typical allocation is expected to be: 60% Equity Funds, 35% Fixed Income Funds and 5% Money Market Funds.

The Fund's indirect stock holdings will be a mix of large-cap, mid-cap and small-cap U.S. stocks as well as foreign stocks. The Fund's indirect fixed income holdings are a combination of short-, intermediate- and long-term U.S. government securities, mortgage and other asset-backed securities, stripped securities and obligations of state, local and foreign issuers. The average maturity will range from three to 15 years and the portfolio's holdings will be rated investment grade or better or if unrated are of comparable quality.

In the "More About the Funds" section, you will find a description of the underlying funds and a chart showing the percentage of its assets that the Fund may invest in each underlying fund.

Principal Risks

All investments have some degree of risk which will affect the value of a portfolio's investment, its investment performance and the price of its shares. As a result, you may lose money if you invest in the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Among the principal risks of investing in the Fund are:

 . Stock Market Risk. The value of the securities in which a Fund invests may decline in response to general economic conditions. Price changes may be temporary or last for extended periods. For example, stock prices have historically risen and fallen in periodic cycles. In addition, the value of a Fund's investments may decline if the particular companies the Fund invests in do not perform well.

 . Smaller Company Stock Risk. The stocks of small companies may have more risks than those of larger companies. Small companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, they may be more sensitive to changing economic conditions, which could increase the volatility of an underlying fund's portfolio. In addition, small company stocks typically are traded in lower volume making them more difficult to sell.

 . Sector Risk. Certain underlying funds may concentrate its investments in a particular industry sector. Adverse economic, business or political developments affecting that industry sector could have a major effect on the value of the underlying fund's investments.

 . Foreign Securities Risk. Investments by an underlying fund in foreign securities may experience greater and more rapid changes in value than U.S. securities. Foreign securities are generally more volatile and less liquid than U.S. securities, in part because of greater political and economic risks and because there is less public information available about foreign companies. Issuers of foreign securities are generally not subject to the same degree of regulation as are U.S. issuers. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards.

 . Currency Risk. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of an underlying fund's portfolio securities denominated in those currencies.

Because the mix of underlying funds held by the Fund can change from time to time, the Fund may be subject to the following additional principal risks at various times:

 . Interest Rate Risk. Increases in prevailing interest rates will cause fixed-income securities held by an underlying fund to decline in value. Longer term bonds are generally more sensitive to interest rate changes than shorter term bonds. Generally, the longer the average maturity of the bonds held by the underlying fund, the more the Fund's share price will fluctuate in response to interest rate changes.

 . Credit (or Default) Risk. An issuer of a security may default on its payment obligations. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of the Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for the underlying fund to sell.

 . Prepayment Risk. The Fund may experience losses when an issuer exercises its right to pay principal on an obligation held by an underlying fund (such as a mortgage-backed security) earlier than expected. This may happen during a period of declining interest rates. Under these circumstances, the underlying fund may be unable to recoup all of its initial investment and will suffer from having to reinvest in lower yielding securities. The loss of higher yielding securities and the reinvestment at lower interest rates can reduce the Fund's income, total return and share price.

Performance

The bar chart and table below give some indication of the risk of an investment in the Fund. The bar chart shows the Fund's performance in each calendar year since inception. The table shows how the Fund's average annual total returns for different calendar periods over the life of the Fund compare to those of a broad based securities market index.

When you consider this information, please remember the Fund's performance in past years is not neccessarily an indication of how the Funds will perform in the future.

                         Average Annual Total Return
                         (for the periods ended December 31,
                         1999)
                                         -----------------------
                                                         Since
                                                       Inception
                                                1 Year  (4/3/97)
                                         -----------------------
                         Class Y                15.17%  15.73%
                         60% S&P/40% Lehman
                          Brothers Gov't/Corp.
                          Index*                11.76%  21.02%**

                                         --------
                                         *  Standard & Poor's Composite 500
                                            Index is an unmanaged index of
                                            common stock prices. The Lehman
                                            Brothers Government/Corporate
                                            Bond Index is a weighted
                                            composite of (i) Lehman Brothers
                                            Government Bond Index, which is
                                            comprised of all publicly issued,
                                            non-convertible debt of the U.S.
                                            Government or any agency thereof,
                                            quasi-federal corporations, and
                                            corporate debt guaranteed by the
                                            U.S. Government and (ii) Lehman
                                            Brothers Corporate Bond Index,
                                            which is comprised of all public
                                            fixed-rate, non-convertible
                                            investment-grade domestic
                                            corporate debt, excluding
                                            collateralized mortgage
                                            obligations.

                                         ** Index return from 3/31/97.
All-Season Moderate Fund Class Y
Total Return
(per calendar year)
[BAR CHART]
1998     7.27%
1999    15.17%

Year-to-date through March 31, 2000:
9.83%

Best Quarter:                          Q4 1999                                               14.80%
Worst Quarter:                         Q3 1998                                               (9.69)%

Who May Want To Invest

The All-Season Conservative Fund may be appropriate for investors who:

 . Seek current income.

 . Seek long term growth without taking undue risk.

The All-Season Moderate Fund may be appropriate for investors who:

 . Seek a balance of both capital appreciation and income.

Fees And Expenses

The tables below describe the fees and expenses that you may pay if you buy and hold Class Y shares of the Funds. Please note that the following information does not include fees that institutions may charge for services they provide to you.

Shareholder Fees (fees paid directly from your investment)
----------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases........................... None
Sales Charge (Load) Imposed on Reinvested Dividends........................ None
Maximum Deferred Sales Charge (Load)....................................... None
Redemption Fees............................................................ None
Exchange Fees.............................................................. None

Annual Fund Operating Expenses (expenses that are paid from Fund assets) as a % of net assets

                                                          Conservative Moderate
                                                              Fund       Fund
                                                          ------------ --------
Management Fees(1).......................................      .35%       .35%
Other Expenses(1)........................................     5.61%      1.89%
                                                              ----       ----
Total Annual Fund Operating Expenses(1)..................     5.96%      2.24%
                                                              ====       ====

--------

(1) For the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of its management fees and voluntarily reimbursed certain operating expenses. As a result of these voluntary fee waiver and expense reimbursement, the actual management fees, other expenses and total annual fund operating expenses were .10%, .31% and .41%. respectively, for the Conservative Fund, and .10%, .26% and .36%, respectively, for the Moderate Fund. The advisor may terminate the fee waivers and/or expense reimbursements at any time.

  In addition to the expenses shown above, shareholders of the Funds will indirectly bear their pro rata shares of the annual operating expenses of the underlying funds. As a result, the investment returns of the Funds will be net of the expenses of the Underlying Funds. Since the Funds invest in other Munder Funds, as a shareholder you will pay a higher expense ratio than if you had purchased shares of an underlying fund directly. The underlying funds' total annual fund operating expense ratios for the fiscal year ended June 30, 1999 ranged from .37% to 2.45%.

Example

The examples are intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated. The examples also assume that your investment has a 5% return each year, that each Fund's operating expenses remain the same and that all dividends and distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                           Conservative Moderate
                                                               Fund       Fund
                                                           ------------ --------
      1 Year..............................................    $  597     $  228
      3 Years.............................................    $1,775     $  703
      5 Years.............................................    $2,929     $1,204
      10 Years............................................    $5,715     $2,585

More About The Funds
--------------------------------------------------------------------------------

This section describes the underlying funds in which the Funds may invest. It also discusses the risks of investing in the Funds, which are dependent upon which underlying funds the Funds invest in, and to what extent. Further, included in this section is a chart that shows the maximum percentage of its assets that a Fund may invest in each underlying fund. Please note that the underlying funds may also invest in securities and are subject to restrictions and additional risks which are described in the Statement of Additional Information.

The Glossary below explains certain terms used throughout this prospectus.

Glossary

Types Of Securities

Equity securities include common stocks, preferred stocks, securities convertible into common stocks, and rights and warrants to subscribe for the purchase of common stocks. Equity securities may be listed on a stock exchange or NASDAQ National Market System or unlisted. Warrants are rights to purchase securities at a specified time at a specified price.

Fixed income securities are securities that pay interest at set times at either fixed, floating or variable rates, or which are issued at a discount to their principal amount instead of making periodic interest payments. Fixed income securities include corporate bonds, debentures and other similar corporate debt instruments, zero coupon bonds and variable amount master demand notes.

Convertible Securities A convertible security is a bond or preferred stock that may be converted (exchanged) into the common stock of the issuing company within a specified time period for a specified number of shares. Convertible securities offer the underlying funds a way to participate in the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock.

U.S. Government securities are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. These securities include U.S. Treasury bills, U.S. Treasury notes, U.S. Treasury bonds and obligations of the Federal Home Loan Corporation, Federal National Mortgage Association and Government National Mortgage Association.

Money market instruments are high-quality, short-term instruments including commercial paper, bankers' acceptances and negotiable certificates of deposit of banks or savings and loan associations, short-term corporate obligations and short-term U.S. Government securities.

Rating Agencies and Indices

Moody's is Moody's Investor Services, Inc.

Duff & Phelps is Duff & Phelps Credit Rating Co.

Fitch is Fitch IBCA, Inc.

S&P is Standard & Poor's Rating Services.

S&P 500 is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of U.S. stock market activity.

Other

1940 Act is the Investment Company Act of 1940, as amended.

Internal Revenue Code is the Internal Revenue Code of 1986, as amended.

NAV is the net asset value per share of a Fund. NAV is the value of a single share of a Fund. Each Fund calculates NAV separately for each class. NAV is calculated by (1) taking the current value of a Fund's total assets allocated to a particular class of shares, (2) subtracting the liabilities and expenses charged to that class (3) dividing that amount by the total number of shares of that class outstanding.

Asset Allocation Chart

The following chart shows the Fund's maximum investment (expressed as a percentage of each Fund's assets) that each Fund may make in the underlying funds.

                                                           Conservative Moderate
                                                               Fund       Fund
                                                           ------------ --------
Equity Funds
Equity Income Fund........................................     10%        15%
Focus Growth Fund.........................................     10%        20%
Future Technology Fund....................................      5%        10%
Growth Opportunities Fund.................................     10%        15%
Institutional S&P 500 Index Equity Fund...................     20%        30%
International Equity Fund.................................      5%        10%
Micro-Cap Equity Fund.....................................     10%        10%
Multi-Season Growth Fund..................................     20%        30%
NetNet Fund...............................................      5%         5%
Real Estate Equity Investment Fund........................     10%        20%
Small-Cap Value Fund......................................     10%        20%
Small Company Growth Fund.................................     20%        30%
Framlington Emerging Markets Fund.........................      5%        10%
Framlington Global Financial Services Fund................      5%        10%
Framlington Healthcare Fund...............................      5%         5%
Framlington International Growth Fund.....................      5%        10%
Income Funds
Bond Fund.................................................     80%        50%
Intermediate Bond Fund....................................     80%        50%
International Bond Fund...................................     30%        20%
U.S. Government Income Fund...............................     60%        40%
Money Market Funds
Cash Investment Fund......................................     15%        15%
Institutional Money Market Fund...........................     10%        10%
U.S. Treasury Money Market Fund...........................     10%        10%

Description of Underlying Funds

Equity Funds

Equity Income Fund

The Fund's goal is to provide capital appreciation and current income. The Fund pursues its goal by investing primarily in dividend-paying equity securities and fixed income securities which are convertible into or exchangeable for common stock. The advisor generally selects large, well-known companies that it believes have favorable prospects for dividend growth and capital appreciation. The Fund will seek to produce a current yield greater than the S&P 500.

Focus Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities which the advisor believes are undervalued compared to stocks of other companies in the same industry. The Fund generally invests in companies with market capitalizations of at least $1 billion. The Fund diversifies its assets by industry in approximately the same weightings as those of the Russell 1000 Growth Index.

Future Technology Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in common stocks of technology-related companies. Technology-related companies are companies that develop, manufacture, or distribute technology, communications and Internet-related products and services. The Fund may also invest in the stocks of companies that should benefit commercially from technological advances. The Fund invests in both established companies and in new or unseasoned companies, including companies making initial public offerings.

Growth Opportunities Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in the equity securities of companies with market capitalizations between $500 million and $10 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

Institutional S&P 500 Index Equity Fund
The Fund's goal is to provide performance and income that is comparable to the S&P 500. The S&P 500 is an index of 500 stocks that emphasizes large capitalization companies. The Fund pursues its goal by normally holding a substantial amount of its assets in securities of at least 400 of the stocks in the S&P 500. The Fund is managed through the use of a "quantitative" or "indexing" investment approach and tries to mirror the composition and performance of the S&P 500 through statistical procedures. The Fund will try to achieve a correlation between the performance of its portfolio and that of the S&P 500 of at least .95. A correlation of 1.0 would mean that the changes in the Fund's price mirror exactly the changes in the S&P 500.

International Equity Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in foreign securities, including American Depositary Receipts. The Fund mostly invests in mature markets, but may also invest in emerging markets. The Fund emphasizes companies with a market capitalization of at least $250 million.

International NetNet Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by using a growth strategy to invest primarily in foreign companies engaged in the Internet or Intranet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of foreign companies that are engaged in the research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with the Internet or Intranet related businesses.

Micro-Cap Equity Fund
The Fund's goal is to provide capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of micro-capitalization companies having market capitalizations within the range of the companies in the Wilshire Micro-Cap Index. There is no limit on the length of operating history for the companies in which the Fund may invest. The Fund may invest without limit in initial public offerings of small capitalization companies. In addition, the Fund may invest up to 35% of its assets in equity securities of medium and larger capitalization companies, including initial public offerings of such companies.

Multi-Season Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities. The Fund generally invests in equity securities of companies with market capitalizations over $1 billion. Its style, which focuses on both growth prospects and valuation, is known as GARP (Growth at a Reasonable Price) and seeks to produce attractive returns during various market environments.

NetNet Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing primarily in companies engaged in the Intranet and Internet related business. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that are engaged in research, design, development, manufacturing or engaged to a significant extent in the business of distributing products, processes or services for use with Internet or Intranet related businesses.

Real Estate Equity Investment Fund
The Fund's goal is to provide both capital appreciation and current income. The Fund pursues its goal by investing at least 65% of its total assets in equity securities of U.S. companies which are principally engaged in the real estate industry.

Small-Cap Value Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of small capitalization companies having market capitalizations within the range of the companies in the Russell 2000 Index. The advisor will concentrate on companies that it believes are undervalued.

Small Company Growth Fund

The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing, under normal market conditions, at least 65% of its assets in equity securities of small capitalization companies with market capitalizations below $1.5 billion.

Framlington Emerging Markets Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of companies in emerging market countries, as defined by the World Bank, the International Finance Corporation, the United Nations or the European Bank for Reconstruction and Development. It may also invest in foreign securities of companies located in countries with mature markets.

Framlington Global Financial Services Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of U.S. and foreign companies which are principally engaged in the financial services industry and companies providing services primarily within the financial services industry. The Fund focuses specifically on companies which are likely to benefit from growth or consolidation in the financial services industry.

The Fund may invest in securities of companies located in countries with mature markets and in those with emerging markets.

Framlington Healthcare Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing in equity securities of companies providing healthcare and medical services and products worldwide. Currently, most of these companies are located in the United States. The Fund's investments may include foreign securities of companies located in countries with mature markets and in those with emerging markets.

Framlington International Growth Fund
The Fund's goal is to provide long-term capital appreciation. The Fund pursues its goal by investing at least 65% of its assets in equity securities of issuers located in at least three foreign countries. The Fund may invest in companies located in countries with mature markets and in those with emerging markets.

Income Funds

Bond Fund
The Fund's primary goal is to provide a high level of current income. Its secondary goal is capital appreciation. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities.The Fund's dollar-weighted average maturity will generally range between six and fifteen years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

Intermediate Bond Fund
The Fund's goal is to provide a competitive rate of return which, over time, exceeds the rate of inflation and the return provided by money market instruments. The Fund pursues its goals by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities. The Fund's dollar-weighted average maturity will generally range between three and eight years. The Fund will purchase only fixed income securities that are rated investment grade or better, or if unrated, are of comparable quality.

International Bond Fund
The Fund's goal is to realize a competitive total return through a combination of current income and capital appreciation. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of bonds and other fixed income securities of foreign issuers. The Fund will invest in the securities of issuers in at least three foreign countries. The Fund's dollar-weighted average maturity will generally range between three and fifteen years. The Fund may invest a portion of its assets in domestic obligations, including U.S. Government securities and obligations of domestic banks and corporations.

U.S. Government Income Fund
The Fund's goal is to provide high current income. The Fund pursues its goal by investing at least 65% of its total assets in a broad range of U.S. Government securities and repurchase agreements relating to such securities. The Fund's dollar-weighted average maturity generally will range between six and fifteen years.

Money Market Funds

Cash Investment Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Institutional Money Market Fund
The Fund's primary goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal. The Fund pursues its goal by investing in a broad range of U.S. dollar-denominated money market instruments. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

U.S. Treasury Money Market Fund
The Fund's goal is to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
The Fund pursues its goal by investing its assets solely in short-term bills and notes, issued by the U.S. Treasury (including "stripped" securities) and in repurchase agreements relating to such obligations. The Fund invests solely in U.S. dollar-denominated debt securities with remaining maturities of 13 months or less and maintains an average dollar-weighted portfolio maturity of 90 days or less.

Principal Investment Strategies and Risks

Foreign Investment Risk. Certain underlying funds may invest in foreign securities. Foreign securities include investments in non-U.S. dollar-denominated securities traded outside of the United States and dollar-denominated securities of foreign issuers traded in the United States. Foreign securities also include American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs") and Global Depository Receipts ("GDRs"). ADRs are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. EDRs and GDRs are receipts issued by non-U.S. financial institutions that often trade on foreign exchanges. They represent ownership in an underlying foreign or U.S. security and are generally denominated in a foreign currency.

  Special Risks. Foreign securities involve special risks and costs. Investment in the securities of foreign governments involves the risk that foreign governments may default on their obligations or may otherwise not respect the integrity of their debt.

  Investment in foreign securities may involve higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of taxes by foreign governments. Foreign investments may also involve risks associated with the level of currency exchange rates, less complete financial information about the issuers, less market liquidity, more market volatility and political instability. Future political and economic developments, the possible imposition of withholding taxes on dividend income, the possible seizure or nationalization of foreign holdings, the possible establishment of exchange controls or freezes on the convertibility of currency, or the adoption of other governmental restrictions might adversely affect an investment in foreign securities. Additionally, foreign issuers may be subject to less stringent regulation, and to different accounting, auditing and recordkeeping requirements.

  Currency exchange rates may fluctuate significantly over short periods of time causing an underlying fund's net asset value to fluctuate as well. A decline in the value of a foreign currency relative to the U.S. dollar will reduce the value of a foreign currency-denominated security. To the extent that an underlying fund is invested in foreign securities while also maintaining currency positions, it may be exposed to greater combined risk. The underlying funds' respective net currency positions may expose them to risks independent of their securities positions.

  Additional risks are involved when investing in countries with emerging economies or securities markets. In general, the securities markets of these countries are less liquid, are subject to greater price volatility, have smaller market capitalizations and may have problems with securities registration and custody. In addition, because the securities settlement procedures are less developed in these countries, an underlying fund may be required to deliver securities before receiving payment and may also be unable to complete transactions during market disruptions. As a result of these and other risks, investments in these countries generally present a greater risk of loss to the Fund.

  A further risk of investing in foreign securities is the risk that an underlying fund may be adversely affected by the conversion of certain European currencies into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world capital markets and affect European capital markets in particular.

Investment Grade Credit Risk. A security is considered investment grade if, at the time of purchase, it is rated:

 . BBB or higher by S&P;

 . Baa or higher by Moody's;

 . BBB or higher by Duff & Phelps; or

 . BBB or higher by Fitch.

A security will be considered investment grade if it receives one of the above ratings, even if it receives a lower rating from other rating organizations.

  Investment Strategy. Except as stated in the next section, fixed income and convertible securities purchased by the underlying funds will generally be rated at least investment grade. The underlying funds may also invest in unrated securities if the advisor or sub-advisor believes they are comparable in quality.

  Special Risks. Although securities rated "BBB" by S&P, Duff & Phelps or Fitch, or "Baa" by Moody's are considered investment grade, they have certain speculative characteristics. Therefore, they may be subject to a higher risk of default than obligations with higher ratings. Subsequent to its purchase by an underlying fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the underlying fund. The adviser or sub-advisor will consider such an event in determining whether the underlying fund should continue to hold the security.

Investments in Financial Services Companies by Framlington Global Financial Services Fund. Financial services companies are subject to extensive governmental regulation which may limit both the financial commitments they can make, and the interest rates and fees they can charge. Insurance companies may be subject to severe price competition.

Investments in the Healthcare Industry by Framlington Healthcare Fund. The Framlington Healthcare Fund will invest most of its assets in the healthcare industry, which is particularly affected by rapidly changing technology and extensive government regulation, including cost containment measures.

Investments in the Real Estate Industry by Real Estate Equity Investment
Fund. The Real Estate Equity Investment Fund will invest primarily in the real estate industry and may invest more than 25% of its assets in any one sector of the real estate industry. As a result, the Real Estate Equity Investment Fund will be particularly vulnerable to declines in real estate prices and new construction rates.

Investments by the NetNet Fund. The NetNet Fund will invest primarily in companies engaged in Internet and Intranet related activities. The value of such companies is particularly vulnerable to rapidly changing technology, extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the Fund's shares may fluctuate more than shares of a fund investing in a broader range of industries.

Investments in the Technology Industry by Future Technology Fund. The Future Technology Fund will invest most of its assets in the technology industry, which is particularly affected by rapidly changing technology product cycles, government regulation and competition. Technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

Short-Term Trading. The underlying funds may engage in short-term trading, including initial public offerings.

  Special Risks. A high rate of portfolio turnover (100% or more) could produce higher trading costs and taxable distributions, which could detract from a Fund's performance.

Defensive Investing. Each Fund and underlying fund (except the Index 500 Fund) may invest all or any portion of its assets in short-term obligations as a temporary defensive measure in response to adverse market or economic conditions.

  Special Risks. If a Fund or one or more underlying funds adopts a defensive strategy, the Fund may not achieve its investment objective.

Other Investment Strategies and Risks Of The Funds And Underlying Funds

Asset-Backed Securities. Asset-backed securities are debt securities backed by mortgages, installment sales contract and credit card receivables. The securities are sponsored by entities such as government agencies, banks, financial companies and commercial or industrial companies. In effect, these securities "pass through" the monthly payments that individual borrowers make on their mortgage or other assets net of any fees paid to the issuers. Examples of these include guaranteed mortgage pass-through certificates, collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

  Special Risks. In addition to credit and market risk, asset-backed securities involve repayment risk because the underlying assets (loans) may be prepaid at any time. The value of these securities may also change because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed income securities, when interest rates rise the value of an asset-backed security generally will decline. However, when interest rates decline, the value of an asset-backed security with prepayment features may not increase as much as that of other fixed income securities. In addition, non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of the same security interest in the underlying collateral.

Borrowing and Reverse Repurchase Agreements. The Funds and underlying funds can borrow money from banks and enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of securities held by a Fund (or underlying fund) subject to the Fund's (or underlying fund) agreement to repurchase them at a mutually agreed upon date and price (including interest).

  Investment Strategy. Each Fund (or underlying fund) may borrow money in an amount up to 5% of its assets for temporary emergency purposes and in an amount up to 33 1/3% of its assets to meet redemptions. This is a fundamental policy which can be changed only by shareholders.

  Special Risks. Borrowings and reverse repurchase agreements by a Fund (or underlying fund) may involve leveraging. If the securities held by the Fund (or underlying fund) decline in value while these transactions are outstanding, the Fund's net asset value will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that the interest income earned by the Fund (or underlying fund) (from the investment of the proceeds) will be less than the interest expense of the transaction, that the market value of the securities sold by the Fund (or underlying fund) will decline below the price the Fund (or underlying fund) is obligated to pay to repurchase the securities, and that the securities may not be returned to the Fund (or underlying fund).

Derivative Risk. Some underlying funds may purchase certain "derivative" instruments. Derivatives are financial contracts whose value is based on any underlying security, a currency exchange rate, an interest rate or a market index. Many types of instruments representing a wide range of potential risks and rewards are derivatives, including futures contracts options on futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations and other types of asset-backed securities, "stripped" securities and various floating rate instruments).

  Investment Strategy. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). The underlying funds may, but are not required to, use derivatives for hedging purposes or for the purpose of remaining fully invested or maintaining liquidity. The underlying funds will not use derivatives for speculative purposes.

  Special Risks. The use of derivative instruments exposes a Fund to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities;
  (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movement in an instrument can result in a loss substantially greater that the Funds initial nvestment in that instrument (in some leases, the potential loss is unlimited);
  (6) particularly in the case of privately negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Fund worse off that if it had not entered into the position: and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.

Forward Currency Exchange Contracts. A forward currency exchange contract is an obligation to exchange one currency for another on a future date at a specified exchange rate.

  Investment Strategy. Forward currency exchange contracts may be used for hedging purposes and to help reduce the risks and volatility caused by changes in foreign currency exchange rates. Foreign currency exchange contracts will be used at the discretion of the advisor or sub-advisor, and no underlying fund is required to hedge its foreign currency positions.

  Special Risks. Forward currency contracts are privately negotiated transactions, and can have substantial price volatility. When used for hedging purposes, they tend to limit any potential gain that may be realized if the value of an underlying fund's foreign holdings increases because of currency fluctuations.

Futures Contracts and Related Options. A futures contract is a type of derivative instrument that obligates the holder to buy or sell an asset in the future at an agreed upon price. When an underlying fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price during the option period. When an underlying fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised.

  Investment Strategy. The underlying funds may invest in futures contracts and options on futures contracts on domestic or foreign exchanges or boards of trade. These instruments may be used for hedging purposes, to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends, or to minimize trading costs.

  An underlying fund will not purchase or sell a futures contract unless, after the transaction, the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options used for non-hedging purposes is 5% or less of the underlying fund's total assets.

  Special Risks. Futures contracts and related options present the following risks: imperfect correlation between the change in market value of an underlying fund's securities and the price of futures contracts and options; the possible inability to close a futures contract when desired; losses due to unanticipated market movements, which are potentially unlimited; and the possible inability of the advisor or sub-advisor to correctly predict the direction of securities prices, interest rates, currency exchange rates and other economic factors.

Illiquid Securities. Illiquid securities include private placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market.

  Investment Strategy. Each underlying fund may invest up to 15% of its net assets in securities that are illiquid.

  Special Risks. To the extent that an underlying fund invests in illiquid securities, the underlying fund risks not being able to sell the securities at the time and the price that it would like. The underlying fund may have to lower the price, sell substitute securities or forego an investment opportunity, each of which may cause a loss to the underlying fund.

Options. An option is a type of derivative instrument that gives the holder the right (but not the obligation) to buy (a "call") or sell (a "put") an asset in the future at an agreed upon price prior to the expiration date of the option.

  Investment Strategy. The underlying funds may write (sell) covered call options, buy put options, buy call options and write secured put options for hedging purposes. Options may relate to particular securities, foreign or domestic securities indices, financial instruments or foreign currencies.

  Special Risks. The value of options can be highly volatile, and their use can result in loss if the advisor or sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the advisor or sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets.

Securities Lending. In order to generate additional income, each underlying fund may lend securities on a short-term basis to qualified institutions. By reinvesting any cash collateral it receives in these transactions, the underlying fund could realize additional income gains or losses.

  Investment Strategy. Securities lending may represent no more than 25% of the value of an underlying fund's total assets (including the loan collateral).

  Special Risks. The main risk when lending securities is that if the borrower fails to return the securities or the invested collateral has declined in value, the underlying fund could lose money.

Stripped Securities. These securities are issued by the U.S. Government (or agency or instrumentality), foreign governments or banks and other financial institutions. They entitle the holder to receive either interest payments or principal payments that have been "stripped" from a debt obligation. These obligations include participations in trusts that hold U.S. Treasury or agency securities.

  Special Risks. Stripped securities are very sensitive to changes in interest rates and to the rate of principal repayments. A rapid or unexpected increase in mortgage prepayments could severely depress the price of certain stripped mortgage-backed securities and adversely affect an underlying fund's total returns.

Temporary Investments. Short-term obligations refer to U.S. Government securities, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. Generally, these obligations are purchased to provide stability and liquidity to a Fund or underlying fund.

  Investment Strategy. Each Fund or underlying fund may invest a portion of its assets in short-term obligations pending investment or to meet anticipated redemption requests.

  Special Risks. A Fund or underlying fund may not achieve its investment objective when its asset are invested in short-term obligations.

Variable and Floating Rate Instruments. Variable and floating rate instruments have interest rates that are periodically adjusted either at set intervals or that float at a margin above a generally recognized index rate. These instruments include variable amount master demand notes.

  Special Risks. Variable and floating rate instruments are subject to the same risks as fixed income investments, particularly interest rate and credit risk. Because there is no active secondary market for certain variable and floating rate instruments, they may be more difficult to sell if the issuer defaults on its payment obligations or during periods when an underlying fund is not entitled to exercise its demand rights. As a result, the underlying fund could suffer a loss with respect to these instruments.

Zero Coupon Bonds. These are securities issued at a discount from their face value because interest payments are typically postponed until maturity.

  Special Risks. The market prices of zero coupon bonds generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. An underlying fund's investments in zero coupon bonds may require the underlying fund to sell some of its portfolio securities to generate sufficient cash to satisfy certain income distribution requirements.

Disclaimers

Disclaimers. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P, nor does S&P guarantee the accuracy and/or completeness of the S&P 500(R) Index or any data included therein. S&P makes no warranty, express or implied, as to the results to be obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500(R) Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all such warranties of merchantability or fitness for a particular purpose for use with respect to the S&P(R) Index or any data included therein.

Your Investment
--------------------------------------------------------------------------------

This section describes how to do business with the Funds.

How To Reach The Funds

By telephone: 1-800-438-5789
           Call for account information.

By mail:The Munder Funds

c/o PFPC Global Fund Services

P.O. Box 60428

King of Prussia, PA 19406-0428

Purchasing Shares

Who May Purchase Shares
The following persons may purchase shares of the Funds:

  . fiduciary and discretionary accounts of institutions;

  . institutional investors (including: banks; savings institutions; credit unions and other financial institutions; pension, profit sharing and employee benefit plans and trusts; insurance companies; investment companies; investment advisers, broker-dealers or financial advisors acting for their own accounts or for the accounts of their clients);

  . directors, trustees, officers and employees of the Munder Funds, the advisor and the Funds' distributor;

  . the advisor's investment advisory clients; and

  . family members of employees of the advisor.

Each Fund also issues other classes of shares, which have different sales charges, expense levels and performance. Call (800) 438-5789 to obtain more information about the Funds' other classes of shares.

Purchase Price of Shares
Class Y shares of the Funds are sold at the NAV next determined after a purchase order is received in proper form.

Broker-dealers or financial advisors (other than the Funds' distributor) may charge you a fee for shares you purchase through them.

Policies for Purchasing Shares

Minimum initial investment
The minimum initial investment by fiduciary and discretionary accounts of institutions and by institutional investors is $500,000. Other investors are not subject to any minimum.

There is no minimum for subsequent investments.

Timing of orders
Purchase orders must be received by the Funds' distributor, transfer agent or authorized dealer before the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time).

Methods for Purchasing Shares

You can purchase Class Y shares through the Fund's transfer agent or through the Fund's distributor through arrangements with a broker-dealer, financial advisor or financial institution.

 . Through a Financial Institution. You may purchase shares through a financial institution through procedures established with that institution. Confirmations of share purchases will be sent to the institution.

 . By Mail. You may open an account directly through the Fund's transfer agent by completing, signing and mailing an account application form and a check or other negotiable bank draft (payable to The Munder Funds) to: The Munder Funds, c/o PFPC Gobal Fund Services, P.O. Box 60428, King of Prussia, Pennsylvania 19406-0428. You can obtain an account application form by calling (800) 438-5789. For additional investments, send a letter stating the Fund and share class you wish to purchase, your name and your account number with a check for $50 or more to the address listed above. We do not accept third-party checks.

 . By Wire. You may make additional investments in the Funds by wire. Wire instructions must state the Fund name, share class, your registered name and your account number. Your bank wire should be sent through the Federal Reserve Bank Wire System to:

  Boston Safe Deposit and Trust Company
  Boston, MA
  ABA# 011001234
  DDA# 16-798-3
  Account No.:

 Note that banks may charge fees for transmitting wires.

 . You may purchase shares through the Automatic Investment Plan.

Exchanging Shares

Policies for Exchanging Shares

 . You may exchange your Fund shares for Class Y shares of other Munder Funds based on their relative net asset values.

 . You must meet the minimum purchase requirements for the Munder Fund that you purchase by exchange.

 . A share exchange may be a taxable event and, accordingly, you may realize a taxable gain or loss.

 . Before making an exchange request, read the prospectus of the Munder Fund you wish to purchase by exchange. You can obtain a prospectus for any Munder Fund by contacting your broker or the Munder Funds at (800) 438-5789.

 . Brokers or financial advisors may charge you a fee for handling exchanges.

 . We may modify or terminate the exchange privilege at any time. You will be given notice of any material modifications except where notice is not required.

Redeeming Shares

Redemption Price
We will redeem shares at the NAV next determined after we receive the redemption request in proper form.

Methods for Redeeming Shares

 . You may redeem shares of all Funds through your broker-dealer or financial institution.

Policies for Redeeming Shares

 . Shares held by an institution on behalf of its customers must be redeemed in accordance with instructions and limitations pertaining to the account at that institution.

 . If we receive a redemption order for a Fund before 4:00 p.m. (Eastern time), we will normally wire payment to the redeeming institution on the next business day.

Additional Policies For Purchases, Exchanges And Redemptions

 . We consider requests to be in "proper form" when all required documents are properly completed, signed and received.

 . The Funds reserve the right to reject any purchase order.

 . At any time, the Funds may change any of their purchase, redemption or exchange practices, and may suspend the sale of their shares.

 . The Funds may delay sending redemption proceeds for up to seven days, or longer if permitted by the Securities and Exchange Commission.

 . To limit the Funds' expenses, we no longer issue share certificates.

 . We will typically send redemption amounts to you within seven business days after you redeem shares. We may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as 15 days.

 . A Fund may temporarily stop redeeming shares if:

  . the New York Stock Exchange is closed;

  . trading on the New York Stock Exchange is restricted;

  . an emergency exists and the Fund cannot sell its assets or accurately determine the value of its assets; or

  . the Securities and Exchange Commission orders the Fund to suspend redemptions.

 . If accepted by a Fund, investors may purchase shares of the Fund with securities which the Fund may hold. The advisor will determine if the securities are consistent with the Funds objectives and policies. If accepted, the securities will be valued the same way the Fund values portfolio securities it already owns. Call the Funds at (800) 438-5789 for more information.

 . The Funds reserve the right to make payment for redeemed shares wholly or in part by giving the redeeming shareholder portfolio securities. The shareholder may pay transaction costs to dispose of these securities.

 . We record all telephone calls for your protection and take measures to identify the caller. As long as the Fund's transfer agent takes reasonable measures to authenticate telephone requests on an investor's account, neither the Funds, the Fund's distributor nor the transfer agent will be held responsible for any losses resulting from unauthorized transactions.

 . We may redeem your account if its value falls below $250 as a result of redemptions (but not as a result of a decline in net asset value). You will be notified in writing and allowed 60 days to increase the value of your account to the minimum investment level.

 . If you purchased shares directly through the Funds' transfer agent, the transfer agent will send you confirmations of the opening of an account and of all subsequent purchases, exchanges or redemptions in the account. Confirmations of transactions effected through an institution will be sent to the institution.

 . Financial institutions are responsible for transmitting orders and payments for their customers on a timely basis.

Shareholder Privileges

Automatic Investment Plan (AIP). Under the AIP you may arrange for periodic investments in a Fund through automatic deductions from a checking or savings account. To enroll in the AIP you should complete the AIP application form or call the Funds at (800) 438-5789. The minimum pre-authorized investment amount is $50. You may discontinue the AIP at any time. We may discontinue the AIP on 30 days' written notice to you.

Pricing Of Fund Shares
--------------------------------------------------------------------------------


Each Fund's NAV is calculated on each day the New York Stock Exchange is open.

The Funds calculate NAV as of the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. (Eastern time). If the New York Stock Exchange closes early, the Funds will accelerate calculation of NAV and transaction deadlines to that time.

The NAV of each underlying fund is generally based on the market value of the securities held in the underlying fund. If market values are not available, the fair value of securities is determined in good faith by, or using procedures approved by, the boards of directors/trustees of the underlying funds.

Trading in foreign securities may be completed at times that vary from the closing of the New York Stock Exchange. An underlying fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the New York Stock Exchange. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the New York Stock Exchange. If the advisor believes that such events materially affect the value of portfolio securities, these securities may be valued at their fair market value as determined in good faith by, or using procedures approved by, the underlying funds' boards of directors/trustees.

Distributions
--------------------------------------------------------------------------------

As a shareholder, you are entitled to your share of a Fund's net income and gains on its investments. Each Fund passes substantially all of its earnings along to its shareholders as distributions. When a Fund earns dividends from stocks and interest from debt securities and distributes these earnings to shareholders, it is called a dividend distribution. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a capital gain distribution.

Each Fund pays dividends, if any, at least annually.

Each Fund distributes its net realized capital gains, if any, at least annually.

It is possible that a Fund may make a distribution in excess of the Fund's earnings and profits. You will treat such a distribution as a return of capital which is applied against and reduces your basis in your shares. You will treat the excess of any such distribution over your basis in your shares as gain from a sale or exchange of the shares.

Each Fund will pay distributions in additional shares of the same class of that Fund. If you wish to receive distributions in cash, either, indicate this request on your account application form or notify the Funds at (800) 438-5789.

Federal Tax Considerations
--------------------------------------------------------------------------------
Investments in a Fund may have tax consequences that you should consider. This section briefly describes some of the more common federal tax consequences. A more detailed discussion about the tax treatment of distributions from the Funds and about other potential tax liabilities, including backup withholding for certain taxpayers and about tax aspects of dispositions of shares of the Funds, is contained in the Statement of Additional Information. You should consult your tax adviser about your own particular tax situation.

Taxes On Distributions

You will generally have to pay federal income tax on all Fund distributions. Distributions will be taxed in the same manner whether you receive the distributions in cash or in additional shares of the Fund. Shareholders not subject to tax on their income generally will not be required to pay any tax on distributions.

Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. Dividend distributions and short-term capital gains generally will be taxed as ordinary income. The tax you pay on a given capital gains distribution generally depends on how long the Fund held the portfolio securities it sold. It does not depend on how long you held your Fund shares.

Distributions are generally taxable to you in the year in which they are paid, with one exception: distributions declared in October, November or December, but not paid until January of the following year, are taxed as though they were paid on December 31 in the year in which they were declared.

Shareholders generally are required to report all Fund distributions on their federal income tax returns. Each year the Funds will send you information detailing the amount of ordinary income and capital gains paid to you for the previous year.

Taxes On Sales Or Exchanges

If you sell shares of a Fund or exchange them for shares of another Munder Fund, you generally will be subject to tax on any taxable gain. Taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep account statements so that you or your tax preparer will be able to determine whether a sale or an exchange will result in a taxable gain.

Other Considerations

If you buy shares of a Fund just before the Fund makes any distribution, you will pay the full price for the shares then receive back a portion of the money you just invested in the form of a taxable distribution.

If you have not provided complete, correct taxpayer information by law, the Funds must withhold a portion of your distributions and redemption proceeds to pay federal income taxes.

Management
--------------------------------------------------------------------------------

Investment Advisor

Munder Capital Management ("MCM"), 480 Pierce Street, Birmingham, Michigan 48009 is the investment advisor of each Fund and each underlying fund except Institutional S&P 500 Index Equity Fund and International Equity Fund. The advisors provide overall investment management for the Funds. As of March 31, 2000, MCM and its affiliates had approximately $62 billion in assets under management, of which $34 billion were invested in equity securities, $7 billion were invested in money market or other short-term instruments, $6 billion were invested in other fixed income securities, $3 billion were invested in balanced investments and $7 billion in non-discretionary assets.

World Asset Management ("World"), 255 East Brown Street, Birmingham, Michigan 48009, is the investment advisor of Institutional S&P 500 Index Equity Fund and International Equity Fund. World is a wholly-owned subsidiary of the advisor. As of March 31, 2000, World had approximately $22.7 billion in assets under management, of which $17.6 billion were invested in domestic equity securities, $4.5 billion were invested in international equity securities and $600 million were invested in other fixed income securities.

Framlington Overseas Investment Management Limited, an affiliate of the advisor, is the sub-advisor of the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund.

During the fiscal year ended June 30, 1999, the advisor voluntarily waived a portion of the advisory fees for each Fund. Each Fund paid an advisory fee at an annual rate of 0.10% of each Fund's average daily net assets (after waivers). As a result, the payments shown above for the Funds were less than the contractual advisory fees of .35% of each Fund's average daily net assets.

The advisor may, from time to time, make payments to banks, broker-dealers, financial advisors or other financial institutions for certain services to the Funds and/or their shareholders, including sub-administration, sub-transfer agency and shareholder servicing. The advisor may make such payments out of its own resources and there are no additional costs to the Funds or their shareholders.

Please note that Comerica Bank, an affiliate of the advisor, receives a fee from the Funds for providing shareholder services to its customers who own shares of the Funds.

Portfolio Managers

A committee of professional portfolio managers employed by MCM makes investment decisions for the Funds.

Financial Highlights
--------------------------------------------------------------------------------

The financial highlights table is intended to help shareholders understand each Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Ernst & Young LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the annual reports of the Funds, and are incorporated by reference into the Statement of Additional Information. The information for the period ended December 31, 1999 is unaudited. You may obtain the semi-annual and annual reports without charge by calling (800) 438-5789.

                                             Conservative Fund(a)
                                                Class Y Shares
                                   ------------------------------------------
                                     Period
                                      Ended                           Period
                                   12/31/99(d)  Year Ended Year Ended  Ended
                                   (Unaudited)  6/30/99(d) 6/30/98(d) 6/30/97
                                   -----------  ---------- ---------- -------
Net asset value, beginning of pe-
 riod............................     $8.97       $11.10     $10.55   $10.00
                                      -----       ------     ------   ------
Income from investment opera-
 tions:
Net investment income............      0.17         0.40       0.52     0.10
Net realized and unrealized gain
 on investments..................     (0.00)(a)    (0.47)      0.59     0.45
                                      -----       ------     ------   ------
Total from investment operations.      0.17        (0.07)      1.11     0.55
                                      -----       ------     ------   ------
Less distributions:
Dividends from net investment in-
 come............................     (0.24)       (1.40)     (0.37)      --
Distributions in excess of net
 investment income...............        --           --         --       --
Distributions from net realized
 capital gains...................        --        (0.66)     (0.19)      --
                                      -----       ------     ------   ------
Total distributions..............     (0.24)       (2.06)     (0.56)      --
                                      -----       ------     ------   ------
Net asset value, end of period...     $8.90       $ 8.97     $11.10   $10.55
                                      =====       ======     ======   ======
Total return(c)..................      1.97%       (0.05)%    10.73%    5.50%
                                      =====       ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)..........................     $ 113         $143     $4,441   $  105
Ratio of operating expenses to
 average net assets..............      0.42%(b)     0.41%      0.63%    0.55%(b)
Ratio of net investment income to
 average net assets..............      3.78%(b)     3.74%      4.76%    4.24%(b)
Portfolio turnover rate..........        86%         167%        31%      18%
Ratio of operating expenses to
 average net assets without ex-
 penses reimbursed...............     10.74%(b)     5.96%     23.69%   97.07%(b)

--------

(a) The Munder All-Season Conservative Fund Class Y Shares commenced operations on April 3, 1997.

(b) Annualized.

(c) Total return represents aggregate total return for the period indicated.

(d) Per share numbers have been calculated using the average shares method.

                                             Moderate Fund(a)
                                              Class Y Shares
                                 -------------------------------------------
                                   Period
                                    Ended         Year       Year    Period
                                 12/31/99(d)     Ended      Ended     Ended
                                 (Unaudited)   6/30/99(d) 6/30/98(d) 6/30/97
                                 -----------   ---------- ---------- -------
Net asset value, beginning of
 period........................    $12.29        $11.91     $11.02   $10.00
                                   ------        ------     ------   ------
Income from investment opera-
 tions:
Net investment income..........      0.12          0.21       0.20     0.06
Net realized and unrealized
 gain on investments...........      1.01          0.60       1.43     0.96
                                   ------        ------     ------   ------
Total from investment opera-
 tions.........................      1.13          0.81       1.63     1.02
                                   ------        ------     ------   ------
Less distributions:
Dividends from net investment
 income........................     (0.23)        (0.26)     (0.22)      --
Distributions in excess of net
 investment income.............        --         (0.02)        --       --
Distributions from net realized
 capital gains.................     (0.57)        (0.15)     (0.52)      --
                                   ------        ------     ------   ------
Total distributions............     (0.80)        (0.43)     (0.74)      --
                                   ------        ------     ------   ------
Net asset value, end of peri-
 od............................    $12.62        $12.29     $11.91   $11.02
                                   ======        ======     ======   ======
Total return(c)................      9.78%         7.03%     15.30%   10.20%
                                   ======        ======     ======   ======
Ratios to average net
 assets/supplemental data:
Net assets, end of period (in
 000's)........................    $2,655        $2,308     $1,884   $  113
Ratio of operating expenses to
 average net assets............      0.39%(b)      0.36%      0.58%    0.55%(b)
Ratio of net investment income
 to average net assets.........      2.07%(b)      1.85%      1.68%    2.52%(b)
Portfolio turnover rate........        18%          115%        54%       5%
Ratio of operating expenses to
 average net assets without ex-
 penses reimbursed.............      2.06%(b)      2.24%     10.77%   41.06%(b)

--------

(a) The Munder All-Season Moderate Fund Class Y Shares commenced operations on April 3, 1997.

(b) Annualized.

(c) Total return represents aggregate total return for the period indicated.

(d) Per share numbers have been calculated using the average shares method.

More information about the Fund is available free upon request, including the following:

Annual/Semi-Annual Reports

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Funds. In the Funds' annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. In addition, you will also receive updated prospectuses or supplements to this prospectus. In order to eliminate duplicate mailings, the Funds will only send one copy of the above communications to (1) accounts with the same primary record owner, (2) joint tenant accounts, (3) tenant in common accounts and (4) accounts which have the same address.


Statement Of Additional Information

Provides more details about the Funds and their policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated herein by reference (is legally considered part of this prospectus).


To Obtain Information:
-------------------------------------------------------------------------------
By telephone
Call 1-800-438-5789

By mail
Write to:
The Munder Funds
c/o PFPC Global Fund Services
P.O. Box 60428
King of Prussia, PA
19406-0428

On the Internet
Text-only versions of fund documents can be viewed online or downloaded from:
     Securities and Exchange Commission
     http://www.sec.gov

You can also obtain copies by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (phone 1-202-942-8090) or by sending your request and a duplicating fee to the Securities and Exchange Commission's Public Reference Section, Washington, D.C. 20549-0102. You may also obtain information, after paying a duplicating fee, by electronic request at: publicinfo@sec.gov

You may also find more information about the Fund on the Internet at: http://www.munderfunds.com
-------------------------------------------------------------------------------

The Munder Funds, Inc.
SEC file number:  811-7346

PROLIFEY600
Investment Advisor:  Munder Capital Management
Distributed by:  Funds Distributor, Inc.

                             MUNDER FUND OF FUNDS
              (formerly The Munder All-Season Aggressive Fund)

                               480 Pierce Street
                          Birmingham, Michigan 48009
                           Telephone (800) 438-5789

                      STATEMENT OF ADDITIONAL INFORMATION

                                 June 29, 2000

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to the Class A, Class B, and Class Y shares representing interests in the Munder Fund of Funds (formerly the Munder All-Season Aggressive
Fund) (the "Fund"). The Fund is a diversified series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. The Fund seeks its investment objective by investing in a portfolio of mutual funds (the "Underlying Funds") offered by the Company, The Munder Framlington Funds Trust ("Framlington"), The Munder Funds Trust (the "Trust") and St. Clair Funds, Inc. ("St. Clair"). This SAI is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated June 29, 2000. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. The financial statements for the Company including the notes thereto, dated June 30, 1999 the unaudited financial statements for the Company dated December 31, 1999, are incorporated by reference into this SAI from the annual and semi-annual reports of the Company.

     An investment in the Fund or an Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                               TABLE OF CONTENTS

                                                                                        Page
                                                                                        ----
History and General Information.....................................................       3
Fund Investments....................................................................       3
Risk Factors and Special Considerations--Institutional S&P 500 Index Equity Fund....      15
Investment Limitations..............................................................      17
Temporary Defensive Position........................................................      18
Management of the Fund..............................................................      19
Investment Advisory and Other Service Arrangements..................................      21
Code of Ethics......................................................................      25
Portfolio Transactions..............................................................      25
Additional Purchase and Redemption Information......................................      26
Net Asset Value.....................................................................      28
Performance Information.............................................................      28
Taxes...............................................................................      30
Additional Information Concerning Shares............................................      33
Other Information...................................................................      34
Registration Statement..............................................................      35
Financial Statements................................................................      35
Appendix A..........................................................................     A-1
Appendix B..........................................................................     B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectuses do not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                        HISTORY AND GENERAL INFORMATION

     The Company was organized as a Maryland corporation on November 18, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Munder Fund of Funds was formerly known as the Munder All-Season Aggressive Fund. The Fund operates as a diversified series of shares issued by the Company. The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

     As stated in each Prospectus, the investment advisor of the Fund, and each of the Underlying Funds (other than the Institutional S&P 500 Index Equity Fund and the International Equity Fund), is Munder Capital Management (the "Advisor"). The investment advisor for the Institutional S&P 500 Index Equity Fund and the International Equity Fund is World Asset Management ("World"), a Delaware limited liability company. World is a wholly-owned subsidiary of the Advisor. The principal partners of the Advisor are Munder Group LLC ,WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

     Framlington Overseas Investment Management Limited serves as sub-advisor ("Sub-Advisor") to the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and the Framlington International Growth Fund, (collectively, the "Framlington Funds"), which are the four series of Framlington. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectuses.

     Assets of the Fund will be allocated among the Underlying Funds within the ranges set forth in the Prospectuses. In addition, the Fund may hold cash, and may invest cash balances in repurchase agreements and other money market instruments in an amount to meet redemptions or for day-to-day operating expenses

                       INVESTMENT OBJECTIVES AND POLICIES

     The Fund seeks to provide long-term capital appreciation. The Fund seeks its objective by concentrating its investments in Underlying Funds that invest primarily in equity securities.

                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Underlying Funds. With the exception of Multi-Season Growth Fund and the Real Estate Equity Investment Fund, each Underlying Fund's investment objective is a non-fundamental policy and may be changed without authorization of the holders of a majority of such Underlying Fund's outstanding shares. There can be no assurance that the Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A to this SAI. For purposes of this SAI, the Focus Growth Fund, Future Technology Fund, Equity Income Fund, Growth Opportunities Fund, Institutional S&P 500 Index Equity Fund, International Equity Fund, International NetNet Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund (the "Multi-Season Fund"), NetNet Fund, Real Estate Equity Investment Fund (the "Real Estate Fund"), Small-Cap Value Fund, Small Company Growth Fund and the Framlington Funds are referred to as the "Equity Funds." The Cash Investment Fund, Institutional Money Market Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." If you require more detailed information about an Underlying Fund, please call the Distributor at (800) 438-5789 to obtain the complete prospectus and statement of additional information for that fund.

     Borrowing. The Underlying Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Underlying Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Underlying Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Underlying Funds may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Underlying Funds may, in connection with permissible borrowings, transfer as collateral, securities owned by the Funds.

     Additionally, each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Foreign Securities. Each Equity Fund (except NetNet Fund, Real Estate Fund, International Equity Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund), and each of the Cash Investment Fund and the Institutional Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund and Framlington International Growth Fund each will invest at least 65% of its assets in securities of issuers located in at least three other countries, one of which may be the United States. Framlington Global Financial Services Fund will invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Framlington Emerging Markets Fund will invest at least 65% of its assets in companies in emerging market countries. There is no limit on the Framlington Healthcare Fund's investments in foreign securities. The Future Technology Fund, International NetNet Fund, Multi-Season Fund and the NetNet Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict an Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, an Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to an Underlying Fund.

     The Advisor, World or the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when an Underlying Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent an Underlying Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase the volatility in world markets and affect European markets in particular. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     An Underlying Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within an Underlying Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor, World or the Sub-Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), and the Fixed Income Funds are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, an Underlying Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor, World or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, an Underlying Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency. Similarly, when the obligations held by an Underlying Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. An Underlying Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of an Underlying Fund's assets that could be required to consummate forward contracts will be designated on the records of the Underlying Funds or those of the Underlying Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Underlying Fund. A forward contract to sell a foreign currency is "covered" if an Underlying Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the fund to buy the same currency at a price no higher than the fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if an Underlying Fund holds a forward contract (or call option) permitting the fund to sell the same currency at a price as high as or higher than the fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. Each of the Equity Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Underlying Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each Underlying Fund (except U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper").
An Underlying Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Underlying Fund's limitation on investment in illiquid securities. The Advisor, World or the Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by the Underlying Fund in reliance upon Rule 144A could have the effect of increasing the level of the Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Investment Company Securities. The Underlying Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, an Underlying Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Underlying Fund bears directly in connection with its own operations. Each Underlying Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Underlying Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Underlying Fund.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Underlying Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's total assets, other than the Institutional Money Market Fund; and 33 1/3% of the Institutional Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Underlying Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that an Underlying Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Underlying Funds will lend securities, the Advisor, World or the Sub-Advisor will consider all relevant facts and circumstances. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor, World or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     Lower-Rated Debt Securities. It is expected that each Underlying Fund (other than the Money Market Funds, Institutional S&P 500 Index Equity Fund and Equity Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or in comparable unrated securities. The Equity Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Underlying Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower-rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Underlying Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Underlying Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Underlying Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Money Market Instruments. The Fund and the Underlying Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Fund and the Underlying Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor, World or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by the Fund or an Underlying Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P or Moody's. In addition, the Fund and the Underlying Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor, World or the Sub-Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Fund and the Underlying Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, an investor may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, an Underlying Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Fund and the Underlying Funds invest in variable amount master notes only when the Advisor, World or the Sub-Advisor deems the investment to involve minimal credit risk.

     Mortgage-Related Securities. Subject to applicable credit criteria, the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust, St. Clair nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund and the Institutional Money Market Fund each may, when deemed appropriate by the Advisor in light of the Underlying Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Institutional Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Options. The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. For risks associated with options on foreign currencies, see Appendix B of this SAI.

     Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. The Fund and the Underlying Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor, World or the Sub-

Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy, of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's, St. Clair's or the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by the Fund or Underlying Fund under the 1940 Act.

     Reverse Repurchase Agreements. Each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain cash, U.S. Government securities or other liquid high-grade securities designated on the books of the Underlying Fund's custodian an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that an Underlying Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Underlying Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Underlying Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Underlying Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Underlying Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Underlying Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Underlying Fund will also be required to deposit similar collateral with its custodian or custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short. Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Underlying Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Underlying Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Underlying Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     Stand-by Commitments. The Cash Investment Fund and the Institutional Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by an Underlying Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Trust and St. Clair expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Cash Investment Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Underlying Fund will not exceed 1/2 of 1% of the value of the Underlying Fund's total assets calculated immediately after each stand-by commitment is acquired.


     The Cash Investment Fund and the Institutional Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where an Underlying Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by an Underlying Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity Funds may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor, World or the Sub-Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Underlying Funds' futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor, World or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Underlying Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Underlying Funds' position in such futures contract or put option.

     The Underlying Funds may purchase and write call and put options on stock index futures contracts and each such Underlying Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Underlying Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Underlying Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Underlying Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, such Underlying Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Underlying Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. Government Obligations. The Fund and the Underlying Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by an Underlying Fund may have stated maturities in excess of an Underlying Fund's maturity limitation if the Underlying Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor, World or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to an Underlying Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Underlying Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Underlying Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Underlying Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an Underlying Fund could suffer a loss if the issuer defaulted or during periods that an Underlying Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by an Underlying Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     Guaranteed Investment Contracts. The Fixed Income Funds, the Cash Investment Fund and the Institutional Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. An Underlying Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by an Underlying Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Underlying Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When an Underlying Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Underlying Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Underlying Fund's commitments.
It may be expected that the market value of the Underlying Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because an Underlying Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor, World or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of an Underlying Fund's total assets absent unusual market conditions.

     An Underlying Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, an Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Underlying Fund on the settlement date. In these cases the Underlying Fund may realize a taxable capital gain or loss.

     When an Underlying Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Underlying Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of an Underlying Fund starting on the day the Fund agrees to purchase the securities. The Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which the Fund and Underlying Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other (NRSROs) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Institutional Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1%
of its total assets in such securities of any one issuer.   The Cash Investment
Fund and the Institutional Money Market Fund intend to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Underlying Fund's total assets at the time of purchase, provided that the Underlying Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Other. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund. The Boards of Trustees and Directors, as applicable, or the Advisor, World or the Sub-Advisor, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Underlying Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

 RISK FACTORS AND SPECIAL CONSIDERATIONS -- INSTITUTIONAL S&P 500 INDEX EQUITY
                                      FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Institutional S&P 500 Index Equity Fund are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Fund does not expect to hold, at any particular time, all of the stocks included in the S&P 500. World believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. World will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because World believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, World may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although World does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, World will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

     The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

     In addition, the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

     The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P
500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     Disclaimer. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Institutional S&P 500 Index Equity Fund or any member of the public regarding the advisability of investing in securities generally or in the Institutional S&P 500 Index Equity Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Institutional S&P 500 Index Equity Fund. S&P has no obligation to take the needs of the Trust or the owners of the Institutional S&P 500 Index Equity Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Institutional S&P 500 Index Equity Fund or the timing of the issuance or sale of the Institutional S&P 500 Index Equity Fund or in the determination or calculation of the equation by which the Institutional S&P 500 Index Equity Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Institutional S&P 500 Index Equity Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Institutional S&P 500 Index Equity Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Institutional S&P 500 Index Equity Fund.

                             INVESTMENT LIMITATIONS

     The Fund is subject to the investment limitations enumerated in this section which may be changed with respect to the Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous -- Shareholder Approvals").

The Fund may not:

     1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); this limitation does not apply to investment by the Fund in investment companies;

     2. With respect to 75% of the Fund's assets invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued by other investment companies or securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     3. Borrow money or enter into reverse repurchase agreements except that the Fund may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4.   Issue any senior security (as defined in Section 18(f) of the 1940
          Act) except as permitted under the 1940 Act;

     5. Make loans of securities to other persons in excess of 25% of the Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities; or

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

     Additional investment restrictions adopted by the Fund, which may be changed by the Board of Directors of the Company without shareholder vote, provide that the Fund may not invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and which are not otherwise marketable.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's investments will not constitute a violation of such limitation, except that any borrowing by the Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.


                         TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Underlying Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                            MANAGEMENT OF THE FUND

                            DIRECTORS AND OFFICERS

     The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years, are:


                                    Positions                           Principal Occupation
Name, Address and Age               With Company+                       During Past Five Years
---------------------               -------------                       ----------------------
Charles W. Elliott                  Director and Chairman of the        Senior Advisor to the President,
1024 Essex Circle                   Board of Directors                  Western Michigan University (since
Kalamazoo, MI 49008                                                     July 1995 through December 1998);
DOB: 1/7/32                                                             Executive Vice President,
                                                                        Administration & Chief Financial
                                                                        Officer, Kellogg Company (January
                                                                        1987 through June 1995).  Board of
                                                                        Directors, Steelcase Financial
                                                                        Corporation.

John Rakolta, Jr.                   Director and Vice Chairman of the   Chairman and Chief Executive
1876 Rathmor                        Board of Directors                  Officer, Walbridge Aldinger
Bloomfield Hills, MI 48304                                              Company (construction company).
DOB: 5/26/47


Thomas B. Bender                    Director                            Director, Disciplined Growth
5033 Wood Ridge Road                                                    Investors (investment management
Glen Arbor, MI 49636                                                    firm since December 1999);
DOB: 7/14/33                                                            Partner, Financial & Investment
                                                                        Management Group (April 1991 to
                                                                        December 1999).

David J. Brophy                     Director                            Professor, University of Michigan.
1025 Martin Place                                                       Director, River Place Financial
Ann Arbor, MI 48104                                                     Corporation.
DOB: 8/7/36

Dr. Joseph E. Champagne             Director                            Dean, University Center, Macomb
319 East Snell Road                                                     College (since September 1997);
Rochester, MI 48306                                                     Corporate and Executive Consultant
DOB: 5/19/39                                                            (since September 1993);
                                                                        Chancellor, Lamar University
                                                                        (September 1994 to September
                                                                        1995); Chairman of Board of
                                                                        Directors, Ross Controls of Troy,
                                                                        Michigan.

Thomas D. Eckert                    Director                            President and Chief Executive
10726 Falls Pointe Drive                                                Officer, Capital Automotive REIT
Great Falls, VA 22066                                                   (real estate investment trust
DOB: 1/26/39                                                            specializing in retail automotive
                                                                        properties) (since November 1997);
                                                                        President, Mid-Atlantic Region of
                                                                        Pulte Home Corporation (developer
                                                                        of residential land and
                                                                        construction of housing units)
                                                                        (1983 to 1997). Director, Celotex
                                                                        Corporation (a building products
                                                                        manufacturer).

Michael Monahan                     Vice President                      Chairman of the Advisor (Janaury
480 Pierce Street                                                       2000 to present); Chief Executive
Suite 300                                                               Officer of the Advisor (October
Birmingham, MI 48009                                                    1999 to December 1999); President
DOB: 1/26/39                                                            of Monhan Enterprises, LLC
                                                                        (consulting company) (June 1999 to
                                                                        present); president of Comerica
                                                                        Incorporated (1994 to June 1999).

Elyse G. Essick                     Vice President                      Vice President and Director of
480 Pierce Street                                                       Communications and Client Services
Suite 300                                                               of the Advisor (since January
Birmingham, MI 48009                                                    1995).
DOB: 4/6/58

James C. Robinson                   President                           Chief Executive Officer of the
480 Pierce Street                                                       Advisor (January 2000 to present);
Suite 300                                                               Executive Vice President of the
Birmingham, MI 48009                                                    Advisor (February 1998 to December
DOB: 4/24/61                                                            1999); and Chief Investment
                                                                        Officer/Fixed Income of the
                                                                        Advisor (since January 1995 to
                                                                        December 1999).

Leonard J. Barr                     Vice President                      Vice President and Director of
480 Pierce Street                                                       Core Equity Research of the
Suite 300                                                               Advisor (since January 1995 );
Birmingham, MI 48009                                                    Director and Senior Vice
DOB: 6/16/44                                                            President, Old MCM (since 1988);
                                                                        Director of LPM (since June 1994).

Therese Hogan                       Assistant Secretary                 Director, State Regulation
101 Federal Street                                                      Department, PFPC Inc. (formerly
Boston, MA 02110                                                        First Data Investor Services
DOB: 2/27/62                                                            Group) (since June 1994).

Libby Wilson                        Assistant Secretary                 Director of Mutual Fund Operations
480 Pierce Street                                                       of the Advisor (since July 1999);
Suite 300                                                               Global Portfolio Client Associate
Birmingham, MI 48009                                                    of Invesco Global Asset Management
DOB: 2/24/69                                                            (investment advisor) (March 1999
                                                                        to July 1999); Manager of Mutual
                                                                        Funds Operations of the Advisor
                                                                        (May 1996 to March 1999);
                                                                        Administrator of Mutual Funds
                                                                        Operations of the Advisor (March
                                                                        1993 to May 1996).

Bradford E. Smith                   Assistant Treasurer                 Manager of Mutual Fund Operatons
480 Pierce Street                                                       of the Advisor (March 2000 to
Suite 300                                                               present; Administrator of Mutual
Birmingham, MI 48009                                                    Fund Operations of the Advisor
DOB: 4/19/72                                                            (August 1999 to February 2000);
                                                                        Assistant Vice President, Madison
                                                                        Mosiac Funds, LLC (advisor to the
                                                                        Mosiac Funds) (September 1998 -
                                                                        July 1999); Assistant Director of
                                                                        Shareholder Services, Madison
                                                                        Mosiac, LLC (april 1997 to August
                                                                        1998); Cash Manager, GIT Funds
                                                                        (n.k.a. Mosiac Funds); June 1996
                                                                        to March 1997); and Registered
                                                                        Representative. GIT Investment
                                                                        Services, Inc. (January 1995 to
                                                                        May 1996.)

Mary Ann Shumaker                   Assistant Secretary                 Associate General Counsel of the
480 Pierce Street                                                       Advisor (since July 1997); and
Suite 300                                                               Counsel, Miro Weiner & Kramer (law
Birmingham, MI 48009                                                    firm) (1991 to 1997).
DOB: 7/31/54

______________________________
+ Individual holds same position with the Trust, Framlington and St. Clair.

     Directors of the Company receive an aggregate fee from the Company, the Trust, Framlington and St. Clair for service on those organizations respective Boards comprised of an annual retainer fee of $35,000, and a fee of $3,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Directors/Trustees for the year ended June 30, 1999.

-----------------------------------------------------------------------------------------------------------------------
                            Charles W. Elliot    John Rakolta, Jr.   Thomas B.  David J.  Dr. Joseph E.     Thomas D.
                            Chairman             Vice Chairman       Bender     Brophy    Champagne         Eckert
-----------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from the Company                 $ 8,908             $ 8,908          $ 8,908   $ 8,908      $ 8,908         $ 8,908
(comprised of 15 funds)
-----------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from the Trust                   $29,448             $29,448          $29,448   $29,448      $29,448         $29,448
(comprised of 14 funds)
-----------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from Framlington                 $   713             $   713          $   713   $   713      $   713         $   713
(comprised of 4 funds)
-----------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from St. Clair                   $   931             $   931          $   931   $   931      $   931         $   931
(comprised of 11 funds)
-----------------------------------------------------------------------------------------------------------------------
Pension Retirement
Benefits Accrued as
Part of Fund Expenses              None                None             None      None         None            None
-----------------------------------------------------------------------------------------------------------------------
Estimated Annual
Benefits upon Retirement           None                None             None      None         None            None
-----------------------------------------------------------------------------------------------------------------------
Total from the Fund
Complex                          $40,000             $40,000          $40,000   $40,000      $40,000         $40,000
------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, Comerica Incorporated ("Comerica"), the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of June 1, 2000, the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Fund of the Company.

     The initial sales charge on Class A shares of the Fund of the Company, the Trust and Framlington will be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor. The Advisor of the Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Company and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM, Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The principal partners of the Advisor are Munder Group LLC, WAM and WAM II WAM and WAM II are wholly-owned subsidiaries of Comerica Bank - Detroit, which in turn. is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor which have been approved by the shareholders of the Fund.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to the Fund by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to the Fund without penalty on 90 days' written notice to the Company. The Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Fund and is responsible for the management of the Fund's portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors. For the advisory services provided to the Fund and expenses assumed by it, the Advisor has agreed to receive no management fee from the Fund.

     For the period of commencement of operations through June 30, 1998, the Advisor received fees, after waivers, of $177,410 for the Fund. In addition, for the period ended June 30, 1998, the Advisor reimbursed expenses of $90,291 the Fund.

     For the fiscal year ended June 30, 1999, the Advisor received fees, after waivers of $99,281 for the Fund. In addition the Advisor reimbursed expenses of $54,595 for the Fund.

     The Advisor serves as investment advisor to each of the Underlying Funds (other than the Institutional S&P 500 Index Equity Fund and the International Equity Fund), and for the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Underlying Fund. The Advisor expects to voluntarily reimburse expenses during the Company's and Framlington's current fiscal year with respect to the Future Technology Fund, Growth Opportunities Fund, the Micro-Cap Equity Fund, the NetNet Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Services Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion. World, the investment advisor for the Institutional S&P 500 Index Equity Fund and the International Equity Fund, has agreed to a fee from each of these Underlying Funds. See "Management" in the Prospectus for a description of the advisory fees received by the Advisor from the Underlying Funds.

     Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Framlington Funds, and receives a fee from the Advisor for such sub-advisory services. See "Management" in the Prospectus for a description of the sub-advisory services and fees received by the Sub-Advisor.

     For the fiscal year ended June 30, 1999, the Advisor received fees, after waivers, if any, at an effective rate of .75% of average daily net assets for each of the Focus Growth Fund, the Framlington Global Financial Services Fund, Equity Income Fund, Growth Opportunities Fund, International Equity Fund, Multi-Season Fund, Small-Cap Value Fund and Small Company Growth Fund; .50% of average daily nets each of the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund; 1.00% of average daily net assets for each of the Micro-Cap Equity Fund, NetNet Fund, Framlington International Growth Fund and Framlington Healthcare Fund; .74% of average daily net assets for each of the Real Estate Fund; .20% of average daily net assets of the Institutional Money Market Fund; .35% of average daily net assets of each of the Cash Investment Fund and U.S. Treasury Money Market Fund; .07% of average daily net assets of the Institutional S&P 500 Index Equity Fund; and 1.25% of average daily net assets of the Framlington Emerging Markets Fund.

     Distribution Agreement. The Company has entered into a distribution agreement under which the Distributor, as agent, sells shares of the Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of the Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Fund (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

     Distribution Services Arrangements. The Fund has adopted a Service Plan with respect to its Class A shares pursuant to which it uses its assets to finance activities relating to the distribution of Class A shares to investors and the provision of certain services to holders of Class A shares. Under such Plan, the Distributor is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the Class A shares of the Fund and an annual distribution fee at the rate of 0.05% of the value of average daily net assets of the Class A shares of the Fund. The Fund has adopted a Service and Distribution Plan with respect to its Class B shares, pursuant to which it uses its assets to finance activities relating to the distribution of Class B shares to investors and the provision of certain services to the holders of Class B shares. Under the terms of the Service and Distribution Plan (collectively, the "Plans"), the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B shares of the Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B shares of the Fund.

     Under the terms of the Plans, each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or, with respect to the Fund, by a vote of a majority of the outstanding voting securities of the relevant class of that Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to the Distributor to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

     The Directors have determined that the Plans will benefit the Company, the Fund, and its shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) facilitating portfolio management flexibility through cash flow into the Fund; and (iii) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class A and Class B shares of the Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class A and Class B shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

     For the period from commencement of operations through June 30, 1997, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.

  Class A Service and                 Class B Service and
   Distribution Plan                  Distribution Plan**
   -----------------                  -------------------
          $0                                  $0

_________________
**   Prior to June 30, 1997, Class B of the Funds had not commenced operations.

     For the fiscal year ended June 30, 1998, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.


  Class A Service and         Class B Service and                  CDSC
   Distribution Plan           Distribution Plan                  Class B
   -----------------           -----------------                  -------
          $227                       $673*                           $0

_________________
*    Commenced operations on January 9, 1998.

     For the fiscal year ended June 30, 1999, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.

  Class A Service and         Class B Service and                  CDSC
   Distribution Plan           Distribution Plan                  Class B
   -----------------           -----------------                  -------
          $627                      $2,388                        $1,919

     The following amounts were paid by the Fund under its Class A and Class B Service and Distribution Plans during the period from commencement of operations through June 30, 1999:

                  Printing and
                   Mailing of                                                               Interest
                  Prospectuses                                                             Carrying or
                 to other than                       Compensation      Compensation           Other
                    Current          Compensation         to             to Sales           Financing
 Advertising      Shareholders     to Underwriters      Dealers          Personnel           Charges
 -----------      ------------     ---------------      -------          ---------           -------
Class   Class    Class    Class    Class    Class    Class    Class    Class    Class    Class     Class
  A       B        A        B        A        B        A        B        A        B        A         B
--------------------------------------------------------------------------------------------------------
 $0      $0       $0       $0       $0       $0      $602      $26       $0       $0       $0      $795
--------------------------------------------------------------------------------------------------------

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Company pursuant to administration agreements (an "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Fund.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

     Prior to November 1, 1997, PFPC Inc. (formerly First Data Investor Services Group, Inc.) "PFPC" or the "Transfer Agent") located at 4400 Computer Drive, Westborough, MA 01581 served as administrator to the Funds.

     For the period from commencement of operations through June 30, 1997, administration fees of PFPC accrued were $7,479 for the Fund.

     For the period July 1, 1997 through October 31, 1997, administration fees to PFPC accrued were $10,110 for the Fund.

     For the period November 1, 1997 through June 30, 1998, administration fees of State Street accrued were $17,901 for the Fund.

     For the fiscal year ended June 30, 1999, administration fees of State Street were $57,372 for the Fund.

     Custodian. State Street serves as the custodian (the "Custodian") to the Fund pursuant to a custodian agreement ("Custodian Contract") among the Company and State Street. State Street is also the custodian with respect to the custody of foreign securities held by the Fund. State Street has in turn entered into additional agreements with financial institutions located in foreign countries with respect to the custody of such securities. Under the Custodian Contract, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of the Fund, (iii) accepts receipts and makes disbursements of money on behalf of the Fund, (iv) collects and receives all income and other payments and distributions on account of the Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Fund's operations.

     Transfer and Dividend Disbursing Agent. PFPC serves as the transfer and dividend disbursing agent for the Fund pursuant to transfer agency agreements (the "Transfer Agency Agreement") with the Company, under which PFPC (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Directors concerning the operations of the Fund.

     Other Information pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Fund's service contractors bear all expenses in connection with the performance of their services and the Fund bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying the Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determine to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                CODE OF ETHICS

     The Company, the Advisor, the Sub-Advisor and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Advisor, the Sub-Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Fund (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http:/www.sec.gov.

                            PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for the Fund. The Fund purchases only Class Y shares of the Underlying Funds, which are sold without an initial or contingent deferred sales charge to the Fund.

     For the period from commencement of operations through June 30, 1997, the Fund did not pay any brokerage commissions.

     For the fiscal year ended June 30, 1998, the Fund did not pay any brokerage commissions.

     For the fiscal year ended June 30, 1999, the Fund did not pay any brokerage commissions.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The portfolio turnover rate of the Fund and an Underlying Fund is calculated by dividing the lesser of such Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the fund during the year. The Fund's and each Underlying Fund's portfolio turnover rate is included in its respective Prospectuses under the section entitled "Financial Highlights." Purchases and sales are made for the Fund and Underlying Fund whenever necessary, in management's opinion, to meet such fund's investment objective. The Underlying Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Fund to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Fund. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for the Fund, the Underlying Funds, and for other investment accounts managed by the Advisors (Sub-Advisor with respect to the Framlington Funds) are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as the Fund or Underlying Fund is concerned, in other cases it is believed to be beneficial to the Fund or Underlying Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for the Fund or Underlying Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     The Fund will not purchase securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     The Fund are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year. As of June 30, 1999, the Fund held no such securities.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     Retirement Plans. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs.
An individual or
organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     Other Redemption Information. Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Fund reserves the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

     The Fund may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Exchanges. In addition to the method of exchanging shares described in the Fund's Prospectuses, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Fund at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Fund, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Fund nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

     Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

     In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

                            PERFORMANCE INFORMATION

Yield and Performance of the Fund

     Yield. The Fund's 30-day (or one month) standard yield described in the Prospectus is calculated for the Fund in accordance with the method prescribed by the SEC for mutual funds:

     YIELD = 2[( a - b + 1)/6/ - 1]
                ------
                  cd

Where:

     a = dividends and interest earned by the Fund during the period b = expenses accrued for the period (net of reimbursements and waivers) c = average daily number of shares outstanding during the period entitled to receive dividends d = maximum offering price per share on the last day of the period

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), the Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by the Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Total Return of the Fund

     Total Return. The Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

     T = (ERV)/1/n/ - 1
         ----
          P

Where:

     P = hypothetical initial payment of $1,000;
     T = average annual total return;
     n = period covered by the computation, expressed in years;
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

     The Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                         (ERV) - 1
                         -----
Aggregate Total Return =   P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

     Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, Class B and Class Y Shares of the Fund for the period from commencement of operations through June 30, 1999:

                                12 month period            Inception through
                              ended June 30, 1999            June 30,1999
                              -------------------            ------------
                            with load      w/o load       w/ load      w/o load
                            ---------      --------       -------      --------
     Class A - 10/8/97          0.58%         6.41%        (0.38)%         2.94%
     Class B - 1/9/98           1.40%         6.40%         8.67 %        11.27%
     Class Y - 4/3/97           6.63%         6.63%        15.89 %        15.89%

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, the Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

     The following summarizes certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Fund's Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. The Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code.
As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, the Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by the Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by the Fund from investments in debt securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     The Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in additional Fund shares. The Fund expect that capital gain dividends will be taxable to shareholders as long-term capital gain. Capital gains dividends are not eligible for the dividends-received deduction for corporations.

     In the case of corporate shareholders, distributions of the Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Fund each year.

     The Internal Revenue Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an uncertified or incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

     If an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of the Fund which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Fund are deemed to have been held by the Underlying Fund, the Fund or the shareholders, as the case may be, for less than 46 days.

     Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including the Fund, the amount of foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. The Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gain. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of the Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

     Taxation of the Underlying Funds. Each Underlying Fund intends to elect and qualify to be taxed as a regulated investment company under the Internal Revenue Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

     Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to the Fund which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," should be taxable as mid-term or long-term capital gain to the Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by the Fund of shares of an Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the holding period for the shares.

     Original Issue Discount. The Fund may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Fund may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is be recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

Other Taxation

     The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Fund and distributions of Fund shares also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                   ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Focus Growth Fund, Future Technology Fund, Growth Opportunities Fund, International NetNet Fund, Micro-Cap Equity Fund, Multi-Season Fund, NetNet Fund, Real Estate Fund, Small-Cap Value Fund, International Bond Fund, Institutional Money Market Fund, All-Season Conservative Fund, All-Season Moderate Fund and Munder Fund of Funds (formerly All-Season Aggressive Fund), respectively. The Fund is offered in three separate classes: Class A, Class B and Class Y shares.

     The Directors adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of the Fund. The Multi-Class Plan provides that shares of each class of the Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of each of the Company or an individual portfolio of the Company, shareholders of a particular portfolio would be entitled to receive the assets available for distribution belonging to such portfolio, and a proportionate distribution, based upon the relative net asset values of the Company's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a portfolio are entitled to participate in the net distributable assets of the particular portfolio involved on liquidation, based on the number of shares of the portfolio that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of the Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, and only Class B shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan. Further, shareholders of all of the funds of the Company, as well as those of any other fund now or hereafter offered by the Company, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

     Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

     Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the

Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                               OTHER INFORMATION

     Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.

     Control Persons and Principal Holders of Securities. As of June 1, 2000, the following persons were beneficial owners of 5% of more of the outstanding shares of the Fund because they possessed voting or investment power with respect to such shares:

                                                                     Percent of
                                                                   Total Shares
Name of Fund - Class      Name and Address                          Outstanding
--------------------      ----------------                          -----------
Class A                   Bradley D. Host                               27.112%
                          Laura W. Host
                          639 Pieritos
                          Birmingham, MI 48009-4635

                          State Street Bank & Trust Co.                  6.318%
                          FBO Richard Smith
                          1500 Henrietta
                          Birmingham, MI 48009

                          Richard C. Smith                               5.689%
                          Mary C. Smith JTROWS
                          1500 Henrietta
                          Birmingham, MI 48009

                          Merrill Lynch Pierce Fenner & Smith            5.185%
                          FBO The sole benefit of its customers
                          4800 Deer Lake Dr. East 2nd Floor
                          Jacksonville, FL 32246-6484

Class B                   Merrill Lynch Pierce Fenner & Smith           28.397%
                          FBO The sole benefit of its customers
                          4800 Deer Lake Dr. East 2nd Floor
                          Jacksonville, FL 32246-6484

     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of the Fund or investment portfolio means the lesser of (a) 67% of the shares of the Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of the Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund or portfolio.

                            REGISTRATION STATEMENT

     This SAI and the Funds' Prospectuses do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in the Fund's Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                             FINANCIAL STATEMENTS

     The financial statements of the Fund, including the notes thereto, dated June 30, 1999 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Funds dated as of June 30, 1999. Such financial statements are included or incorporated by reference herein in reliance upon Ernst & Young LLP's report given upon the authority of such firm as experts in accounting and auditing. The financial statement of the Fund, including the notes thereto, dated December 31, 1999 are unaudited and are incorporated by reference into this SAI from the Semi-Annual Report of the Fund dated as of December 31, 1999.

                                  APPENDIX A
                                  ----------

- Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa":
          Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":
          Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":
          Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":
          Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":
          Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":
          Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":
          Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA":
          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":
          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":
          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB", "B" and "CCC":

          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more suspectible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                  APPENDIX B

     As stated in the Prospectus, the Underlying Funds may enter into certain futures transactions and options for hedging purposes. The Underlying Funds may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I. Interest Rate Futures Contracts
   -------------------------------

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     -----------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale.  The Funds would engage in an interest
     --------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase.  The Funds would engage in an
     ------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II. Index Futures Contracts
    -----------------------

     General.  A bond index assigns relative values of the bonds included in the
     -------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions.  The following are examples
     --------------------------------------------
of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future Hedge Objective: Protect Against Increasing Price

Portfolio Futures
-----------------

                                                            -Day Hedge is Placed-
Anticipate buying $62,500 in Equity Securities
                                                            Buying 1 Index Futures at 125
                                                            Value of Futures = $62,500/Contract

                                                            -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000

Increase in Purchase Price = $2,500
                                                            Sell 1 Index Futures at 130
                                                            Value of Futures = $65,000/Contract
                                                            Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future Hedge Objective: Protect Against Declining Value of the Portfolio

Factors:
--------

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =$62,500
Portfolio Beta Relative to the Index = 1.0

Portfolio Futures
-----------------

                                                            -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities
                                                            Sell 16 Index Futures at 125
                                                            Value of Futures = $1,000,000

                                                            -Day Hedge is Lifted-
Equity Securities - Own Stock
Loss in Portfolio Value = $40,000
                                                            Buy 16 Index Futures at 120 with Value =
                                                            $960,000
                                                            Value of Futures = $960,000
                                                            Gain on Futures = $40,000

III. Margin Payments
     ---------------

       Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all
contractual obligations have been satisfied.   Subsequent payments, called
variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV. Risks of Transactions in Futures Contracts
    ------------------------------------------

      There are several risks in connection with the use of futures by the Underlying Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurrs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

      Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

      In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

      In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

      Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V. Options on Futures Contracts
   ----------------------------

     The Underlying Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI. Currency Transactions
    ---------------------

     The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar.
Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII. Options.
     -------

       The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see currencies transactions above.

       A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

       The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Underlying Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

       Effecting a closing transaction in the case of a written call option will permit the Underlying Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Underlying Fund investments. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

       The Underlying Funds may write options in connection with buy-and-write transactions; that is, the Underlying Funds may purchase a security and then write a call option against that security. The exercise price of the call the Underlying Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Underlying Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

       In the case of writing a call option on a security, the option is "covered" if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Underlying Fund or the Underlying Fund's custodian upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Underlying Fund or the Underlying Fund's custodian. Each of the Underlying Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Underlying Funds will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Underlying Fund or the Underlying Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Underlying Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Underlying Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     Each of the Underlying Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Underlying Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When an Underlying Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Underlying Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Underlying Fund enters into a closing sale transaction on an option purchased by it, the Underlying Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Underlying Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that an Underlying Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

        In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ( an "Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

        Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

VIII. Other Matters
      -------------

        Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                      Munder All-Season Conservative Fund
                        Munder All-Season Moderate Fund

                               480 Pierce Street
                           Birmingham, Michigan 48009
                            Telephone (800) 438-5789

                      STATEMENT OF ADDITIONAL INFORMATION

                               June 29, 2000

     This Statement of Additional Information ("SAI"), which has been filed with the Securities and Exchange Commission (the "SEC"), provides supplementary information pertaining to the Class A, Class B, and Class Y shares representing interests in the Munder All-Season Conservative Fund (the "Conservative Fund") and the Munder All-Season Moderate Fund (the "Moderate Fund") (each a "Fund," collectively the "Funds"). The Funds are two diversified series of shares issued by The Munder Funds, Inc. (the "Company"), an open-end management investment company. Each Fund seeks its investment objective by investing in a portfolio of mutual funds (the "Underlying Funds") offered by the Company, The Munder Framlington Funds Trust ("Framlington"), The Munder Funds Trust (the "Trust") and St. Clair Funds, Inc. ("St. Clair"). This SAI is not a prospectus, and should be read only in conjunction with the Funds' Prospectus dated June 29, 2000. The contents of this SAI are incorporated by reference in the Prospectus in their entirety. A copy of the Prospectus may be obtained through Funds Distributor, Inc. (the "Distributor"), or by calling (800) 438-5789. The financial statements for the Company including the notes thereto, dated June 30, 1999 and the unaudited financial statements for the Company dated December 31, 1999 are incorporated by reference into this SAI from the annual and semi-annual reports of the Company.

     An investment in a Fund or the Underlying Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

                               TABLE OF CONTENTS

                                                                                    Page
                                                                                    ----
History and General Information...................................................     3
Fund Investments..................................................................     3
Risk Factors and Special Considerations--Institutional S&P 500 Index Equity Fund..    17
Investment Limitations............................................................    19
Temporary Defensive Position......................................................    20
Management of the Funds...........................................................    20
Investment Advisory and Other Service Arrangements................................    24
Code of Ethics....................................................................    28
Portfolio Transactions............................................................    28
Additional Purchase and Redemption Information....................................    29
Net Asset Value...................................................................    31
Performance Information...........................................................    31
Taxes.............................................................................    33
Additional Information Concerning Shares..........................................    36
Other Information.................................................................    37
Registration Statement............................................................    37
Financial Statements..............................................................    38
Appendix A........................................................................   A-1
Appendix B........................................................................   B-1

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectuses in connection with the offering made by the Prospectuses and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or the Distributor. The Prospectuses do not constitute an offering by the Funds or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                        HISTORY AND GENERAL INFORMATION

     The Company was organized as a Maryland corporation on November 18, 1992 and is registered under the Investment Company Act of 1940 as an open-end management investment company. The Munder All-Season Conservative Fund and Munder All-Season Moderate Fund were formerly known as Munder All-Season Maintenance Fund and Munder All-Season Development Fund, respectively. The Funds operate as two diversified series of shares issued by the Company. The Company's principal office is located at 480 Pierce Street, Birmingham, Michigan 48009 and its telephone number is (800) 438-5789.

     As stated in each Prospectus, the investment advisor of each Fund, and each of the Underlying Funds (other than the Institutional S&P 500 Index Equity Fund and the International Equity Fund), is Munder Capital Management (the "Advisor"). The investment advisor for the Institutional S&P 500 Index Equity Fund and the International Equity Fund is World Asset Management ("World"), a Delaware limited liability company. World is a wholly-owned subsidiary of the Advisor. The principal partners of the Advisor are Munder Group LLC, WAM Holdings, Inc. ("WAM") and WAM Holdings II, Inc. ("WAM II"). WAM and WAM II are indirect, wholly owned subsidiaries of Comerica Incorporated which owns or controls approximately 95% of the partnership interests in the Advisor.

     Framlington Overseas Investment Management Limited serves as sub-advisor ("Sub-Advisor") to the Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and the Framlington International Growth Fund, (collectively, the "Framlington Funds"), which are the four series of Framlington. The Sub-Advisor is a subsidiary of Framlington Group Limited, incorporated in England and Wales which, through its subsidiaries, provides a wide range of investment services. Framlington Group Limited is a wholly-owned subsidiary of Framlington Holdings Limited which is, in turn, owned 49% by the Advisor and 51% by Credit Commercial de France S.A., a French banking corporation listed on the Societe des Bourses Francaises.

     Capitalized terms used in this SAI and not otherwise defined have the same meanings as are given to them in the Prospectuses.

     Assets of the Funds will be allocated among the Underlying Funds within the ranges set forth in the Prospectuses. In addition, each Fund may hold cash, and may invest cash balances in repurchase agreements and other money market instruments in an amount to meet redemptions or for day-to-day operating expenses

                       INVESTMENT OBJECTIVES AND POLICIES

     The Conservative Fund seeks to provide current income, with capital appreciation as a secondary objective. The Fund seeks to achieve its objectives by concentrating its investments in Underlying Funds that invest primarily in fixed income securities.

     The Moderate Fund seeks to provide high total return through capital appreciation and current income. The Fund seeks to achieve its objective by concentrating its investments in Underlying Funds that invest primarily in equity securities and fixed income securities.


                                FUND INVESTMENTS

     The following supplements the information contained in each Prospectus concerning the investment objectives and policies of the Underlying Funds. With the exception of Multi-Season Growth Fund and Real Estate Equity Investment Fund, each Underlying Fund's investment objective is a non-fundamental policy and may be changed without authorization of the holders of a majority of such Underlying Fund's outstanding shares. There can be no assurance that a Fund will achieve its objective. A description of applicable credit ratings is set forth in Appendix A to this SAI. For purposes of this SAI, the Focus Growth Fund, Future Technology Fund, Equity Income Fund, Growth Opportunities Fund, Institutional S&P 500 Index Equity Fund, International Equity Fund, International NetNet Fund, Micro-Cap Equity Fund, Multi-Season Growth Fund

(the "Multi-Season Fund"), NetNet Fund, Real Estate Equity Investment Fund (the "Real Estate Fund"), Small-Cap Value Fund, Small Company Growth Fund and the Framlington Funds are referred to as the "Equity Funds." The Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund are referred to as the "Fixed Income Funds." The Cash Investment Fund, Institutional Money Market Fund and U.S. Treasury Money Market Fund are referred to as the "Money Market Funds." If you require more detailed information about an Underlying Fund, please call the Distributor at (800) 438-5789 to obtain the complete prospectus and statement of additional information for that fund.

     Borrowing. The Underlying Funds are authorized to borrow money in amounts up to 5% of the value of their total assets at the time of such borrowings for temporary purposes, and are authorized to borrow money in excess of the 5% limit as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Underlying Funds to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Underlying Funds may be required to sell some of their portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Underlying Funds may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Underlying Funds may, in connection with permissible borrowings, transfer as collateral, securities owned by the Funds.

     Additionally, each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain in a segregated account, cash, U.S. Government securities or other liquid portfolio securities of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Foreign Securities. Each Equity Fund (except NetNet Fund, Real Estate Fund, International Equity Fund, Framlington Emerging Markets Fund, Framlington Global Financial Services Fund, Framlington Healthcare Fund and Framlington International Growth Fund), each Fixed Income Fund (except International Bond
Fund), each of the Cash Investment Fund and the Institutional Money Market Fund may invest up to 25% of its assets in foreign securities. Under normal market conditions, the International Equity Fund, Framlington International Growth Fund and International Bond Fund each will invest at least 65% of its assets in securities of issuers located in at least three other countries, one of which may be the United States. Framlington Global Financial Services Fund will invest at least 65% of its assets in securities of issuers located in at least three countries other than the United States. The Framlington Emerging Markets Fund will invest at least 65% of its assets in companies in emerging market countries. There is no limit on the Framlington Healthcare Fund's investments in foreign securities. The Future Technology Fund, International NetNet Fund, Multi-Season Fund and the NetNet Fund typically will only purchase foreign securities which are represented by American Depositary Receipts ("ADRs") listed on a domestic securities exchange or included in the NASDAQ National Market System, or foreign securities listed directly on a domestic securities exchange or included in the NASDAQ National Market System. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying foreign securities. Certain institutions issuing ADRs may not be sponsored by the issuer. A non-sponsored depositary may not provide the same shareholder information that a sponsored depositary is required to provide under its contractual arrangements with the issuer.

     The International Bond Fund will primarily invest in foreign debt obligations denominated in foreign currencies, including the European Currency Unit ("ECU"), which are issued by foreign governments and governmental agencies, instrumentalities or political subdivisions; debt securities issued or guaranteed by supranational organizations (as defined below); corporate debt securities; bank or bank holding company debt securities and other debt securities including those convertible into foreign stock. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase volatility in world markets and affect European markets in particular.

     For the purposes of the 65% minimum with respect to the International Bond Fund's designation as an international bond fund, the securities described in this paragraph are considered "international bonds."

     Income and gains on foreign securities may be subject to foreign withholding taxes. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less trading volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and less regulation of stock exchanges, brokers, and listed companies than in the United States. Such concerns are particularly heightened for emerging markets and Eastern European countries.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict an Underlying Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interest; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, an Underlying Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial rather than their actual market values and they may be adverse to an Underlying Fund.

     The Advisor, World or the Sub-Advisor endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when an Underlying Fund changes investments from one country to another or when proceeds of the sale of Fund shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent an Underlying Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. Certain European currencies are being converted into the Euro. This conversion, which is under way, is scheduled to be completed in the year 2002. However, problems with the conversion process and delays could increase the volatility in world markets and affect European markets in particular. There is the possibility of expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments that could affect investments in securities of issuers in foreign nations.

     Foreign securities markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of an Underlying Fund are uninvested and no return is earned thereon. The inability of an Underlying Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to an Underlying Fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

     An Underlying Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Changes in foreign currency exchange rates will influence values within an Underlying Fund from the perspective of U.S. investors, and may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by a Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The Advisor, World or the Sub-Advisor will attempt to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where, from time to time, it places a Fund's investments.

     The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     Forward Currency Transactions. In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency, the Equity Funds (excluding the Real Estate Fund), and the Fixed Income Funds are authorized to enter into forward currency exchange contracts ("forward currency contracts"). These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow an Underlying Fund to establish a rate of currency exchange for a future point in time.

     When entering into a contract for the purchase or sale of a security, an Underlying Fund may enter into a forward currency contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

     When the Advisor, World or the Sub-Advisor anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, an Underlying Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency. Similarly, when the obligations held by an Underlying Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. An Underlying Fund will also incur costs in connection with forward currency contracts and conversions of foreign currencies and U.S. dollars.

     Cash or liquid securities equal to the amount of an Underlying Fund's assets that could be required to consummate forward contracts will be designated on the records of the Underlying Funds or those of the Underlying

Fund's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Underlying Fund. A forward contract to sell a foreign currency is "covered" if an Underlying Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the fund to buy the same currency at a price no higher than the fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if an Underlying Fund holds a forward contract (or call option) permitting the fund to sell the same currency at a price as high as or higher than the fund's price to buy the currency.

     Futures Contracts and Related Options. The Equity and Fixed Income Funds may purchase and sell futures contracts on interest-bearing securities or securities indices, and may purchase and sell call and put options on futures contracts. For a detailed description of futures contracts and related options, see Appendix B to this SAI.

     Illiquid Securities. Each of the Equity Funds and the Fixed Income Funds may invest up to 15%, and each of the Money Market Funds may invest up to 10%, of the value of its net assets (determined at time of acquisition) in securities that are illiquid. Illiquid securities would generally include securities for which there is a limited trading market, repurchase agreements and time deposits with notice/termination dates in excess of seven days, and certain securities that are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "Act"). If, after the time of acquisition, events cause this limit to be exceeded, the Underlying Fund will take steps to reduce the aggregate amount of illiquid securities as soon as reasonably practicable in accordance with the policies of the SEC.

     Each Underlying Fund (except U.S. Treasury Money Market Fund) may invest in commercial obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Act ("Section 4(2) paper").
An Underlying Fund may also purchase securities that are not registered under the Act, but which can be sold to qualified institutional buyers in accordance with Rule 144A under the Act, ("Rule 144A securities"). Section 4(2) paper is restricted as to disposition under the Federal securities laws, and generally is sold to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors through or with the assistance of the issuer or investment dealers which make a market in the Section 4(2) paper, thus providing liquidity. Rule 144A securities generally must be sold only to other qualified institutional buyers. If a particular investment in Section 4(2) paper or Rule 144A securities is not determined to be liquid, that investment will be included within the Underlying Fund's limitation on investment in illiquid securities. The Advisor, World or the Sub-Advisor will determine the liquidity of such investments pursuant to guidelines established by the Boards of Directors/Trustees. It is possible that unregistered securities purchased by the Underlying Fund in reliance upon Rule 144A could have the effect of increasing the level of the Underlying Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

     Interest Rate Swap Transactions. Each of the Fixed Income Funds may enter into interest rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to those Underlying Funds than if the Underlying Funds had invested directly in an instrument that yielded that desired return. Interest rate swap transactions involve the exchange by a Underlying Fund with another party of its commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Typically, the parties with which the Underlying Funds will enter into interest rate swap transactions will be brokers, dealers or other financial institutions known as "counterparties." Certain Federal income tax requirements may, however, limit the Underlying Funds' ability to engage in certain interest rate transactions. Gains from transaction in interest rate swaps distributed to shareholders of the Underlying Funds will be taxable as ordinary income or, in certain circumstances, as long-term capital gains to the shareholders.

     Each of the Underlying Funds' obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Each of the Fixed Income Funds' obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Underlying Fund). Accrued but unpaid net amounts owed to a swap counterparty will be covered by designating cash, U.S. Government securities or other high-grade debt securities on the books of the Underlying Fund's custodian, to avoid any potential leveraging of each of the Underlying Funds' portfolio.

     The Underlying Funds will not enter into any interest rate swap transaction unless the credit quality of the unsecured senior debt or the claims-paying ability of the other party to the transaction is rated in one of the highest four rating categories by at least one nationally-recognized statistical rating organization ("NRSRO") or is believed by the Advisor to be equivalent to that rating. If the other party to a transaction defaults, the Underlying Funds will have contractual remedies pursuant to the agreements related to the transactions.

     The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Advisor is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of each of the Underlying Funds would be lower than it would have been if interest rate swaps were not used. The swaps market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swaps market has become relatively liquid in comparison with other similar instruments traded in the interbank market. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fixed Income Funds' ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     Investment Company Securities. The Underlying Funds may invest in securities issued by other investment companies. As a shareholder of another investment company, an Underlying Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the expenses each Underlying Fund bears directly in connection with its own operations. Each Underlying Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Underlying Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Underlying Fund.

     Lending of Portfolio Securities. To enhance the return on its portfolio, each of the Underlying Funds may lend securities in its portfolio (subject to a limit of 25% of each Fund's total assets other than the Institutional Money Market Fund; and 33 1/3% of the Institutional Money Market Fund's total assets) to securities firms and financial institutions, provided that each loan is secured continuously by collateral in the form of cash, high quality money market instruments or short-term U.S. Government securities adjusted daily to have a market value at least equal to the current market value of the securities loaned. These loans are terminable at any time, and the Underlying Funds will receive any interest or dividends paid on the loaned securities. In addition, it is anticipated that an Underlying Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. The risk in lending portfolio securities, as with other extensions of credit, consists of the possibility of loss to a Fund due to (i) the inability of the borrower to return securities, (ii) a delay in recovery of the securities, or (iii) loss of rights in the collateral should the borrower fail financially. In determining whether the Underlying Funds will lend securities, the Advisor, World or the Sub-Advisor will consider all relevant facts and circumstances. The Underlying Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor, World or the Sub-Advisor has determined are creditworthy under guidelines established by the Boards of Directors/Trustees.

     Lower-Rated Debt Securities. It is expected that each Underlying Fund (other than the Institutional Money Market Fund, Institutional S&P 500 Index Equity Fund and Equity Income Fund) will invest not more than 5% of its total assets in securities that are rated below investment grade by Standard & Poor's Rating Service, a division of McGraw-Hill Companies, Inc. ("S&P") or Moody's Investor Services, Inc. ("Moody's"), or in comparable unrated securities. The Equity Income Fund may invest up to 20% of the value of its total assets in such securities. Such securities are also known as junk bonds. The yields on lower-rated debt and comparable unrated securities generally are higher than the yields available on higher-rated securities. However, investments in lower-rated debt and comparable unrated securities generally involve greater volatility of price and risk of loss of income and principal, including the possibility of default by or bankruptcy of the issuers of such securities. Lower-rated debt and comparable unrated securities (a) will likely have some quality and protective characteristics that, in the judgment of the rating organization, are outweighed by large uncertainties or major risk exposures to adverse conditions and (b) are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. Accordingly, it is possible that these types of factors could, in certain instances, reduce the value of securities held in each Underlying Fund's portfolio, with a commensurate effect on the value of each of the Fund's shares. Therefore, an investment in the Funds should not be considered as a complete investment program and may not be appropriate for all investors.

     While the market values of lower-rated debt and comparable unrated securities tend to react more to fluctuations in interest rate levels than the market values of higher-rated securities, the market values of certain lower-rated debt and comparable unrated securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, lower-rated debt securities and comparable unrated securities generally present a higher degree of credit risk. Issuers of lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. The Underlying Funds may incur additional expenses to the extent that they are required to seek recovery upon a default in the payment of principal or interest on their portfolio holdings. The existence of limited markets for lower-rated debt and comparable unrated securities may diminish each of the Underlying Fund's ability to (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

     Lower-rated debt securities and comparable unrated securities may have call or buy-back features that permit their issuers to call or repurchase the securities from their holders. If an issuer exercises these rights during periods of declining interest rates, the Underlying Funds may have to replace the security with a lower yielding security, thus resulting in a decreased return to the Funds. A description of applicable credit ratings is set forth in Appendix A of this SAI.

     Money Market Instruments. The Funds and the Underlying Funds may invest from time to time in "money market instruments," a term that includes, among other things, bank obligations, commercial paper, variable amount master demand notes and corporate bonds with remaining maturities of 397 days or less.

     Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. Although the Funds and the Underlying Funds will invest in obligations of foreign banks or foreign branches of U.S. banks only where the Advisor, World or the Sub-Advisor deems the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Investments by a Fund or an Underlying Fund in commercial paper will consist of issues rated at the time A-1 and/or P-1 by S&P or Moody's. In addition, the Funds and the Underlying Funds may acquire unrated commercial paper and corporate bonds that are determined by the Advisor, World or the Sub-Advisor at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund as previously described.

     The Funds and the Underlying Funds may also purchase variable amount master demand notes which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Although the notes are not normally traded and there may be no secondary market in the notes, an investor may demand payment of the principal of the instrument at any time. The notes are not typically rated by credit rating agencies, but issuers of variable amount master demand notes must satisfy the same criteria as set forth above for issuers of commercial paper. If an issuer of a variable amount master demand note defaulted on its payment obligation, an Underlying Fund might be unable to dispose of the note because of the absence of a secondary market and might, for this or other reasons, suffer a loss to the extent of the default. The Funds and the Underlying Funds invest in variable amount master notes only when the Advisor, World or the Sub-Advisor deems the investment to involve minimal credit risk.

     Mortgage-Related Securities. Subject to applicable credit criteria, each Fixed Income Fund and the Cash Investment Fund may purchase asset-backed securities (i.e., securities backed by mortgages, installment sales contracts, credit card receivables or other assets). There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by the Government National Mortgage Association ("GNMA") include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by the Federal National Mortgage Association ("FNMA") include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Municipal Obligations. Opinions relating to the validity of municipal obligations and to the exemption of interest thereon from regular Federal income tax are rendered by bond counsel or counsel to the respective issuers at the time of issuance. Neither the Trust, St. Clair nor the Advisor will review the proceedings relating to the issuance of municipal obligations or the bases for such opinions.

     An issuer's obligations under its municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal obligations may be materially adversely affected by litigation or other conditions.

     From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the Federal income tax exemption for interest on municipal obligations. For example, under the Tax Reform Act of 1986 interest on certain private activity bonds must be included in an investor's Federal alternative minimum taxable income, and corporate investors must include all tax-exempt interest in their Federal alternative minimum taxable income. The Trust cannot predict what legislation, if any, may be proposed in Congress in the future as regards the Federal income tax status of interest on municipal obligations in general, or which proposals, if any, might be enacted. In such an event the Board of Trustees would reevaluate the Fund's investment objective and policies and consider changes in its structure or possible dissolution.

     The Cash Investment Fund and the Institutional Money Market Fund each may, when deemed appropriate by the Advisor in light of the Underlying Fund's investment objective, invest in high quality municipal obligations issued by state and local governmental issuers, the interest on which may be taxable or tax-exempt for Federal income tax purposes, provided that such obligations carry yields that are competitive with those of other types of money market instruments of comparable quality. Neither the Cash Investment Fund nor the Institutional Money Market Fund expects to invest more than 5% of its net assets in such municipal obligations during the current fiscal year.

     Non-Domestic Bank Obligations. Non-domestic bank obligations include Eurodollar Certificates of Deposit ("ECDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Eurodollar Time Deposits ("ETDs"), which are U.S. U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or a foreign bank; Canadian Time Deposits ("CTDs"), which are essentially the same as ETDs except they are issued by Canadian offices of major Canadian banks; Schedule Bs which are obligations issued by Canadian branches of foreign or domestic banks; Yankee Certificates of Deposit ("Yankee CDs"), which are U.S. dollar-denominated certificates of deposit issued by a U.S. branch of a foreign bank and held in the United States; and Yankee Bankers' Acceptances ("Yankee BAs"), which are U.S. dollar-denominated bankers' acceptances issued by a U.S. branch of a foreign bank and held in the United States.

     Options. The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. For risks associated with options on foreign currencies, see Appendix B of this SAI.

     Real Estate Securities. The Real Estate Fund may invest without limit in shares of real estate investment trusts ("REITs"). The Equity Funds and the Balanced Fund may also invest in REITs. REITs pool investors' funds for investment primarily in income producing real estate or real estate loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 95% of it taxable income (other than net capital gains) for each taxable year. REITs can generally be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity REITs and Mortgage REITs. The Funds will not invest in real estate directly, but only in securities issued by real estate companies. However, the Funds may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants and changes in interest rates.

     In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for the beneficial tax treatment available to real estate investment trusts under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting investments.

     Repurchase Agreements. The Funds and the Underlying Funds may agree to purchase securities from financial institutions such as member banks of the Federal Reserve System, any foreign bank or any domestic or foreign broker/dealer that is recognized as a reporting government securities dealer, subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The Advisor, World or the Sub-Advisor will review and continuously monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain collateral in an amount that is greater than the repurchase price. Default by, or bankruptcy, of the seller would, however, expose a Fund to possible loss because of adverse market action or delays in connection with the disposition of underlying obligations except with respect to repurchase agreements secured by U.S. Government securities. With respect to the Money Market Funds, the securities held subject to a repurchase agreement may have stated maturities exceeding thirteen months, provided the repurchase agreement itself matures in 397 days or less.

     The repurchase price under repurchase agreements generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     Securities subject to repurchase agreements will be held, as applicable, by the Trust's, Framlington's or the Company's custodian in the Federal Reserve/Treasury book-entry system or by another authorized securities depositary. Repurchase agreements are considered to be loans by a Fund or Underlying Fund under the 1940 Act.

     Reverse Repurchase Agreements. Each Underlying Fund may borrow funds for temporary or emergency purposes by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by an Underlying Fund may decline below the repurchase price. An Underlying Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, an Underlying Fund will maintain cash, U.S. Government securities or other liquid high-grade securities designated on the books of the Underlying Fund's custodian an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

     Rights and Warrants. The Equity Funds may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of warrants involves the risk that an Underlying Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

     Short Sales. The Global Financial Services Fund may make short sales of securities. A short sale is a transaction in which the Underlying Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Underlying Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Underlying Fund may also sell securities that it owns or has the right to acquire at no additional cost but does not intend to deliver to the buyer, a practice known as selling short "against-the-box." The Underlying Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. The Underlying Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealers, usually cash, U.S. Government securities or other highly liquid securities similar to those borrowed. The Underlying Fund will also be required to deposit similar collateral with its custodian or custodian to the extent necessary so that the value of both collateral deposits in the aggregate is at all times equal to as least 100% of the current market value of the security sold short.

Depending on arrangements made with the broker-dealer from which it borrowed the security regarding payment over any received by the Underlying Fund on such security, the Fund may not received any payments (including interest) on its collateral deposited with such broker-dealer. The Underlying Fund will incur transaction costs, including interest expenses, in connection with opening, maintaining, and closing short sales.

     If the price of the security sold short increases between the time of the short sale and the time the Underlying Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Any gain is limited to the price at which it sold the security short; its potential loss is theoretically unlimited.

     Stand-by Commitments. The Cash Investment Fund and the Institutional Money Market Fund may enter into stand-by commitments with respect to municipal obligations held by it. Under a stand-by commitment, a dealer agrees to purchase at the Underlying Fund's option a specified municipal obligation at its amortized cost value to the Fund plus accrued interest, if any. Stand-by commitments may be exercisable by an Underlying Fund at any time before the maturity of the underlying municipal obligations and may be sold, transferred or assigned only with the instruments involved.

     The Trust and St. Clair expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Cash Investment Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for municipal obligations which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Underlying Fund will not exceed 1/2 of 1% of the value of the Underlying Fund's total assets calculated immediately after each stand-by commitment is acquired.

     The Cash Investment Fund and the Institutional Money Market Fund intend to enter into stand-by commitments only with dealers, banks and broker/dealers which, in the Advisor's opinion, present minimal credit risks. The acquisition of a stand-by commitment will not affect the valuation of the underlying municipal obligation. The actual stand-by commitment will be valued at zero in determining net asset value. Accordingly, where an Underlying Fund pays directly or indirectly for a stand-by commitment, its cost will be reflected as an unrealized loss for the period during which the commitment is held by an Underlying Fund and will be reflected in realized gain or loss when the commitment is exercised or expires.

     Stock Index Futures, Options on Stock and Bond Indices and Options on Stock and Bond Index Futures Contracts. The Equity and Fixed Income Funds (except the International Bond Fund) may purchase and sell stock index futures, options on stock and bond indices and options on stock and bond index futures contracts as a hedge against movements in the equity and bond markets. The International Bond Fund may purchase and sell options on bond index futures contracts as a hedge against movements in the bond markets.

     A stock index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of securities is made.

     Options on stock and bond indices are similar to options on specific securities, described above, except that, rather than the right to take or make delivery of the specific security at a specific price, an option on a stock or bond index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of that stock or bond index is greater than, in the case of a call option, or less than, in the case of a put option, the exercise price of the option. This amount of cash is equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike options on specific securities, all settlements of options on stock or bond indices are in cash, and gain or loss depends on general movements in the stocks included in the index rather than price movements in particular stocks.

     If the Advisor, World or the Sub-Advisor expects general stock or bond market prices to rise, it might purchase a stock index futures contract, or a call option on that index, as a hedge against an increase in prices of particular securities it ultimately wants to buy. If in fact the index does rise, the price of the particular securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Underlying Funds' futures contract or index option resulting from the increase in the index. If, on the other hand, the Advisor, World or the Sub-Advisor, as the case may be, expects general stock or bond market prices to decline, it might sell a futures contract, or purchase a put option, on the index. If that index does in fact decline, the value of some or all of the securities in the Underlying Funds' portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Underlying Funds' position in such futures contract or put option.

     The Underlying Funds (except the International Bond Fund) may purchase and write call and put options on stock index futures contracts and each such Underlying Fund and the International Bond Fund may purchase and write call and put options on bond index futures contracts. Each such Underlying Fund may use such options on futures contracts in connection with its hedging strategies in lieu of purchasing and selling the underlying futures or purchasing and writing options directly on the underlying securities or indices. For example, such Underlying Funds may purchase put options or write call options on stock and bond index futures (only bond index futures in the case of the International Bond Fund), rather than selling futures contracts, in anticipation of a decline in general stock or bond market prices or purchase call options or write put options on stock or bond index futures, rather than purchasing such futures, to hedge against possible increases in the price of securities which such Underlying Funds intend to purchase.

     In connection with transactions in stock or bond index futures, stock or bond index options and options on stock or bond index futures, such Underlying Funds will be required to deposit as "initial margin" an amount of cash and short-term U.S. Government securities equal to between 5% to 8% of the contract amount. Thereafter, subsequent payments (referred to as "variation margin") are made to and from the broker to reflect changes in the value of the option or futures contract. No such Underlying Fund may at any time commit more than 5% of its total assets to initial margin deposits on futures contracts, index options and options on futures contracts.

     Stripped Securities.   Certain Funds may acquire U.S. Government
obligations and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. Government obligations, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed principal payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are ostensibly owned by the bearer or holder), in trust on behalf of the owners. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. Government obligations for federal tax and securities purposes. The Company is not aware of any binding legislative, judicial or administrative authority on this issue.

     Only instruments which are stripped by the issuing agency will be considered U.S. Government obligations. Securities such as CATS and TIGRs which are stripped by their holder do not qualify as U.S. Government obligations.

     The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities." Under the STRIPS program, an Underlying Fund is able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

     In addition, the Fixed Income Funds may invest in stripped mortgage-backed securities ("SMBS"), which represent beneficial ownership interests in the principal distributions and/or the interest distributions on mortgage assets. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. One type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most common case, one class of SMBS will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). SMBS may be issued by FNMA or FHLMC.

     The original principal amount, if any, of each SMBS class represents the amount payable to the holder thereof over the life of such SMBS class from principal distributions of the underlying mortgage assets, which will be zero in the case of an IO class. Interest distributions allocable to a class of SMBS, if any, consist of interest at a specified rate on its principal amount, if any, or its notional principal amount in the case of an IO class. The notional principal amount is used solely for purposes of the determination of interest distributions and certain other rights of holders of such IO class and does not represent an interest in principal distributions of the mortgage assets.

     Yields on SMBS will be extremely sensitive to the prepayment experience on the underlying mortgage loans, and there are other associated risks. For IO classes of SMBS and SMBS that were purchased at prices exceeding their principal amounts there is a risk that an Underlying Fund may not fully recover its initial investment.

     The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgages is liquid may be made under guidelines and standards established by the Boards of Directors/Trustees. Such securities may be deemed liquid if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of an Underlying Fund's net asset value per share.

     Supranational Bank Obligations. Supranational banks are international banking institutions designed or supported by national governments to promote economic reconstruction, development or trade between nations (e.g., The World
Bank). Obligations of supranational banks may be supported by appropriated but unpaid commitments of their member countries and there is no assurance these commitments will be undertaken or met in the future.

     U.S. Government Obligations. The Funds and the Underlying Funds may purchase obligations issued or guaranteed by the U.S. Government and, except in the case of the U.S. Treasury Money Market Fund, U.S. Government agencies and instrumentalities. Obligations of certain agencies and instrumentalities of the U.S. Government, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Examples of the types of U.S. Government obligations that may be acquired by the Funds include U.S. Treasury Bills, Treasury Notes and Treasury Bonds and the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, FNMA, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, FHLMC, Federal Intermediate Credit Banks and Maritime Administration.

     Variable and Floating Rate Instruments. Debt instruments may be structured to have variable or floating interest rates. Variable and floating rate obligations purchased by an Underlying Fund may have stated maturities in excess of an Underlying Fund's maturity limitation if the Underlying Fund can demand payment of the principal of the instrument at least once during such period on not more than thirty days' notice (this demand feature is not required if the instrument is guaranteed by the U.S. Government or an agency thereof). These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates. The Advisor, World or the Sub-Advisor, as the case may be, will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to an Underlying Fund, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. The Money Market Funds will invest in variable and floating rate instruments only when the Advisor deems the investment to involve minimal credit risk.

     In determining average weighted portfolio maturity of the Underlying Funds, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next interest rate adjustment or the time the Underlying Fund involved can recover payment of principal as specified in the instrument. Variable rate U.S. Government obligations held by the Underlying Funds, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment.

     The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and an Underlying Fund could suffer a loss if the issuer defaulted or during periods that an Underlying Fund is not entitled to exercise its demand rights.

     Variable and floating rate instruments held by an Underlying Fund will be subject to the Fund's limitation on illiquid investments when the Fund may not demand payment of the principal amount within seven days absent a reliable trading market.

     Guaranteed Investment Contracts. The Fixed Income Funds, the Cash Investment Fund and the Institutional Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by U.S. insurance companies. Pursuant to such contracts, an Underlying Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Underlying Fund on a monthly basis interest which is based on an index (in most cases this index is expected to be the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate. A GIC is normally a general obligation of the issuing insurance company and not funded by a separate account. The purchase price paid for a GIC becomes part of the general assets of the insurance company, and the contract is paid from the company's general assets. An Underlying Fund will only purchase GICs from insurance companies which, at the time of purchase, have assets of $1 billion or more and meet quality and credit standards established by the Advisor pursuant to guidelines approved by the Boards of Directors/Trustees. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Therefore, GICs will normally be considered illiquid investments, and will be acquired subject to the limitation on illiquid investments.

     When-Issued Purchases and Forward Commitments (Delayed-Delivery Transactions). When-issued purchases and forward commitments (known as delayed-delivery transactions) are commitments by an Underlying Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Underlying Fund to lock-in a price or yield on a security, regardless of future changes in interest rates.

     When an Underlying Fund agrees to purchase securities on a when-issued or forward commitment basis, the Fund will designate cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the Underlying Fund will earmark portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to designate additional assets in order to ensure that the value of the account remains equal to the amount of the Underlying Fund's commitments.
It may be expected that the market value of the Underlying Fund's net assets will fluctuate to a greater degree when it designates portfolio securities to cover such purchase commitments than when it designates cash. Because an Underlying Fund's liquidity and ability to manage its portfolio might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Advisor, World or the Sub-Advisor expects that its commitments to purchase when-issued securities and forward commitments will not exceed 25% of the value of an Underlying Fund's total assets absent unusual market conditions.

     An Underlying Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, an Underlying Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Underlying Fund on the settlement date. In these cases the Underlying Fund may realize a taxable capital gain or loss.

     When an Underlying Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Underlying Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

     The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of an Underlying Fund starting on the day the Fund agrees to purchase the securities. The Underlying Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

     Yields and Ratings. The yields on certain obligations, including the money market instruments in which each Fund and Underlying Fund may invest (such as commercial paper and bank obligations), are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings of S&P, Moody's, Duff & Phelps Credit Rating Co., Thomson Bank Watch, Inc., and other (NRSROs) represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     With respect to each of the Money Market Funds, securities (other than U.S. Government securities) must be rated (generally, by at least two NRSROs) within the two highest rating categories assigned to short-term debt securities. In addition, each of the Cash Investment Fund and the Institutional Money Market Fund will not invest more than 5% of its total assets in securities rated in the second highest rating category by such NRSROs and will not invest more than 1%
of its total assets in such securities of any one issuer.   The Cash Investment
Fund and the Institutional Money Market Fund intend to limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) to not more than 5% of the Underlying Fund's total assets at the time of purchase, provided that the Underlying Fund may invest up to 25% of its total assets in the securities of any one issuer rated in the highest rating category by an NRSRO for a period of up to three business days. Unrated and certain single rated securities (other than U.S. Government securities) may be purchased by the Money Market Funds, but are subject to a determination by the Advisor, in accordance with procedures established by the Boards of Trustees and Directors, that the unrated and single rated securities are of comparable quality to the appropriate rated securities.

     Other. Subsequent to its purchase by an Underlying Fund, a rated security may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Underlying Fund. The Boards of Trustees and Directors, as applicable, or the Advisor, World or the Sub-Advisor, pursuant to guidelines established by the Boards, will consider such an event in determining whether the Underlying Fund involved should continue to hold the security in accordance with the interests of the Fund and applicable regulations of the SEC.

                   RISK FACTORS AND SPECIAL CONSIDERATIONS -
                    INSTITUTIONAL S&P 500 INDEX EQUITY FUND

     Traditional methods of fund investment management typically involve relatively frequent changes in a portfolio of securities on the basis of economic, financial and market analysis. Index funds such as the Institutional

S&P 500 Index Equity Fund are not managed in this manner. Instead, with the aid of a computer program, World purchases and sells securities for the Fund in an attempt to produce investment results that substantially duplicate the performance of the common stocks included in the S&P 500 Composite Stock Price Index ("S&P 500"), taking into account redemptions, sales of additional Fund shares, and other adjustments as described below.

     The Fund does not expect to hold, at any particular time, all of the stocks included in the S&P 500. World believes, however, that through the application of capitalization weighing and sector balancing techniques it will be able to construct and maintain the Fund's investment portfolio so that it reasonably tracks the performance of the S&P 500. World will compare the industry sector diversification of the stocks the Fund would acquire solely on the basis of their weighted capitalizations with the industry sector diversification of all issuers included in the S&P 500. This comparison is made because World believes that, unless the Fund holds all stocks included in the S&P 500, the selection of stocks for purchase by the Fund solely on the basis of their weighted market capitalizations would tend to place heavier concentration in certain industry sectors that are dominated by the larger corporations, such as communications, automobile, oil and energy. As a result, events disproportionately affecting such industries could affect the performance of the Fund differently than the performance of the S&P 500. Conversely, if smaller companies were not purchased by the Fund, the representation of industries included in the S&P 500 that are not dominated by the most heavily market-capitalized companies would be reduced or eliminated.

     For these reasons, World will identify the sectors which are (or, except for sector balancing, would be) most underrepresented in the Fund's portfolio and will purchase balancing securities in these sectors until the portfolio's sector weightings closely match those of the S&P 500. This process continues until the portfolio is fully invested (except for cash holdings).

     Redemptions of a substantial number of shares of the Fund could reduce the number of issuers represented in the Fund's investment portfolio, which could, in turn, adversely affect the accuracy with which the Fund tracks the performance of the S&P 500.

     If an issuer drops in ranking, or is eliminated entirely from the S&P 500, World may be required to sell some or all of the common stock of such issuer then held by the Fund. Such sales of portfolio securities may be made at times when, if World were not required to effect purchases and sales of portfolio securities in accordance with the S&P 500, such securities might not be sold. These sales may result in lower prices for such securities than may have been realized or in losses that may not have been incurred if World were not required to effect the purchases and sales. The failure of an issuer to declare or pay dividends, the institution against an issuer of potentially materially adverse legal proceedings, the existence or threat of defaults materially and adversely affecting an issuer's future declaration and payment of dividends, or the existence of other materially adverse credit factors will not necessarily be the basis for the disposition of portfolio securities, unless such event causes the issuer to be eliminated entirely from the S&P 500. However, although World does not intend to screen securities for investment by the Fund by traditional methods of financial and market analysis, World will monitor the Fund's investment with a view towards removing stocks of companies which exhibit extreme financial distress or which may impair for any reason the Fund's ability to achieve its investment objective.

     The Fund will invest primarily in the common stocks that constitute the S&P 500 in accordance with their relative capitalization and sector weightings as described above. It is possible, however, that the Fund will from time to time receive, as part of a "spin-off" or other corporate reorganization of an issuer included in the S&P 500, securities that are themselves outside the S&P 500. Such securities will be disposed of by the Fund in due course consistent with the Fund's investment objective.

     In addition, the Fund may invest in Standard & Poor's Depository Receipts ("SPDRs"). SPDRs are securities that represent ownership in the SPDR Trust, a long-term unit investment trust which is intended to provide investment results that generally correspond to the price and yield performance of the S&P 500. SPDR holders are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities in the SPDR Trust, net of certain fees and expenses charged to the Trust. Because of these fees and expenses, the dividend yield for SPDRs may be less than that of the S&P 500. SPDRs are traded on the American Stock Exchange.

     The Fund may also purchase put and call options on the S&P 500 and S&P 100 stock indices, which are traded on national securities exchanges. In addition, the Fund may enter into transactions involving futures contracts (and futures options) on these two stock indices and may purchase securities of other investment companies that are structured to seek a similar correlation to the S&P 500. These transactions are effected in an effort to have fuller exposure to price movements in the S&P 500 pending investment of purchase orders or while maintaining liquidity to meet potential shareholder redemptions. Transactions in option and stock index futures contracts may be desirable to hedge against a price movement in the S&P 500 at times when the Fund is not fully invested in stocks that are included in the S&P 500. For example, by purchasing a futures contract, the Fund may be able to reduce the potential that cash inflows will disrupt its ability to track the S&P 500, since the futures contracts may serve as a temporary substitute for stocks which may then be purchased in an orderly fashion. Similarly, because futures contracts only require a small initial margin deposit, the Fund may be able, as an effective matter, to be fully invested in the S&P 500 while keeping a cash reserve to meet potential redemptions. See Appendix B to this SAI.

     Disclaimer. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Ratings Service, a division of McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Institutional S&P 500 Index Equity Fund or any member of the public regarding the advisability of investing in securities generally or in the Institutional S&P 500 Index Equity Fund particularly or the ability of the S&P 500 Index to trace general stock market performance. S&P's only relationship to the Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Trust or the Institutional S&P 500 Index Equity Fund. S&P has no obligation to take the needs of the Trust or the owners of the Institutional S&P 500 Index Equity Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Institutional S&P 500 Index Equity Fund or the timing of the issuance or sale of the Institutional S&P 500 Index Equity Fund or in the determination or calculation of the equation by which the Institutional S&P 500 Index Equity Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Institutional S&P 500 Index Equity Fund.

     S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Trust, owners of the Institutional S&P 500 Index Equity Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability of fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

     "Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500", and "500" are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Trust. The Institutional S&P 500 Index Equity Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Institutional S&P 500 Index Equity Fund.

                             INVESTMENT LIMITATIONS

     Each Fund is subject to the investment limitations enumerated in this section which may be changed with respect to a particular Fund only by a vote of the holders of a majority of such Fund's outstanding shares (as defined under "Miscellaneous -- Shareholder Approvals").

No Fund may:

     1. Invest more than 25% of its total assets in any one industry (securities issued or guaranteed by the United States Government, its agencies or instrumentalities are not considered to represent industries); this limitation does not apply to investment by the Funds in investment companies;

     2. With respect to 75% of the Fund's assets invest more than 5% of the Fund's assets (taken at market value at the time of purchase) in the outstanding securities of any single issuer or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued by other investment companies or securities issued or guaranteed by the United States Government, its agencies or instrumentalities;

     3. Borrow money or enter into reverse repurchase agreements except that the Funds may (i) borrow money or enter into reverse repurchase agreements for temporary purposes in amounts not exceeding 5% of its total assets and (ii) borrow money to meet redemption requests, in amounts (when aggregated with amounts borrowed under clause (i)) not exceeding 33 1/3% of its total assets;

     4.   Issue any senior security (as defined in Section 18(f) of the 1940
          Act) except as permitted under the 1940 Act;

     5. Make loans of securities to other persons in excess of 25% of a Fund's total assets; provided the Funds may invest without limitation in short-term debt obligations (including repurchase agreements) and publicly distributed debt obligations;

     6. Underwrite securities of other issuers, except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities; or

     7. Purchase or sell real estate or any interest therein, including interests in real estate limited partnerships, except securities issued by companies (including real estate investment trusts) that invest in real estate or interests therein.

     Additional investment restrictions adopted by each Fund, which may be changed by the Board of Directors of the Company without shareholder vote, provide that a Fund may not invest more than 15% of its net assets (taken at market value at the time of purchase) in securities which cannot be readily resold because of legal or contractual restrictions and which are not otherwise marketable.

     If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                          TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, each Underlying Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and other short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term.

                            MANAGEMENT OF THE FUNDS

                            DIRECTORS AND OFFICERS

The directors and executive officers of the Company, and their business addresses, ages and principal occupations during the past five years, are:

                                    Positions                           Principal Occupation
Name, Address and Age               With Company+                       During Past Five Years
---------------------               -------------                       ----------------------
Charles W. Elliott                  Director and Chairman of the        Senior Advisor to the President,
1024 Essex Circle                   Board of Directors                  Western Michigan University (since
Kalamazoo, MI 49008                                                     July 1995 through December 1998);
DOB: 1/7/32                                                             Executive Vice President,
                                                                        Administration & Chief Financial
                                                                        Officer, Kellogg Company (January
                                                                        1987 through June 1995).  Board of
                                                                        Directors, Steelcase Financial
                                                                        Corporation.

John Rakolta, Jr.                   Director and Vice Chairman of       Chairman and Chief Executive
1876 Rathmor                        the Board of Directors              Officer, Walbridge Aldinger
Bloomfield Hills, MI 48304                                              Company (construction company).
DOB: 5/26/47

Thomas B. Bender                    Director                            Director, Disciplined Growth
5033 Wood Ridge Road                                                    Investors (investment management
Glen Arbor, MI 49636                                                    firm since December 1999);
DOB: 7/14/33                                                            Partner, Financial & Investment
                                                                        Management Group (April 1991 to
                                                                        December 1999).

David J. Brophy                     Director                            Professor, University of Michigan.
1025 Martin Place                                                       Director, River Place Financial
Ann Arbor, MI 48104                                                     Corporation.
DOB: 8/7/36

Dr. Joseph E. Champagne             Director                            Dean, University Center, Macomb
319 East Snell Road                                                     College (since September 1997);
Rochester, MI 48306                                                     Corporate and Executive Consultant
DOB: 5/19/39                                                            (since September 1993);
                                                                        Chancellor, Lamar University
                                                                        (September 1994 to September
                                                                        1995); Chairman of Board of
                                                                        Directors, Ross Controls of Troy,
                                                                        Michigan.

Thomas D. Eckert                    Director                            President and Chief Executive
10726 Falls Pointe Drive                                                Officer, Capital Automotive REIT
Great Falls, VA 22066                                                   (real estate investment trust
DOB: 1/26/39                                                            specializing in retail automotive
                                                                        properties) (since November 1997);
                                                                        President, Mid-Atlantic Region of
                                                                        Pulte Home Corporation (developer
                                                                        of residential land and
                                                                        construction of housing units)
                                                                        (1983 to 1997). Director, Celotex
                                                                        Corporation (a building products
                                                                        manufacturer).

Michael Monohan                     Vice President                      Chairman of the Advisor (January
480 Pierce Street                                                       2000 to present); Chief Executive
Suite 300                                                               Officer of the Advisor (October
Birmingham, MI 48009                                                    1999 to December 1999); President
DOB: 1/26/39                                                            of Monhan Enterprises, LLC
                                                                        (consulting company) (June 1999 to
                                                                        present); president of Comerica
                                                                        Incorporated (1994 to June 1999).

Elyse G. Essick                     Vice President                      Vice President and Director of
480 Pierce Street                                                       Communications and Client Services
Suite 300                                                               of the Advisor (since January
Birmingham, MI 48009                                                    1995).
DOB: 4/6/58

James C. Robinson                   President                           Chief Executive Officer of the
480 Pierce Street                                                       Advisor (January 2000 to present);
Suite 300                                                               Executive Vice President of the
Birmingham, MI 48009                                                    Advisor (February 1998 to December
DOB: 4/24/61                                                            1999); and Chief Investment
                                                                        Officer/Fixed Income of the
                                                                        Advisor (since January 1995 to
                                                                        December 1999).

Leonard J. Barr                     Vice President                      Vice President and Director of
480 Pierce Street                                                       Core Equity Research of the
Suite 300                                                               Advisor (since January 1995 );
Birmingham, MI 48009                                                    Director and Senior Vice
DOB: 6/16/44                                                            President, Old MCM (since 1988);
                                                                        Director of LPM (since June 1994).

Therese Hogan                       Assistant Secretary                 Director, State Regulation
101 Federal Street                                                      Department, PFPC Inc. (formerly
Boston, MA 02110                                                        First Data Investor Services
DOB: 2/27/62                                                            Group) (since June 1994).

Libby Wilson                        Assistant Secretary                 Director of Mutual Fund Operations
480 Pierce Street                                                       of the Advisor (since July 1999);
Suite 300                                                               Global Portfolio Client Associate
Birmingham, MI 48009                                                    of Invesco Global Asset Management
DOB: 2/24/69                                                            (investment advisor) (March 1999
                                                                        to July 1999); Manager of Mutual
                                                                        Funds Operations of the Advisor
                                                                        (May 1996 to March 1999);
                                                                        Administrator of Mutual Funds
                                                                        Operations of the Advisor (March
                                                                        1993 to May 1996).

Bradford E. Smith                   Assistant Treasurer                 Manager of Mutual Fund Operatons
480 Pierce Street                                                       of the Advisor (March 2000 to
Suite 300                                                               present; Administrator of Mutual
Birmingham, MI 48009                                                    Fund Operations of the Advisor
DOB: 4/19/72                                                            (August 1999 to February 2000);
                                                                        Assistant Vice President, Madison
                                                                        Mosiac Funds, LLC (advisor to the
                                                                        Mosiac Funds) (September 1998 -
                                                                        July 1999); Assistant Director of
                                                                        Shareholder Services, Madison
                                                                        Mosiac, LLC (april 1997 to August
                                                                        1998); Cash Manager, GIT Funds
                                                                        (n.k.a. Mosiac Funds); June 1996
                                                                        to March 1997); and Registered
                                                                        Representative. GIT Investment
                                                                        Services, Inc. (January 1995 to
                                                                        May 1996.)

Mary Ann Shumaker                   Assistant Secretary                 Associate General Counsel of the
480 Pierce Street                                                       Advisor (since July 1997); and
Suite 300                                                               Counsel, Miro Weiner & Kramer (law
Birmingham, MI 48009                                                    firm) (1991 to 1997).
DOB: 7/31/54

---------------
+ Individual holds same position with the Trust, Framlington and St. Clair.

     Directors of the Company receive an aggregate fee from the Company, the Trust, Framlington and St. Clair for service on those organizations respective Boards comprised of an annual retainer fee of $35,000, and a fee of $3,500 for each Board meeting attended; and are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

     The following table summarizes the compensation paid by the Trust, Framlington, the Company and St. Clair to their respective Directors/Trustees for the year ended June 30, 1999.

--------------------------------------------------------------------------------------------------------------------------
                            Charles W. Elliot    John Rakolta, Jr.    Thomas B.    David J.    Dr. Joseph E.     Thomas D.
                                 Chairman          Vice Chairman       Bender       Brophy       Champagne         Eckert
--------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from the Company                   $ 8,908             $ 8,908        $ 8,908       $ 8,908       $ 8,908         $ 8,908
(comprised of 15 funds)
--------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from the Trust                     $29,448             $29,448        $29,448       $29,448       $29,448         $29,448
(comprised of 14 funds)
--------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from Framlington                   $   713             $   713        $   713       $   713       $   713         $   713
(comprised of 4 funds)
--------------------------------------------------------------------------------------------------------------------------
Aggregate Compensation
from St. Clair                     $   931             $   931        $   931       $   931       $   931         $   931
(comprised of 11 funds)
--------------------------------------------------------------------------------------------------------------------------
Pension Retirement
Benefits Accrued as
Part of Fund Expenses               None                 None           None          None          None            None
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                            Charles W. Elliot    John Rakolta, Jr.    Thomas B.    David J.    Dr. Joseph E.     Thomas D.
                                 Chairman          Vice Chairman       Bender       Brophy       Champagne         Eckert
--------------------------------------------------------------------------------------------------------------------------
Estimated Annual
Benefits upon Retirement          None                 None              None        None          None            None
------------------------------------------------------------------------------------------------------------------------
Total from the Fund
Complex                          $40,000             $40,000           $40,000     $40,000       $40,000         $40,000
------------------------------------------------------------------------------------------------------------------------

     No officer, director or employee of the Advisor, Comerica Incorporated ("Comerica"), the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Company. As of June 1, 2000, the Directors and officers of the Company, as a group, owned less than 1% of all classes of outstanding shares of the Funds of the Company.

     The initial sales charge on Class A shares of the Funds of the Company, the Trust and Framlington will be waived for full-time employees and retired employees of the Advisor and individuals with an investment account or relationship with the Advisor.

               INVESTMENT ADVISORY AND OTHER SERVICE ARRANGEMENTS

     Investment Advisor. The Advisor of each Fund is Munder Capital Management, a Delaware general partnership. The Advisor replaced Woodbridge Capital Management, Inc. ("Woodbridge") as investment advisor to the investment portfolios of the Company and replaced Munder Capital Management, Inc. as the investment advisor to the investment portfolios of the Company on January 31, 1995, upon the closing agreement (the "Joint Venture Agreement") among Old MCM Inc., Comerica, Woodbridge and WAM, pursuant to which Old MCM, Inc. contributed its investment advisory business and Comerica contributed the investment advisor business of its indirect subsidiaries, Woodbridge and World Asset Management, to the Advisor. The general partners of the Advisor are WAM, WAM II and Munder Group LLC. WAM and WAM II are wholly-owned subsidiaries of Comerica Bank - Detroit, which in turn. is a wholly-owned subsidiary of Comerica Incorporated, a publicly-held bank holding company.

     The Funds have entered into an Investment Advisory Agreement (the "Advisory Agreement") with the Advisor which have been approved by the shareholders of the Funds.

     The Advisory Agreement will continue in effect for a period of two years from its effective date. If not sooner terminated, the Advisory Agreement will continue in effect for successive one year periods thereafter, provided that each continuance is specifically approved annually by (a) the vote of a majority of the Board of Directors who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act), cast in person at a meeting called for the purpose of voting on approval, and (b) either (i) the vote of a majority of the outstanding voting securities of the affected Fund, or (ii) the vote of a majority of the Board of Directors. The Advisory Agreement is terminable with respect to a Fund by vote of the Board of Directors, or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days' written notice to the Advisor. The Advisor may also terminate its advisory relationship with respect to a Fund without penalty on 90 days' written notice to the Company. Each Advisory Agreement terminates automatically in the event of its assignment (as defined in the 1940
Act).

     Under the terms of the Advisory Agreement, the Advisor furnishes continuing investment supervision to the Funds and is responsible for the management of the Funds' portfolios. The responsibility for making decisions to buy, sell or hold a particular security rests with the Advisor, subject to review by the Company's Board of Directors. For the advisory services provided to the Funds and expenses assumed by it, the Advisor has agreed to a fee from each Fund, computed daily and payable monthly on a separate Fund-by-Fund basis, at an annual rate of .35% of each Funds' average daily net assets.

     For the period of commencement of operations through June 30, 1998, the Advisor received fees, after waivers, of $2,026 for the Conservative Fund and$4,169 for the Moderate Fund. In addition, for the period ended June 30, 1998, the Advisor reimbursed expenses of $108,993 to the Conservative Fund and $117,059 to the Moderate Fund.

     For the fiscal year ended June 30, 1999, the Advisor received fees, after waivers of $2,941 for the Conservative Fund and $5,066 for the Moderate Fund. In addition the Advisor reimbursed expenses of $55,192, $51,949 and $54,595 to the Conservative Fund and $51,949 to the Moderate Fund.

     The Advisor serves as investment advisor to each of the Underlying Funds (other than the Institutional S&P 500 Index Equity Fund and the International Equity Fund), and for the advisory services provided and expenses assumed by it, the Advisor has agreed to a fee from each Underlying Fund. The Advisor expects to voluntarily reimburse expenses during the Company's and Framlington's current fiscal year with respect to the Future Technology Fund, Growth Opportunities Fund, the Micro-Cap Equity Fund, the NetNet Fund, the Framlington Emerging Markets Fund, the Framlington Global Financial Services Fund, the Framlington Healthcare Fund and the Framlington International Growth Fund. The Advisor may discontinue such fee waivers and/or expense reimbursements at any time, in its sole discretion. World, the investment advisor for the Institutional S&P 500 Index Equity Fund and the International Equity Fund, has agreed to a fee from each of these Underlying Funds. See "Management" in the Prospectus for a description of the advisory fees received by the Advisor from the Underlying Funds.

     Pursuant to a sub-advisory agreement with the Advisor, Framlington Overseas Investment Management Limited provides sub-advisory services to the Framlington Funds, and receives a fee from the Advisor for such sub-advisory services. See "Management" in the Prospectus for a description of the sub-advisory services and fees received by the Sub-Advisor.

     For the fiscal year ended June 30, 1999, the Advisor received fees, after waivers, if any, at an effective rate of .75% of average daily net assets for each of the Focus Growth Fund, the Framlington Global Financial Services Fund, Equity Income Fund, Growth Opportunities Fund, International Equity Fund, Multi-Season Fund, Small-Cap Value Fund and Small Company Growth Fund; .50% of average daily nets each of the Bond Fund, Intermediate Bond Fund, International Bond Fund and U.S. Government Income Fund; 1.00% of average daily net assets for each of the Micro-Cap Equity Fund, NetNet Fund, Framlington International Growth Fund and Framlington Healthcare Fund; .74% of average daily net assets for each of the Real Estate Fund; .20% of average daily net assets of the Institutional Money Market Fund; .35% of average daily net assets of each of the Cash Investment Fund and U.S. Treasury Money Market Fund; .07% of average daily net assets of the Institutional S&P 500 Index Equity Fund; and 1.25% of average daily net assets of the Framlington Emerging Markets Fund.

     Distribution Agreement. The Company has entered into a distribution agreement under which the Distributor, as agent, sells shares of each Fund on a continuous basis. The Distributor has agreed to use appropriate efforts to solicit orders for the purchase of shares of each Fund, although it is not obligated to sell any particular amount of shares. The Distributor pays the cost of printing and distributing prospectuses to persons who are not holders of shares of the Funds (excluding preparation and printing expenses necessary for the continued registration of the shares) and of printing and distributing all sales literature. The Distributor's principal offices are located at 60 State Street, Boston, Massachusetts 02109.

     Distribution Services Arrangements. Each Fund has adopted a Service Plan with respect to its Class A shares pursuant to which it uses its assets to finance activities relating to the distribution of Class A shares to investors and the provision of certain services to holders of Class A shares. Under such Plans, the Distributor is paid an annual service fee at the rate of 0.25% of the value of average daily net assets of the Class A shares of the Fund and an annual distribution fee at the rate of 0.05% of the value of average daily net assets of the Class A shares of the Fund. Each Fund has adopted a Service and Distribution Plan with respect to its Class B shares, pursuant to which it uses its assets to finance activities relating to the distribution of Class B shares to investors and the provision of certain services to the holders of Class B shares. Under the terms of the Service and Distribution Plans (collectively, the "Plans"), the Distributor is paid an annual service fee of 0.25% of the value of average daily net assets of the Class B shares of each Fund and an annual distribution fee at the rate of 0.75% of the value of average daily net assets of the Class B shares of each Fund.

     Under the terms of the Plans, each Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the Board of Directors who are not interested persons of the Company, as applicable, and who have no direct or indirect financial interest in the operation of that Plan (the "Non-Interested Plan Directors"). The Plans may not be amended to increase the amount to be spent for the services provided by the Distributor without shareholder approval, and all amendments of the Plans also must be approved by the Directors in the manner described above. Each Plan may be terminated at any time, without penalty, by vote of a majority of the Non-Interested Plan Directors or, with respect to a Fund, by a vote of a majority of the outstanding voting securities of the relevant class of that Fund (as defined in the 1940 Act) upon not more than 30 days' written notice to the Distributor to the Plan. Pursuant to each Plan, the Distributor will provide the Board of Directors periodic reports of amounts expended under the Plan and the purposes for which such expenditures were made.

     The Directors have determined that the Plans will benefit the Company, each Fund, and their shareholders by (i) providing an incentive for broker or bank personnel to provide continuous shareholder servicing after the time of sale;
(ii) facilitating portfolio management flexibility through cash flow into the Funds; and (iii) maintaining a competitive sales structure in the mutual fund industry.

     With respect to Class A and Class B shares of each Fund, the Distributor expects to pay sales commissions to dealers authorized to sell the Fund's Class A and Class B shares at the time of sale. The Distributor will use its own funds (which may be borrowed) to pay such commissions pending reimbursement pursuant to the Service and Distribution Plan. In addition, the Advisor may use its own resources to make payments to the Distributor or dealers authorized to sell the Fund's shares to support their sales efforts.

     For the period from commencement of operations through June 30, 1997, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.


                                Class A Service and         Class B Service and
                                 Distribution Plan          Distribution Plan**
                                -------------------         -------------------
Conservative Fund                        $ 0*                         $0
Moderate Fund                            $98                          $0

____________
* Prior to June 30, 1997, Class A of the Conservative Fund had not commenced operations.

**   Prior to June 30, 1997, Class B of the Funds had not commenced operations.


     For the fiscal year ended June 30, 1998, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.

                         Class A Service and        Class B Service and          CDSC
                          Distribution Plan          Distribution Plan          Class B
                         -------------------        -------------------         -------
Conservative Fund               $  1*                       $945**                $247
Moderate Fund                   $763                        $595**                $ 36

_____________
*    Commenced operations on March 13, 1998.
**   Commenced operations on January 14, 1998.

     For the fiscal year ended June 30, 1999, the following fees were paid to the Distributor pursuant to the Class A and Class B Service and Distribution Plans.

                         Class A Service and        Class B Service and          CDSC
                          Distribution Plan          Distribution Plan          Class B
                         -------------------        -------------------         -------
Conservative Fund               $  177                     $1,505                $1,187
Moderate Fund                   $1,059                     $1,297                $    1

     The following amounts were paid by each Fund under its Class A and Class B Service and Distribution Plans during the period from commencement of operations through June 30, 1999:

                                         Printing and
                                          Mailing of
                                       Prospectuses to
                                          other than                                                              Interest Carrying
                                           Current       Compensation to     Compensation to    Compensation to        or Other
                      Advertising        Shareholders      Underwriters          Dealers        Sales Personnel   Financing Charges
                    ----------------   ---------------   ----------------   -----------------   ---------------   -----------------
                     Class    Class     Class   Class     Class    Class     Class     Class     Class   Class     Class     Class
                       A        B         A       B         A        B         A         B         A       B         A         B
Conservative Fund      $0       $0        $0      $0        $0       $0      $  115      $ 2       $0      $0        $0       $922
Moderate Fund          $0       $0        $0      $0        $0       $0      $1,449      $14       $0      $0        $0       $557

     Administrator. State Street Bank and Trust Company ("State Street" or the "Administrator"), whose principal business address is 225 Franklin Street, Boston, Massachusetts, 02110, serves as administrator for the Company pursuant to administration agreements (an "Administration Agreement"). State Street has agreed to maintain office facilities for the Company; oversee the computation of each Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare and file various reports with the appropriate regulatory agencies; and prepare various materials required by the SEC. State Street may enter into an agreement with one or more third parties pursuant to which such third parties will provide administrative services on behalf of the Funds.

     The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for its bad faith, negligence or willful misconduct in the performance of its duties and obligations thereunder.

     Prior to November 1, 1997, PFPC Inc. (formerly First Data Investor Services Group, Inc.) ("PFPC" or the "Transfer Agent") located at 4400 Computer Drive, Westborough, MA 01581 served as administrator to the Funds.

     For the period from commencement of operations through June 30, 1997, administration fees of PFPC accrued were $7,479 for the Conservative Fund and $7,480 for the Moderate Fund.

     For the period July 1, 1997 through October 31, 1997, administration fees to PFPC accrued were: $10,110 for the Conservative Fund and $10,110 for the Moderate Fund.

     For the period November 1, 1997 through June 30, 1998, administration fees of State Street accrued were: $17,901 for the Conservative Fund and $17,901 for the Moderate Fund.

     For the fiscal year ended June 30, 1999, administration fees of State Street were $27,550 for the- Conservative Fund and $28,281for the Moderate Fund.

     Custodian. State Street serves as the custodian (the "Custodian") to the Funds pursuant to a custodian agreement ("Custodian Contract") among the Company and State Street. State Street is also the custodian with respect to the custody of foreign securities held by the Funds. State Street has in turn entered into additional agreements with financial institutions located in foreign countries with respect to the custody of such securities. Under the Custodian Contract, the Custodian (i) maintains a separate account in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund's securities and (v) makes periodic reports to the Board of Directors concerning the Funds' operations.

     Transfer and Dividend Disbursing Agent. PFPC serves as the transfer and dividend disbursing agent for the Funds pursuant to transfer agency agreements (the "Transfer Agency Agreement") with the Company, under which Investor Services Group (i) issues and redeems shares of each Fund, (ii) addresses and mails all communications by each Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Funds and (v) makes periodic reports to the Board of Directors concerning the operations of each Fund.

     Other Information pertaining to Administration, Custodian and Transfer Agency Agreements. Except as noted in this SAI the Funds' service contractors bear all expenses in connection with the performance of their services and the Funds bear the expenses incurred in their operations. These expenses include, but are not limited to, fees paid to the Advisor, Administrator, Custodian and Transfer Agent; fees and expenses of officers and Board of Directors; taxes; interest; legal and auditing fees; brokerage fees and commissions; certain fees and expenses in registering and qualifying each Fund and its shares for distribution under Federal and state securities laws; expenses of preparing prospectuses and statements of additional information and of printing and distributing prospectuses and statements of additional information to existing shareholders; the expense of reports to shareholders, shareholders' meetings and proxy solicitations; fidelity bond and directors' and officers' liability insurance premiums; the expense of using independent pricing services; and other expenses which are not assumed by the Administrator. Any general expenses of the Company that are not readily identifiable as belonging to a particular investment portfolio of the Company are allocated among all investment portfolios of the Company by or under the direction of the Board of Directors in a manner that the Board of Directors determine to be fair and equitable. The Advisor, Administrator, Custodian and Transfer Agent may voluntarily waive all or a portion of their respective fees from time to time.

                                CODE OF ETHICS

     The Company, the Advisor, the Sub-Advisor and the Distributor each have adopted a code of ethics as required by applicable law, which is designed to prevent affiliated persons of the Company, the Advisor, the Sub-Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code of ethics). There can be no assurance that the codes of ethics will be effective in preventing such activities. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet from the SEC's website at http://www.sec.gov.

                            PORTFOLIO TRANSACTIONS

     Subject to the general supervision of the Directors, the Advisor makes decisions with respect to and places orders for all purchases and sales of portfolio securities for each Fund. The Funds purchase only Class Y shares of the Underlying Funds, which are sold without an initial or contingent deferred sales charge to the Funds.

     For the period from commencement of operations through June 30, 1997, the Funds did not pay any brokerage commissions.

     For the fiscal year ended June 30, 1998, the Funds did not pay any brokerage commissions.

     For the fiscal year ended June 30, 1999, the Funds did not pay any brokerage commissions.

     Over-the-counter issues, including corporate debt and government securities, are normally traded through dealers on a "net" basis (i.e., without commission), or directly with the issuer. With respect to over-the-counter transactions, the Advisor will normally deal directly with dealers who make a market in the instruments involved except in those circumstances where more favorable prices and execution are available elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

     The portfolio turnover rate of a Fund and an Underlying Fund is calculated by dividing the lesser of such Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities held by the fund during the year. Each Fund's and each Underlying Fund's portfolio turnover rate is included in its respective Prospectuses under the section entitled "Financial Highlights." Purchases and sales are made for each Fund and Underlying Fund whenever necessary, in management's opinion, to meet such fund's investment objective. The

Underlying Funds may engage in short-term trading to achieve their investment objectives. Portfolio turnover may vary greatly from year to year as well as within a particular year.

     In the Advisory Agreement, the Advisor agrees to select broker-dealers in accordance with guidelines established by the Board of Directors from time to time and in accordance with applicable law. In assessing the terms available for any transaction, the Advisor shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker-dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes the Advisor, subject to the prior approval of the Company's Board of Directors, to cause the Funds to pay a broker-dealer which furnishes brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that the Advisor determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of the Advisor to the Funds. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of bonds and their comparative earnings and yields, or broad overviews of the securities markets and the economy.

     Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor by the Funds. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which investment discretion is exercised. Conversely, a Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

     Portfolio securities will not be purchased from or sold to the Advisor, the Distributor or any affiliated person (as defined in the 1940 Act) of the foregoing entities except to the extent permitted by SEC exemptive order or by applicable law.

     Investment decisions for each Fund, the Underlying Funds, and for other investment accounts managed by the Advisors (Sub-Advisor with respect to the Framlington Funds) are made independently of each other in the light of differing conditions. However, the same investment decision may be made for two or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated as to amount in a manner deemed equitable to each such account. While in some cases this practice could have a detrimental effect on the price or value of the security as far as a Fund or Underlying Fund is concerned, in other cases it is believed to be beneficial to a Fund or Underlying Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund or Underlying Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.

     A Fund will not purchase securities while the Advisor or any affiliated person (as defined in the 1940 Act) is a member of any underwriting or selling group for such securities except pursuant to procedures adopted by the Company's Board of Directors in accordance with Rule 10f-3 under the 1940 Act.

     The Funds are required to identify the securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies held by them as of the close of their most recent fiscal year. As of June 30, 1999, the Funds held no such securities.

                ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Purchases. As described in the Prospectuses, shares of the Funds may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is more beneficial depending on the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker.

     Retirement Plans. Shares of any of the Funds may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs. An individual or organization considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan. A $10.00 annual custodial fee is also charged on IRAs. This custodial fee is due by December 15 of each year and may be paid by check or shares liquidated from a shareholder's account.

     Redemptions. The redemption price for Fund shares is the net asset value next determined after receipt of the redemption request in proper order. The redemption proceeds will be reduced by the amount of any applicable contingent deferred sales charge ("CDSC").

     Contingent Deferred Sales Charge - Class B Shares. Class B Shares redeemed within six years of purchase are subject to a CDSC. The CDSC is based on the original net asset value at the time of investment or the net asset value at the time of redemption, whichever is lower.

     Other Redemption Information. Redemption proceeds are normally paid in cash; however, each Fund may pay the redemption price in whole or part by a distribution in kind of securities from the portfolio of the particular Fund, in lieu of cash, in conformity with applicable rules of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net assets during any 90-day period for any one shareholder.

     The Funds reserve the right to suspend or postpone redemptions during any period when: (i) trading on the New York Stock Exchange (the "NYSE") is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed other than for customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension or postponement for the protection of the shareholders; or (iv) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable.

     The Funds may involuntarily redeem an investor's shares if the net asset value of such shares is less than $250; provided that involuntary redemptions will not result from fluctuations in the value of an investor's shares. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the net asset value at the close of business on that date unless sufficient additional shares are purchased to bring the aggregate account value up to $250 or more. A check for the redemption proceeds payable to the investor will be mailed to the investor at the address of record.

     Exchanges. In addition to the method of exchanging shares described in the Funds' Prospectus, a shareholder exchanging at least $1,000 of shares (for which certificates have not been issued) and who has authorized expedited exchanges on the application form filed with the Transfer Agent may exchange shares by telephoning the Funds at (800) 438-5789. Telephone exchange instructions must be received by the Transfer Agent by 4:00 p.m., Eastern time. The Funds, the Distributor and the Transfer Agent reserve the right at any time to suspend or terminate the expedited exchange procedure or to impose a fee for this service. During periods of unusual economic or market changes, shareholders may experience difficulties or delays in effecting telephone exchanges. Neither the Funds nor the Transfer Agent will be responsible for any loss, damages, expense or cost arising out of any telephone exchanges effected upon instructions believed by them to be genuine. The Transfer Agent has instituted procedures that it believes are reasonably designed to insure that exchange instructions communicated by telephone are genuine, and could be liable for losses caused by unauthorized or fraudulent instructions in the absence of such procedures. The procedures currently include a recorded verification of the shareholder's name, social security number and account number, followed by the mailing of a statement confirming the transaction, which is sent to the address of record.

                                NET ASSET VALUE

     Securities traded on a national securities exchange or on NASDAQ for which there were no sales on the date of valuation and securities traded on other over-the-counter markets, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices. Options will be valued at market value or fair value if no market exists. Futures contracts will be valued in like manner, except that open futures contract sales will be valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Restricted securities and securities and assets for which market quotations are not readily available are valued at fair value by the Advisor under the supervision of the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors determines that such valuation does not constitute fair value at that time. Under this method, such securities are valued initially at cost on the date of purchase (or the 61st day before maturity).

In determining the approximate market value of portfolio investments, the Company may employ outside organizations, which may use matrix or formula methods that take into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula methods not been used. All cash, receivables and current payables are carried on the Company's books at their face value. Other assets, if any, are valued at fair value as determined in good faith under the supervision of the Board Members.

                            PERFORMANCE INFORMATION

Yield and Performance of the Funds

     Yield. The Funds' 30-day (or one month) standard yield described in the Prospectus is calculated for each Fund in accordance with the method prescribed by the SEC for mutual funds:

     YIELD = 2[( a - b +1)/6/ -1]
                 -----
                  cd

Where:
     a = dividends and interest earned by a Fund during the period b = expenses accrued for the period (net of reimbursements and waivers) c = average daily number of shares outstanding during the period entitled to receive dividends
     d = maximum offering price per share on the last day of the period

     For the purpose of determining interest earned on debt obligations purchased by a Fund at a discount or premium (variable "a" in the formula), each Fund computes the yield to maturity of such instrument based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360 and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. The maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. For the purpose of computing yield on equity securities held by a Fund, dividend income is recognized by accruing 1/360 of the stated dividend rate of the security for each day that the security is held by the Fund.

     Interest earned on tax-exempt obligations that are issued without original issue discount and that have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have the discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

     With respect to mortgage- or other receivables-backed debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market value of such debt obligations. Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per share (variable "d" in the formula).

Total Return of the Funds

     Total Return. Each Fund that advertises its "average annual total return" computes such return by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

     T = (ERV)/1/n/ -1
         ----
          P

Where:
     P = hypothetical initial payment of $1,000;
     T = average annual total return;
     n = period covered by the computation, expressed in years;
     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the applicable period (or a fractional portion thereof).

     Each Fund that advertises its "aggregate total return" computes such returns by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                           (ERV) - 1
                           -----
Aggregate Total Return =     P

     The calculations are made assuming that (1) all dividends and capital gain distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in the Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all non-recurring charges at the end of the measuring period.

Based on the foregoing calculation, set forth below are the average annual total return figures for the Class A, Class B and Class Y Shares of each of the Funds for the period from commencement of operations through June 30, 1999:

                                                  12 month period                      Inception through
         Fund-Inception Date                    ended June 30, 1999                      June 30,1999
         -------------------               ----------------------------           --------------------------
                                           with load           w/o load           w/ load           w/o load
                                           ---------           --------           -------           --------
          Conservative Fund
          -----------------
          Class A - 3/13/98                 (6.45)%             (0.98)%           (4.33)%            (0.06)%
          Class B - 1/14/98                 (5.20)%             (1.17)%           (0.44)%              1.84%
          Class Y - 4/3/97                  (0.05)%             (0.05)%             7.15%              7.15%

           Moderate Fund
           -------------
          Class A - 4/4/97                   0.90%               6.74%            11.63%             14.48%
          Class B - 1/14/98                  1.06%               6.06%             6.37%              9.02%
          Class Y - 4/3/97                   7.03%               7.03%            14.72%             14.72%

     The performance of any investment is generally a function of portfolio quality and maturity, type of investment and operating expenses.

     From time to time, in advertisements or in reports to shareholders, a Fund's yields or total returns may be quoted and compared to those of other mutual funds with similar investment objectives or compared to stock or other relevant indices. Hypothetical examples showing the difference between a taxable and a tax-free investment may also be provided to shareholders.

                                     TAXES

     The following summarizes certain additional Federal income tax considerations generally affecting the Funds and their shareholders that are not described in the Funds' Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussion here and in the applicable Prospectus is not intended as a substitute for careful tax planning. This discussion is based upon present provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

     General. Each Fund intends to elect and qualify to be taxed separately as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders, provided that it distributes an amount equal to the sum of (a) at least 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss), if any, for the year and (b) at least 90% of its net tax-exempt interest income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Internal Revenue Code that are described below. Distributions of investment company taxable income and net tax-exempt interest income made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year will satisfy the Distribution Requirement.

     In addition to satisfying the Distribution Requirement, each Fund must derive with respect to a taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or from other income derived with respect to its business of investing in such stock, securities, or currencies (the "Income Requirement"). Interest (including original issue discount and accrued market discount) received by a Fund at maturity or on disposition of a security held for less than three months will not be treated (in contrast to other income which is attributable to realized market appreciation) as gross income from the sale or other disposition of securities held for less than three months for this purpose.

     In addition to the foregoing requirements, at the close of each quarter of its taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which a Fund has not invested more than 5% of the value of its total assets in securities of such issuer and as to which a Fund does not hold more than 10% of the outstanding voting securities of such issuer) and no more than 25% of the value of each Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which such Fund controls and which are engaged in the same or similar trades or businesses.

     Distributions of net investment income received by a Fund from investments in debt securities and any net realized short-term capital gains distributed by a Fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations.

     Each Fund intends to distribute to shareholders any excess of net long-term capital gain over net short-term capital loss ("net capital gain") for each taxable year. Such gain is distributed as a capital gain dividend and is taxable to shareholders as gain from the sale or exchange of a capital asset held for more than one year, regardless of the length of time a shareholder has held his or her Fund shares and regardless of whether the distribution is paid in cash or reinvested in additional Fund shares. The Funds expect that capital gain dividends will be taxable to shareholders as long-term capital gain. Capital gains dividends are not eligible for the dividends-received deduction for corporations.

     In the case of corporate shareholders, distributions of a Fund for any taxable year generally qualify for the dividends-received deduction to the extent of the gross amount of "qualifying dividends" received by such Fund for the year and if certain holding period requirements are met. Generally, a dividend will be treated as a "qualifying dividend" if it has been received from a domestic corporation.

     If for any taxable year any Fund does not qualify as a regulated investment company, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such event, all distributions (whether or not derived from exempt-interest income) would be taxable as ordinary income and would be eligible for the dividends-received deduction in the case of corporate shareholders to the extent of such Fund's current and accumulated earnings and profits.

     Shareholders will be advised annually as to the federal income tax consequences of distributions made by the Funds each year.

     The Internal Revenue Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to distribute in each calendar year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

     The Company will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions, including gross proceeds realized upon sale or other dispositions paid to any shareholder (i) who has provided either an uncertified or incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the Internal Revenue Service for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Company that he is not subject to backup withholding or that he is an "exempt recipient."

     If an Underlying Fund derives dividends from domestic corporations, a portion of the income distributions of a Fund which invests in that Underlying Fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares held by the Underlying Fund with respect to which the dividends are received are treated as debt-financed under federal income tax law and is eliminated if either those shares or the shares of the Underlying Fund or the Fund are deemed to have been held by the Underlying Fund, the Fund or the shareholders, as the case may be, for less than 46 days.

     Income received by an Underlying Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country. If more than 50% of the value of an Underlying Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Underlying Fund will be eligible and may elect to "pass-through" to its shareholders, including a Fund, the amount of foreign income and similar taxes paid by the Underlying Fund. Pursuant to this election, the Fund would be required to include in gross income (in addition to taxable dividends actually received), its pro rata share of foreign income and similar taxes in computing its taxable income or to use it as a foreign tax credit against its U.S. federal income taxes, subject to limitations. A Fund, would not, however, be eligible to elect to "pass-through" to its shareholders the ability to claim a deduction or credit with respect to foreign income and similar taxes paid by the Underlying Fund.

     Disposition of Shares. Upon a redemption, sale or exchange of his or her shares, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received or treated as having been received by the shareholder with respect to such shares and treated as long-term capital gain. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less.

     In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their stock. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring the stock of a Fund, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the shareholder subsequently acquires the stock of the same or another fund and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of regulated investment company shares. The term "reinvestment right" means any right to acquire stock of one or more funds without the payment of a sales charge or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of Fund shares.

     Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all Federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

     Taxation of the Underlying Funds. Each Underlying Fund intends to elect and qualify to be taxed as a regulated investment company under the Internal Revenue Code. In any year in which an Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Underlying Fund generally will not pay any federal income or excise tax.

     Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the Underlying Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," should be taxable as mid-term or long-term capital gain to a Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of an Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the holding period for the shares.

     Original Issue Discount. The Funds may purchase debt securities with original issue discount. Original issue discount represents the difference between the original price of the debt instrument and the stated redemption price at maturity. Original issue discount is required to be accreted on a daily basis and is considered interest income for tax purposes and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

     Market Discount. The Funds may purchase debt securities at a discount in excess of the original issue discount to the stated redemption price maturity (for debt securities without original issue discount), and this discount is called market discount. If market discount is be recognized at the time of disposition of the debt security, accrued market discount is recognized to the extent of gain on the disposition of the debt security.

Other Taxation

     The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and domestic corporations, partnerships, trusts and estates). Distributions by the Funds and distributions of Fund shares also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the U.S. federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of U.S. federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Fund, including the likelihood that distributions to them would be subject to withholding of U.S. federal income tax at a rate of 30% (or at a lower rate under a tax treaty). Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

                    ADDITIONAL INFORMATION CONCERNING SHARES

     The Company is a Maryland corporation. The Company's Articles of Incorporation authorize the Board of Directors to classify or reclassify any unissued shares of the Company into one or more classes by setting or changing, in any one or more respects, their respective designations, preferences, conversion or other rights, voting powers, restrictions, limitations, qualifications and terms and conditions of redemption. Pursuant to the authority of the Company's Articles of Incorporation, the Directors have authorized the issuance of shares of common stock representing interests in the Focus Growth Fund, Future Technology Fund, Growth Opportunities Fund, International NetNet Fund, Micro-Cap Equity Fund, Multi-Season Fund, Real Estate Fund, Small-Cap Value Fund, International Bond Fund, NetNet Fund, Conservative Fund, Moderate Fund and Munder Fund of Funds (formerly All-Season Aggressive
Fund), respectively. The Conservative Fund and Moderate Fund are offered in three separate classes: Class A, Class B and Class Y shares.

     The Directors adopted a plan pursuant to Rule 18f-3 under the 1940 Act ("Multi-Class Plan") on behalf of each Fund. The Multi-Class Plan provides that shares of each class of a Fund are identical, except for one or more expense variables, certain related rights, exchange privileges, class designation and sales loads assessed due to differing distribution methods.

     In the event of a liquidation or dissolution of each of the Company or an individual portfolio of the Company, shareholders of a particular portfolio would be entitled to receive the assets available for distribution belonging to such portfolio, and a proportionate distribution, based upon the relative net asset values of the Company's respective portfolios, of any general assets not belonging to any particular portfolio which are available for distribution. Shareholders of a portfolio are entitled to participate in the net distributable assets of the particular portfolio involved on liquidation, based on the number of shares of the portfolio that are held by each shareholder.

     Holders of all outstanding shares of a particular Fund will vote together in the aggregate and not by class on all matters, except that only Class A shares of a Fund will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class A Plan, and only Class B shares will be entitled to vote on matters submitted to a vote of shareholders pertaining to the Fund's Class B Plan. Further, shareholders of all of the funds of the Company, as well as those of any other fund now or hereafter offered by the Company, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as required by law or when permitted by the Board of Directors. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Company shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by the matter. A portfolio is affected by a matter unless it is clear that the interests of each portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of directors may be effectively acted upon by shareholders of the Company voting together in the aggregate without regard to a particular portfolio.

     Shares of the Company have noncumulative voting rights and, accordingly, the holders of more than 50% of each of the Company's outstanding shares (irrespective of class) may elect all of the directors. Shares have no preemptive rights and only such conversion and exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus, shares will be fully paid and non-assessable by the Company.

     Shareholder meetings to elect Directors will not be held unless and until such time as required by law. At that time, the Directors then in office will call a shareholders' meeting to elect Directors. Except as set forth above, the Directors will continue to hold office and may appoint successor Directors. Meetings of the shareholders of the Company shall be called by the Directors upon the written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

                               OTHER INFORMATION

     Counsel. The law firm of Dechert Price & Rhoads, 1775 Eye Street, N.W., Washington, D.C. 20006, has passed upon certain legal matters in connection with the shares offered by the Funds and serves as counsel to the Company.

     Independent Auditors. Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, serves as the Company's independent auditors.


     Control Persons and Principal Holders. As of the date of this SAI, the Distributor may be deemed to control the Funds, because it is the sole record and beneficial owner of 100% of each class of each Fund. As a result, the Distributor will be able to affect the outcome of matters presented for a vote of each Fund's shareholders.

     Shareholder Approvals. As used in this SAI, a "majority of the outstanding shares" of a Fund or investment portfolio means the lesser of (a) 67% of the shares of the particular Fund or portfolio represented at a meeting at which the holders of more than 50% of the outstanding shares of such Fund or portfolio are present in person or by proxy, or (b) more than 50% of the outstanding shares of such Fund or portfolio.

                             REGISTRATION STATEMENT

     This SAI and the Funds' Prospectuses do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

     Statements contained herein and in the Funds' Prospectuses as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Funds' registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

     The financial statements of the Funds, including the notes thereto, dated June 30, 1999 have been audited by Ernst & Young LLP and are incorporated by reference into this SAI from the Annual Report of the Funds dated as of June 30, 1999. Such financial statements are included or incorporated by reference herein in reliance upon Ernst & Young LLP's report given upon the authority of such firm as experts in accounting and auditing. The financial statement of the Funds, including the notes thereto, dated December 31, 1999 are unaudited and are incorporated by reference into this SAI from the Semi-Annual Report of the Funds dated as of December 31, 1999.

                                  APPENDIX A
                                  ----------

- Rated Investments -

Corporate Bonds
---------------

     From Moody's Investors Services, Inc. ("Moody's") description of its bond ratings:

     "Aaa":
          Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     "Aa":
          Bonds that are rated "Aa" are judged to be of high-quality by all standards. Together with the "Aaa" group they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

     "A":
          Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     "Baa":
          Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     "Ba":
          Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     "B":
          Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     "Caa":
          Bonds that are rated "Caa" are of poor standing. These issues may be in default or present elements of danger may exist with respect to principal or interest.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to bonds rated "Aa" through "B". The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

     From Standard & Poor's Corporation ("S&P") description of its bond ratings:

     "AAA":
          Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     "AA":
          Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from "AAA" issues by a small degree.

     "A":
          Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     "BBB":
          Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

     "BB", "B" and "CCC":
          Bonds rated "BB" and "B" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. "BB" represents a lower degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     To provide more detailed indications of credit quality, the "AA" or "A" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

Commercial Paper
----------------

     The rating "Prime-1" is the highest commercial paper rating assigned by Moody's. These issuers (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Instruments rated "Prime-2" are offered by issuers (or related supporting institutions) which have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of "Prime-1" rated issues, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more suspectible to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debt having original maturities of no more than 365 days. Commercial paper rated "A-1" by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted "A-1+." Commercial paper rated "A-2" by S&P indicates that capacity for timely payment is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

                                  APPENDIX B

     As stated in the Prospectus, the Underlying Funds may enter into certain futures transactions and options for hedging purposes. The Underlying Funds may also write covered call options, buy put options, buy call options and write secured put options. Such transactions are described in this Appendix.

I. Interest Rate Futures Contracts
   -------------------------------

     Use of Interest Rate Futures Contracts.  Bond prices are established in
     -----------------------------------------
both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Funds may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

     The Funds presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Funds, through using futures contracts.

     Description of Interest Rate Futures Contracts.  An interest rate futures
     ----------------------------------------------
contract sale would create an obligation by a Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until or at near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

     Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

     Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Funds would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

     A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Funds may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

     Example of Futures Contract Sale.  The Funds would engage in an interest
     --------------------------------
rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by a particular Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury Bonds"). The adviser wishes to fix the current market value of the portfolio security until some point in the future. Assume the portfolio security has a market value of 100, and the adviser believes that, because of an anticipated rise in interest rates, the value will decline to 95. The fund might enter into futures contract sales of Treasury bonds for an equivalent of 98. If the market value of the portfolio security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

     In that case, the five point loss in the market value of the portfolio security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

     The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the portfolio securities, including the portfolio security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

     If interest rate levels did not change, the Fund in the above example might incur a loss of 2 points (which might be reduced by an offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

     Example of Futures Contract Purchase.  The Funds would engage in an
     ------------------------------------
interest rate futures contract purchase when they are not fully invested in long-term bonds but wish to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. A Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of an expected increase in market price of the long-term bonds that the Fund may purchase.

     For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10% , tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 91/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of
98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

     The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

     If, however, short-term rates remained above available long-term rated, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the portfolio, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

II. Index Futures Contracts
    -----------------------

     General.  A bond index assigns relative values of the bonds included in the
     -------
index and the index fluctuates with changes in the market values of the bonds included. The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index. This Index is composed of 40 term revenue and general obligation bonds and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The 40 prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes.

     A stock index assigns relative values to the stocks included in the index and the index fluctuates with changes in the market values of the stocks included. Some stock index futures contracts are based on broad market indexed, such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes, such as the Standard & Poor's 100 or indexes based on an industry or market segment, such as oil and gas stocks.

     Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

     A Fund will sell index futures contracts in order to offset a decrease in market value of its portfolio securities that might otherwise result from a market decline. A Fund will purchase index futures contracts in anticipation of purchases of securities. In a substantial majority of these transactions, a Fund will purchase such securities upon termination of the long futures position, but a long futures position may be terminated without a corresponding purchase of securities.

     In addition, a Fund may utilize index futures contracts in anticipation of changes in the composition of its portfolio holdings. For example, in the event that a Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. A Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the portfolio will decline prior to the time of sale.

     Examples of Stock Index Futures Transactions.  The following are examples
     --------------------------------------------
of transactions in stock index futures (net of commissions and premiums, if any).

ANTICIPATORY PURCHASE HEDGE: Buy the Future Hedge Objective: Protect Against Increasing Price


Portfolio Futures
-----------------

Anticipate buying $62,500 in Equity Securities         -Day Hedge is Placed-
                                                       Buying 1 Index Futures at 125
                                                       Value of Futures = $62,500/Contract

                                                       -Day Hedge is Lifted-
Buy Equity Securities with Actual Cost = $65,000

Increase in Purchase Price = $2,500

                                                       Sell 1 Index Futures at 130
                                                       Value of Futures = $65,000/Contract
                                                       Gain on Futures = $2,500

HEDGING A STOCK PORTFOLIO: Sell the Future Hedge Objective: Protect Against Declining Value of the Portfolio

Factors:
--------

Value of Stock Portfolio = $1,000,000
Value of Futures Contract - 125 X $500 =$62,500
Portfolio Beta Relative to the Index = 1.0

Portfolio Futures
-----------------
                                                       -Day Hedge is Placed-
Anticipate Selling $1,000,000 in Equity Securities
                                                       Sell 16 Index Futures at 125
                                                       Value of Futures = $1,000,000

                                                       -Day Hedge is Lifted-

Equity Securities - Own Stock
Loss in Portfolio Value = $40,000
                                                       Buy 16 Index Futures at 120 with Value
                                                       = $960,000
                                                       Value of Futures = $960,000
                                                       Gain on Futures = $40,000

III. Margin Payments
     ---------------

       Unlike the purchase or sale of portfolio securities, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all
contractual obligations have been satisfied.   Subsequent payments, called
variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking to the market. For example, when a particular Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the futures contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

IV. Risks of Transactions in Futures Contracts
    ------------------------------------------

      There are several risks in connection with the use of futures by the Underlying Funds as hedging devices. One risk arises because of the imperfect correlation between movements in the price of futures and movements in the price of the instruments which are the subject of the hedge. The price of futures may move more than or less than the price of the instruments being hedged. If the price of futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund involved will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the Adviser. Conversely, the Funds may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the Adviser. It is also possible that, when the Fund sells futures to hedge its portfolio against a decline in the market, the market may advance and the value of instruments held in the Fund may decline. If this occurrs, the Fund would lose money on the futures and also experience a decline in value in its portfolio securities.

     Where futures are purchased to hedge against a possible increase in the price of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Funds will realize a loss on the futures contract that is not offset by a reduction in the price of the securities that were to be purchased.

     In instances involving the purchase of futures contracts by the Funds, an amount of cash and cash equivalents, equal to the market value of the futures contracts, will be deposited in a segregated account with the Custodian and/or in a margin account with a broker to collateralize the position and thereby insure that the use of such futures is unleveraged.

     In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the adviser may still not result in a successful hedging transaction over a short time frame.

     Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Funds intend to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. When there is no liquid market, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

     Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodities exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

     Successful use of futures by the Funds is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if a particular Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Funds may have to sell securities at a time when it may be disadvantageous to do so.

V.  Option Futures Contracts
    ------------------------

     The Underlying Funds may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of, the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

     Investments in futures options involve some of the same considerations that are involved in connection with investments in future contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

VI. Currency Transactions
    ---------------------

     The Fund may engage in currency transactions in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, currency futures, options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap as described in the SAI. The Fund may enter into currency transactions with counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Advisor.

     The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Fund will not enter into a transaction to hedge currency exposure to an extent greater after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging as described below.

     The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar.
Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Advisor considers that the Austrian schilling is correlated to the German mark (the "D-mark"), the Fund holds securities denominated in shillings and the Advisor believes that the value of the schillings will decline against the U.S. U.S. dollar, the Advisor may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements. Under such requirements, the Fund will segregate liquid, high grade assets with the custodian to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying currency.

     Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close to positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

VII. Options.
     -------

     The Underlying Funds may write covered call options, buy put options, buy call options and write secured put options. Such options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. For risks associated with options on foreign currencies, see currencies transactions above.

     A call option for a particular security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer of the option the obligation to buy, the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

     The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." The cost of such a closing purchase plus transaction costs may be greater than the premium received upon the original option, in which event the relevant Underlying Fund will have incurred a loss in the transaction. There is no guarantee in any instance that either a closing purchase or a closing sale transaction can be effected.

     Effecting a closing transaction in the case of a written call option will permit the Underlying Funds to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option, will permit the Funds to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Underlying Fund investments. If an Underlying Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

     The Underlying Funds may write options in connection with buy-and-write transactions; that is, the Underlying Funds may purchase a security and then write a call option against that security. The exercise price of the call the Underlying Funds determine to write will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, the maximum gain to the relevant Underlying Fund will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset in part, or entirely, by the premium received.

     In the case of writing a call option on a security, the option is "covered" if an Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount as are earmarked on the books of the Underlying Fund or the Underlying Fund's custodian upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if an Underlying Fund maintains with its custodian cash or liquid securities equal to the contract value. A call option is also covered if an Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference in cash or liquid securities is earmarked on the books of the Underlying Fund or the Underlying Fund's custodian. Each of the Underlying Funds will limit its investment in uncovered call options purchased or written by the Fund to 33 1/3% of the Fund's total assets. The Underlying Funds will write put options only if they are "secured" by cash or liquid securities earmarked on the books of the Underlying Fund or the Underlying Fund's custodian in an amount not less than the exercise price of the option at all times during the option period.

     The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the relevant Underlying Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Underlying Fund may elect to close the position or take delivery of the security at the exercise price and the Fund's return will be the premium received from the put option minus the amount by which the market price of the security is below the exercise price.

     Each of the Underlying Funds may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, an Underlying Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. Each of the Underlying Funds may purchase call options to hedge against an increase in the price of securities that it anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the relevant Underlying Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the Fund.

     When an Underlying Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When the Underlying Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund's statement of assets and liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked to market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option purchased by the Underlying Fund expires unexercised the Fund realizes a loss equal to the premium paid. If the Underlying Fund enters into a closing sale transaction on an option purchased by it, the Underlying Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Underlying Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by the Underlying Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

     There are several risks associated with transactions in options on securities and indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the earmarked securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     There is no assurance that an Underlying Fund will be able to close an unlisted option position. Furthermore, unlisted options are not subject to the protections afforded purchasers of listed options by the Options Clearing Corporation, which performs the obligations of its members who fail to do so in connection with the purchase or sale of options.

     In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ( an "Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

     Currency transactions, including options on currencies and currency futures, are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Underlying Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as the incurring of transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to the issuing country's economy.

VIII. Other Matters
      -------------

     Accounting for futures contracts will be in accordance with generally accepted accounting principles.

                                    PART C

                               OTHER INFORMATION

Item 23.  Exhibits
          --------

     (a) (1) Articles of Incorporation, dated November 18, 1992, are incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (2) Articles of Amendment, dated February 12, 1993, are incorporated herein by reference to Exhibit 1(b) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (3) Articles Supplementary, dated July 20, 1993, August 9, 1994, April 26, 1995, June 27, 1995 and May 6, 1996, are incorporated herein by reference to Exhibit 1(c) Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (4) Articles Supplementary, dated August 6, 1996, are incorporated herein by reference to Exhibit 1(d) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 28, 1996.

          (5) Articles Supplementary, dated February 4, 1997, are incorporated herein by reference toe Exhibit 1(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

          (6) Articles Supplementary, dated March 12, 1997, are incorporated herein by reference to Exhibit 1(i) to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 14, 1997.

          (7) Articles Supplementary, dated May 6, 1997, are incorporated herein by reference to Exhibit 1(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

          (8) Articles Supplementary, dated February 24, 1998, are incorporated herein by reference to Exhibit 1(j) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

          (9) Articles Supplementary, dated June 1, 1998, are incorporated herein by reference to Exhibit 1(k) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (10) Articles Supplementary, dated July 1, 1998, are incorporated herein by reference to Exhibit 1(l) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (11) Articles Supplementary, dated December 1, 1998, are incorporated herein by reference to Exhibit (a)(12) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the commission on June 11, 1999.

          (12) Articles Supplementary, dated April 16, 1999, are incorporated herein by reference to Exhibit (a)(13) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (13) Articles Supplementary, dated August 17, 1999 are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (14) Articles Supplementary, dated November 15, 1999, are incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (15) Articles Supplementary, dated March 1, 2000, are incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (16) Articles Supplementary, dated April 20, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

          (17) Articles Supplementary, dated May 18, 2000, are incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

          (18) Articles Supplementary, dated June 7, 2000, are incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 16, 2000.

     (b) By-Laws are incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

     (c)  Not Applicable.

     (d) (1) Investment Advisory Agreement, dated July 2, 1998, between Registrant and Munder Capital Management with respect to the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Financial Services Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder Growth Opportunities Fund, Munder NetNet Fund, Munder Real Estate Equity

               Investment Fund, Munder Small-Cap Value Fund, Munder International Bond Fund, Munder Money Market Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund and Munder All-Season Aggressive Fund is incorporated herein by reference to Exhibit 5(a) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (2) Notice, dated May 4, 1999, to Investment Advisory Agreement between Registrant and Munder Capital Management with respect to the Munder Future Technology Fund is are incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (3) Notice to Investment Advisory Agreement, dated February 14, 2000, between Registrant and Munder Capital Management with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (4) Investment Sub-Advisory Agreement, dated April 6, 2000, among Registrant, Munder Capital Management and Framlington Overseas Management Investment Limited with respect to the Munder International NetNet Fund is incorporated herein be reference to Post-Effective Amendment No. 46 filed with the Commission on May 22, 2000.

     (e) (1) Underwriting Agreement, dated January 13, 1995, between Registrant and Funds Distributor, Inc. is incorporated herein by reference to Exhibit 6(a) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (2) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder International Bond Fund is incorporated herein by reference to
               Exhibit 6(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (3) Notice, dated August 6, 1996, to Underwriting Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), the Munder Micro-Cap Equity Fund, and the NetNet Fund is incorporated herein by reference to
               Exhibit 6(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (4) Distribution Agreement, dated February 4, 1997, between Registrant and Funds Distributor, Inc. with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Exhibit 6(f) to Post-Effective Amendment

               No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (5) Distribution Agreement, dated May 6, 1997, between Registrant and Funds Distributor, Inc. with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (6) Distribution Agreement, dated February 24, 1998, between Registrant and Funds Distributor, Inc. with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to
               Exhibit 6(h) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (7) Distribution Agreement, dated May 4, 1999, between Registrant and Funds Distributor, Inc. with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (8) Distribution Agreement between Registrant and Funds Distributor, Inc. with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (9) Notice, dated February 14, 2000, to the Underwriting Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Focus Growth Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (10) Notice, dated February 14, 2000, to the Distribution Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Growth Opportunities Fund incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (11) Notice, dated November 11, 1999, to the Distribution Agreement, between Registrant and Funds Distributor, Inc. with respect to Munder Future Technology Fund incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

     (f)  Not Applicable.

     (g) (1) Custodian Agreement, dated May 4, 1999, between Registrant and State Street Bank and Trust Company with respect to the Munder All-Season Aggressive

               Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder Growth Opportunities Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund and Munder Small-Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (2) Notice, dated August 4, 1999, to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (3) Form of Notice to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

     (h) (1) Administration Agreement, dated October 31, 1997, between Registrant and State Street Bank and Trust Company with respect to the Munder All-Season Aggressive Fund, Munder All-Season Conservative Fund, Munder All-Season Moderate Fund, Munder International Bond Fund, Munder Micro-Cap Equity Fund, Munder Money Market Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund and Munder Small-Cap Value Fund is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 20, 1998.

          (2) Notice, dated October 31, 1997, to Administration Agreement between Registrant and State Street Bank and Trust Company with
               respect to the   is incorporated herein by reference to Exhibit
               9(p) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (3) Notice, dated February 24, 1998, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to Exhibit 9(o) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (4) Notice, dated May 4, 1999, to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (5) Notice to Administration Agreement between Registrant and State Street Bank and Trust Company with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (6) Transfer Agency and Registrar Agreement, dated June 19, 1995, between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to
               Exhibit 9(a) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (7) Notice, dated May 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder International Bond Fund is incorporated herein by reference to
               Exhibit 9(c) to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 25, 1996.

          (8) Notice, dated August 6, 1996, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Small-Cap Value Fund, the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), the Munder Micro-Cap Equity Fund and the Munder NetNet Fund is incorporated herein by reference to Exhibit 9(d) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 14, 1996.

          (9) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder All-Season Conservative Fund, the Munder All-Season Moderate Fund and the Munder All-Season Aggressive Fund is incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed with the Commission on February 18, 1997.

          (10) Form of Notice to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

          (11) Form of Amendment to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Financial Services Fund is incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed with the Commission on July 28, 1997.

          (12) Notice, dated February 24, 1998, to the Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Growth Opportunities Fund is incorporated by reference to Exhibit (h)(13) to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (13) Amendment, dated January 2, 1997, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit 9(n) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (14) Amendment, dated March 16, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit h(18) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (15) Amendment, dated March 26, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated herein by reference to Exhibit h(19) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (16) Notice, dated May 4, 1999, to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 25, 1999.

          (17) Amendment, dated October 1, 1999, to the Transfer Agency and Registrar Agreement between the Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (18) Notice, dated February 14, 2000 to Transfer Agency and Registrar Agreement between Registrant and PFPC Inc. (formerly First Data Investor Services Group, Inc.) with respect to the Munder International NetNet Fund is incorporated by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

     (i) (1) Opinion and Consent of Counsel is incorporated by reference to the Rule 24f-2 Notice filed on August 28, 1997, Accession Number 0000927405-97-000309.

          (2) Opinion and Consent of Counsel with respect to the Munder Growth Opportunities Fund is incorporated herein by reference to Exhibit 10(b) to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 27, 1998.

          (3) Opinion and Consent of Counsel with respect to the Munder Future Technology Fund is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (4) Opinion and Consent of Counsel with respect to the Munder International NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

     (j) (1) Consent of Arthur Andersen LLP is incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1995.

          (2) Letter of Arthur Andersen LLP regarding change in independent auditor required by Item 304 of Regulation S-K is incorporated herein by reference to Exhibit 11(c) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1995.

          (3) Powers of Attorney are is incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

     (k)  Not Applicable.

     (l) Initial Capital Agreement is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

     (m) (1) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (2) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class B Shares is filed herein incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (3) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Multi-Season Growth Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (4) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Money Market Fund Class A Shares is filed herein incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (5) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Money Market Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (6) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Money Market Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (7) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (8) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (9) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Real Estate Equity Investment Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (10) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (11) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (12) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class C Shares is incorporated herein by reference to Post-Effective Amendment No.

               40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (13) Amended and Restated Service Plan, dated August 3, 1999, for the Munder International Bond Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (14) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder International Bond Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (15) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder International Bond Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (16) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (17) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (18) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Micro-Cap Equity Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (19) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Aggressive Fund (formerly the Munder All-Season Accumulation Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (20) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Aggressive Fund (formerly the Munder All-Season Accumulation Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (21) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Conservative Fund (formerly the Munder All-Season Maintenance Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (22) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Conservative Fund (formerly the Munder All-Season Maintenance Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (23) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Moderate Fund (formerly the Munder All-Season Development Fund) Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (24) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder All-Season Moderate Fund (formerly the Munder All-Season Development Fund) Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (25) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (26) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class B Shares incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (27) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Small-Cap Value Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (28) Amended and Restated Service Plan, dated August 3, 1999, for the Munder NetNet Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (29) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (30) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (31) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Growth Opportunities Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (32) Service Plan for the Munder Growth Opportunities Fund Class K Shares is incorporated herein by reference to Exhibit 15(nn) to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 28, 1998.

          (33) Amendment to Service and Distribution Plan, dated May 4, 1998, for the Munder NetNet Fund is incorporated herein by reference to Exhibit (m)(36) to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A filed with the Commission on June 11, 1999.

          (34) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder NetNet Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (35) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder NetNet Fund Class C Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (36) Amended and Restated Service Plan, dated August 3, 1999, for the Munder Future Technology Fund Class A Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (37) Amended and Restated Service and Distribution Plan, dated August 3, 1999, for the Munder Future Technology Fund Class B Shares is incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A filed with the Commission on October 26, 1999.

          (38) Service and Distribution Plan for the Munder Future Technology Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A filed with the Commission on January 18, 2000.

          (39) Service Plan for the Munder International NetNet Fund Class A Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (40) Service and Distribution Plan for the Munder International NetNet Fund Class B Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (41) Service and Distribution Plan for the Munder International NetNet Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to

               Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (42) Service and Distribution Plan for the Munder Focus Growth Fund (formerly Munder Equity Selection Fund) Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (43) Service and Distribution Plan for the Munder Growth Opportunities Fund Class II Shares is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (44) Amended and Restated Service Plan for Class K Shares is incorporated herein by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement on Form N-1A filed with the Commission on August 29, 1997.

     (n) Seventh Amended and Restated Multi-Class Plan is incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

     (p) (1) Sixth Amended and Restated Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed with the Commission on May 22, 2000.

          (2) Code of Ethics of Funds Distributor, Inc. is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (3) Code of Ethics of Munder Capital Management is incorporated by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A filed with the Commission on March 21, 2000.

          (4) Code of Ethics of Framlington Overseas Management Limited is incorporated by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A filed with the Commission on April 5, 2000.

Item 24.   Persons Controlled by or under Common Control with Registrant.
           --------------------------------------------------------------
           Not Applicable.

Item 25.  Indemnification
          ---------------

          Article VII, Section 7.6 of the Registrant's Articles of Incorporation ("Section 7.6") provides that the Registrant, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. In addition, Article VI of the Registrant's By-laws provides that the Registrant shall indemnify its employees and/or agents in any manner as shall be authorized by the Board of Directors and within such limits as permitted by applicable law. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions or such further indemnification arrangements as permitted by law. The Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Registrant or is serving at the request of the Registrant as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Registrant would have had the power to indemnify against such liability. The rights provided by Section 7.6 shall be enforceable against the Registrant by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated therein.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------
          Munder Capital Management

          Name                            Position with Advisor
          Munder Group LLC                Partner
          WAM Holdings, Inc.              Partner
          WAM Holdings II, Inc.           Partner
          Michael Monahan                 Chairman
          Leonard J. Barr, II             Senior Vice President and Director of
                                          Research

          Name                            Position with Advisor

          Clark Durant                    Vice President and President of Munder
                                          Charitable Gift Fund
          Elyse G. Essick                 Vice President and Director of
                                          Communications and Client Services
          Sharon E. Fayolle               Vice President and Director of Cash
                                          Management
          Otto G. Hinzmann                Vice President and Director of Equity
                                          Portfolio Management
          Anne K. Kennedy                 Vice President and Director of
                                          Portfolio Management
          Ann F. Putallaz                 Vice President and Director of
                                          Retirement Services Group
          Peter G. Root                   Vice President and Chief Investment
                                          Officer of Fixed Income
          James C. Robinson               Chief Executive Officer
          Enrique Chang                   Chief Investment Officer of Equities


          For further information relating to the Investment Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Munder Capital Management. See File No. 801-48394.

          World Asset Management

          Name                            Position with Advisor

          Todd B. Johnson                 President, Chief Investment Officer
                                          and Chief Executive Officer
          Robert J. Kay                   Director, Client Services
          Theodore D. Miller              Director, International Investments
          Kenneth A. Schluchter, III      Director, Domestic Investments

          For further information relating to the Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by World Asset Management, SEC File No. 801-55795.

          Framlington Overseas Investment Management Limited

          Name                            Position with Sub-Advisor

          Warren J. Coleman               Director
          Gary C. Fitzgerald              Director
          Jean-Luc Schilling              Director
          Michael A. Vogel                Director
          Robert Jenkins                  Portfolio Manager

          For further information relating to the Sub-Advisor's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Framlington Overseas Investment Management Limited, SEC File No. 801-42074.

Item 27.  Principal Underwriters
          ----------------------

          (a) Funds Distributor, Inc. ("FDI"), located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirectly wholly-owned subsidiary of Boston Institutional Group, Inc. a holding company, all of whose outstanding shares are owned by key employees. FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI acts as principal underwriter of the following investment companies other than the
               Registrant:

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               The Brinson Funds
               CDC MPT+ Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Global Funds, Inc.
               Dresdner RCM Investment Funds Inc.
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               JPM Series Trust
               JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Merrimac Series
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds I
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               National Investors Cash Management Fund, Inc.
               Nomura Pacific Basin Fund, Inc.
               Orbitex Group of Funds
               The Saratoga Advantage Trust
               SG Cowen Funds, Inc.
               SG Cowen Income + Growth Fund, Inc.
               SG Cowen Standby Reserve Fund, Inc.
               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
               SG Cowen Series Fund, Inc.

               St. Clair Funds, Inc.
               The Skyline Funds
               TD Waterhouse Family of Funds, Inc.
               TD Waterhouse Trust.


          (b) The following is a list of the executive officers, directors and partners of Funds Distributor, Inc.

               Director, President and Chief Executive    -Marie E. Connolly
               Officer

               Director and Executive Vice President      -George A. Rio
               Executive Vice President and Chief         -Gary S. MacDonald
               Administrative Officer
               Executive Vice President                   -William S. Nichols
               Executive Vice President                   -Charles W. Carr
               Senior Vice President, General Counsel,    -Margaret W. Chambers
               Chief Compliance Officer, Secretary and
               Clerk

               Senior Vice President and Treasurer        -Joseph F. Tower, III
               Senior Vice President and Chief            -William J. Stetter
               Financial Officer
               Senior Vice President                      -Mary A. Nelson
               Senior Vice President                      -Eric A. Liik
               Senior Vice President                      -John Lehning
               Senior Vice President                      -John Prosperi
               Chairman and Director                      -William J. Nutt

          (c)  Not Applicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (1) Munder Capital Management, 480 Pierce Street or 255 East Brown Street, Birmingham, Michigan 48009 (records relating to its function as investment advisor);

          (2) PFPC Inc. (formerly First Data Investor Services Group, Inc.), 100 Federal Street, Boston, Massachusetts 02110 or 4400 Computer Drive, Westborough, Massachusetts 01581 (records relating to its functions transfer agent);

          (3) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records relating to its function as administrator and custodian); and

          (4) Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109 (records relating to its function as distributor).

Item 29.  Management Services
          -------------------
          None.

Item 30.  Undertakings
          ------------
          Not Applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 48 to the Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended and the Registrant has duly caused this Post-Effective Amendment No. 48 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of June, 2000.

THE MUNDER FUNDS, INC.

By:   *_________________________
       James Robinson, President

* By:  /s/ Francine S. Hayes
       ----------------------
       Francine S. Hayes
       as Attorney-in-Fact

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:



Signatures                Title        Date
----------                -----        ----

*___________________    Director   June 29, 2000
 Charles W. Elliott

*___________________    Director   June 29, 2000
 Joseph E. Champagne

*___________________    Director   June 29, 2000
 Thomas B. Bender

*___________________    Director   June 29, 2000
 Thomas D. Eckert

*___________________    Director   June 29, 2000
 John Rakolta, Jr.

*___________________    Director   June 29, 2000
 David J. Brophy

*___________________    President  June 29, 2000
James Robinson

*By:  /s/ Francine S. Hayes
      ----------------------
      Francine S. Hayes
      as Attorney-in-Fact